UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21774
                                                    -----------

                        First Trust Exchange-Traded Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2013
                                           -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund
Book 1


First Trust Dow Jones Select MicroCap Index(SM) Fund (FDM) First Trust Morningstar Dividend Leaders(SM) Index Fund (FDL) First Trust US IPO Index Fund (FPX)
First Trust NYSE Arca Biotechnology Index Fund (FBT)
First Trust Dow Jones Internet Index(SM) Fund (FDN)
First Trust Capital Strength ETF (FTCS)
   (formerly known as First Trust Strategic Value Index Fund) First Trust Value Line(R) Equity Allocation Index Fund (FVI) First Trust Value Line(R) Dividend Index Fund (FVD)
First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)

Annual Report
December 31, 2013

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TABLE OF CONTENTS
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index(SM) Fund (FDM)................  4
   First Trust Morningstar Dividend Leaders(SM) Index Fund (FDL).............  6
   First Trust US IPO Index Fund (FPX).......................................  8
   First Trust NYSE Arca Biotechnology Index Fund (FBT) ..................... 10
   First Trust Dow Jones Internet Index(SM) Fund (FDN)....................... 12
   First Trust Capital Strength ETF (FTCS)................................... 14
   First Trust Value Line(R) Equity Allocation Index Fund (FVI).............. 16
   First Trust Value Line(R) Dividend Index Fund (FVD)....................... 18
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................. 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index(SM) Fund (FDM)................ 25
   First Trust Morningstar Dividend Leaders(SM) Index Fund (FDL)............. 30
   First Trust US IPO Index Fund (FPX)....................................... 32
   First Trust NYSE Arca Biotechnology Index Fund (FBT)...................... 35
   First Trust Dow Jones Internet Index(SM) Fund (FDN)....................... 36
   First Trust Capital Strength ETF (FTCS) .................................. 38
   First Trust Value Line(R) Equity Allocation Index Fund (FVI).............. 40
   First Trust Value Line(R) Dividend Index Fund (FVD)....................... 44
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................. 47
Statements of Assets and Liabilities......................................... 50
Statements of Operations .................................................... 52
Statements of Changes in Net Assets.......................................... 54
Financial Highlights......................................................... 58
Notes to Financial Statements................................................ 63
Report of Independent Registered Public Accounting Firm...................... 73
Additional Information....................................................... 74
Board of Trustees and Officers............................................... 77
Privacy Policy............................................................... 79


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2013


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment, including a market overview and performance analysis for the period. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the twelve months covered by this report saw challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 32.39% during the twelve months ended December 31, 2013. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,
/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

Various surveys of leading economists have shown that expectations for U.S. GDP growth in 2014 target a growth rate of around 2.8%, up from 2.1% over the past four quarters through Q3'13. As of the close of 2013, the U.S. economic recovery turned 54 months old, or 4.5 years. Over the past 4.5 years, we have been steadfast in our message to investors that the recovery is not only real, but worth taking a stake in via common stocks. Three major U.S. stock indices (S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index) all closed 2013 at or near record highs. From March 9, 2009 (market bottom) through December 31, 2013, the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index posted cumulative total returns of 202.78%, 256.52% and 288.11%, respectively. With small-capitalization stocks outperforming both mid- and large capitalization stocks, it would appear that the traditional risk/reward relationship is in proper working order. We believe that should be construed as a positive to any investor who lost confidence in the markets following the financial crisis in 2008.

One of the biggest disappointments in this recovery to date is that too many people are still out of work in the U.S. U.S. payrolls currently stand about 1.5 million below where they were in 2008, according to Bloomberg. If the labor situation improves in 2014, there is a potential silver lining. Why is this so? More workers should lead to greater consumption, in our opinion. Another potential boost to consumption could come from consumer durable goods. Americans have been holding onto their consumer durable goods (which typically last at least three years) longer than at any point in the last 50 years, according to MSN.com. This suggests there could be pent-up demand for these goods. The average age of such items as furniture, appliances and jewelry is more than five years old, the highest since at least 1962, according to the Bureau of Economic Analysis.

U.S. STOCKS AND BONDS

For the second calendar year in a row, all of the major U.S. stock indices posted double-digit total returns. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 32.39%, 33.50%, and 41.31%, respectively in 2013, according to Bloomberg. All 10 major sectors in the S&P 500 posted double-digit total returns as well in 2013. The gains ranged from 11.47% for the S&P 500 Telecommunication Services Index to 43.08% for the S&P 500 Consumer Discretionary Index. Volatility eased further in 2013. The VIX Index averaged 14.25%, well below 2012's average of 17.82%, and significantly below its 10-year average of 20.17%. The 2014 estimated earnings growth rates for the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were 13.31%, 22.57% and 34.92%, respectively, as of January 9, 2014, according to Standard & Poor's.

The S&P 500 Index has not experienced a 10% correction in 819 days, as of December 31, 2013, and even though we witnessed one in 2011, the market eventually rebounded and moved on to set new all-time highs. Investors leery of committing capital to the stock market at current levels should know, however, that the longest stretch without a 10% correction was 2,553 days (October 11, 1990 - October 7, 1997), according to Bespoke Investment Group. This means that, while always a possibility, a correction is not imminent, in our opinion.

In the U.S. bond market, the top-performing major debt group in 2013 was high-yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of 7.44%. The next closest domestic category was intermediate investment-grade corporate bonds, up just 0.08%, as measured by the Barclays Intermediate Corporate Index. The Barclays Municipal Bond: Long Bond (22+ Yr) Index posted the weakest total return, down 6.01%. The 127 basis point rise in the yield on the benchmark 10-year Treasury note in 2013 induced some selling pressure in bond mutual funds. TrimTabs Investment Research reported that investors liquidated a record $86 billion from U.S. bond mutual funds and ETFs in 2013, according to Barron's. It topped the previous record of $62 billion set in 1994.

FOREIGN STOCKS AND BONDS

Investors shied away from foreign debt securities in 2013. The Barclays Global Emerging Markets Index of debt securities fell 2.66% (USD), while the Barclays Global Aggregate Index of higher-quality debt declined by 2.60% (USD). Investors seemed just as disinterested in emerging markets equities. The MSCI Emerging Markets Index posted a total return of -2.60% (USD). On the other hand, investors were attracted to stocks from developed nations. The MSCI World Index (excluding the U.S.) posted a total return of 21.02% (USD). Over the past 12 months, the U.S. dollar rose just 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The dollar had little influence on returns for U.S. investors in 2013, in our opinion.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

The First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE(R)"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (9/27/05)        Ended       (9/27/05)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          43.32%       18.17%         6.88%       130.45%        73.29%
Market Value                                                 42.74%       18.14%         6.82%       130.11%        72.45%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)                          44.25%       18.96%         7.63%       138.24%        83.61%
Russell 2000(R) Index                                        38.82%       20.08%         8.59%       149.69%        97.47%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 43.32% during the 12-month period covered by this report. During the same period, the benchmark Russell 2000(R) Index generated a return of 38.82%. The Industrials sector was the top-performing sector in the Fund with a 54.8% return during the reporting period. The sector's average weight in the Fund was 20.8%, resulting in an 11.0% contribution to the Fund's total return. Within the sector, the Machinery industry was a major driver of return. The Fund's holdings from the industry returned 59.6% during the reporting period and contributed 3.1% to the Fund's total return. The Financials sector led all sectors in terms of contribution to total return with a 12.0% contribution to total return. The Fund's holdings in the sector comprised an average of 27.6% of the Fund's weight and returned 43.7% during the reporting period. Commercial banks were the major cause of the sector's performance as companies from the industry returned 47.0% and contributed 8.0% to the Fund's return. The Industrials and Financials sectors were also the main causes of the Fund's outperformance. The Fund's holdings in the Financials sector outperformed the benchmark's constituents from the sector (43.7% vs. 30.3%) and the Fund was overweight the sector (27.6% vs. 23.0% average weight). Similarly, in the Industrials sector the Fund's holdings outperformed the benchmark's constituents (54.8% vs. 43.1%) and the Fund was overweight the sector (20.8% vs. 14.7% average weight).

-------------------
Dow Jones and Dow Jones Select MicroCap Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates, and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   25.89%
Industrials                                  22.49
Consumer Discretionary                       15.13
Information Technology                       10.35
Health Care                                   8.79
Materials                                     4.45
Energy                                        3.75
Telecommunication Services                    3.73
Consumer Staples                              3.51
Utilities                                     1.91
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
First Financial Holdings, Inc.                1.47%
Sterling Bancorp                              0.96
FARO Technologies, Inc.                       0.91
Renasant Corp.                                0.90
Navigant Consulting, Inc.                     0.87
Gentherm, Inc.                                0.85
Altra Industrial Motion Corp.                 0.85
Federal Signal Corp.                          0.84
Virtusa Corp.                                 0.82
Spartan Stores, Inc.                          0.81
                                            -------
      Total                                   9.28%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2005 - DECEMBER 31, 2013

        First Trust Dow Jones Select     Dow Jones Select       Russell 2000(R)
          MicroCap Index(SM) Fund       MicroCap Index(SM)           Index
09/05              $10000                     $10000                $10000
12/05               10374                      10397                 10252
06/06               10968                      11033                 11094
12/06               12001                      12115                 12134
06/07               12746                      12910                 12917
12/07               11278                      11474                 11944
06/08                9896                      10100                 10825
12/08                7520                       7707                  7909
06/09                7362                       7568                  8118
12/09                9087                       9393                 10058
06/10                8833                       9153                  9862
12/10               11427                      11876                 12759
06/11               11811                      12319                 13551
12/11               10435                      10907                 12227
06/12               11107                      11648                 13270
12/12               12091                      12728                 14225
06/13               14055                      14840                 16481
12/13               17328                      18360                 19748


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             121             6              0            0
01/01/10 - 12/31/10             169             0              0            0
01/01/11 - 12/31/11              87             2              0            0
01/01/12 - 12/31/12              70             0              0            0
01/01/13 - 12/31/13             151             1              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             120             5              0            0
01/01/10 - 12/31/10              83             0              0            0
01/01/11 - 12/31/11             161             2              0            0
01/01/12 - 12/31/12             179             1              0            0
01/01/13 - 12/31/13              98             2              0            0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders(SM) Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders(SM) Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE(R), NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (3/9/06)         Ended       (3/9/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          22.71%       15.23%         5.30%       103.19%        49.76%
Market Value                                                 22.72%       15.16%         5.30%       102.58%        49.72%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders(SM) Index                    23.36%       15.84%         5.83%       108.59%        55.65%
S&P 500(R) Index                                             32.39%       17.94%         7.16%       128.19%        71.64%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 22.71% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index generated a return of 32.39%. Despite the Fund's solid annual return, it underperformed the broader market. The Fund underperformed due to its heavy weight in the Telecommunication Services and Utilities sectors. During the reporting period the Fund's holdings in the Utilities sector comprised an average of 27.3% of the Fund's weight and returned 11.8%. The benchmark had an average weight of just 3.3% in the sector. In the Telecommunication Services sector, the Fund's holdings had an average weight of 19.8% and returned 13.5% for the reporting period. In the benchmark the Telecommunication Services sector had only a 2.7% weight. Due to being overweight in Utilities and Telecommunication Services, the Fund was underweight in other strong-performing sectors relative to the benchmark. The Fund was underweight in the Consumer Discretionary (1.6% vs. 12.0% average weight), Financials (2.8% vs 16.3%), and Industrials (5.4% vs. 10.3%) sectors; all of which had above-average performance.

-------------------
Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The First Trust Morningstar Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    26.16%
Telecommunication Services                   20.73
Energy                                       15.53
Health Care                                  10.15
Information Technology                        9.82
Materials                                     5.67
Industrials                                   4.80
Financials                                    2.87
Consumer Staples                              2.84
Consumer Discretionary                        1.43
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
AT&T, Inc.                                   10.06%
Chevron Corp.                                 9.36
Verizon Communications, Inc.                  8.76
Merck & Co., Inc.                             7.33
Intel Corp.                                   6.79
ConocoPhillips                                4.91
Duke Energy Corp.                             3.17
Eli Lilly & Co.                               2.82
Southern (The) Co.                            2.58
E.I. du Pont de Nemours & Co.                 2.55
                                            -------
      Total                                  58.33%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MARCH 9, 2006 - DECEMBER 31, 2013

       First Trust Morningstar Dividend    Morningstar(R) Dividend    S&P 500(R)
              Leaders(SM) Index             FundLeaders(SM) Index       Index
03/06               $10000                         $10000              $10000
12/06                12077                          12110               11317
06/07                12392                          12462               12104
12/07                10793                          10870               11939
06/08                 7995                           8069               10516
12/08                 7371                           7462                7522
06/09                 6961                           7067                7760
12/09                 8420                           8567                9512
06/10                 8039                           8197                8879
12/10                 9771                           9995               10945
06/11                10535                          10806               11604
12/11                11182                          11498               11176
06/12                12107                          12491               12236
12/12                12204                          12620               12964
06/13                13908                          14421               14756
12/13                14978                          15569               17163


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             135             4              3            2
01/01/10 - 12/31/10             185             0              0            0
01/01/11 - 12/31/11             219             0              0            0
01/01/12 - 12/31/12             171             0              0            0
01/01/13 - 12/31/13             171             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             106             3              1            0
01/01/10 - 12/31/10             66              1              0            0
01/01/11 - 12/31/11             33              0              0            0
01/01/12 - 12/31/12             79              0              0            0
01/01/13 - 12/31/13             81              0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX)

The First Trust U.S. IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reach 1,000 days in the Index and automatically drop out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 25, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                            TOTAL RETURNS                TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (4/12/06)        Ended       (4/12/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          47.98%       27.73%        12.16%       240.03%       142.58%
Market Value                                                 47.40%       27.76%        12.17%       240.43%       142.69%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                                       48.88%       28.56%        12.86%       251.21%       154.45%
Russell 3000(R) Index                                        33.55%       18.71%         7.27%       135.71%        71.91%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 47.98% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index generated a return of 33.55%. Facebook, Inc. was the Fund's best individual contributor to total return with an 8.5% contribution as the company's stock appreciated 105.3% during the reporting period. Facebook, Inc. shares started to rally after the company announced strong mobile ad revenue in their second quarter earnings announcement. Tesla Motors, Inc. was the best performing stock in the Fund with a 344.1% return during the reporting period after posting its first ever profit earlier than analysts expected. The company's relatively small average weight in the Fund (1.6%) limited its contribution to the Fund's total return to 2.4%.

-------------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       26.71%
Information Technology                       18.80
Energy                                       17.77
Health Care                                  15.46
Industrials                                   9.22
Financials                                    7.18
Consumer Staples                              4.56
Materials                                     0.30
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Facebook, Inc., Class A                       9.73%
AbbVie, Inc.                                  9.30
General Motors Co.                            7.08
Phillips 66                                   5.12
Kinder Morgan, Inc.                           4.13
Kraft Foods Group, Inc.                       3.56
Marathon Petroleum Corp.                      3.06
HCA Holdings, Inc.                            2.36
Dollar General Corp.                          2.14
Delphi Automotive PLC                         2.05
                                            -------
      Total                                  48.53%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 12, 2006 - DECEMBER 31, 2013

            First Trust US IPO      IPOX(R)-100      Russell 3000(R)
                Index Fund          U.S. Index            Index
04/06             $10000              $10000             $10000
12/06              11100               11154              11064
06/07              12385               12481              11851
12/07              12712               12844              11633
06/08              11784               11941              10348
12/08               7134                7245               7293
06/09               8087                8248               7599
12/09              10339               10575               9360
06/10               9726                9980               8794
12/10              12228               12594              10945
06/11              13439               13889              11640
12/11              12607               13071              11057
06/12              14314               14885              12088
12/12              16391               17092              12873
06/13              19143               20011              14683
12/13              24256               25446              17192


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             109             3              0            0
01/01/10 - 12/31/10             149             0              0            0
01/01/11 - 12/31/11             135             0              0            0
01/01/12 - 12/31/12             149             2              0            0
01/01/13 - 12/31/13             220             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             135             5              0            0
01/01/10 - 12/31/10             103             0              0            0
01/01/11 - 12/31/11             116             1              0            0
01/01/12 - 12/31/12              97             2              0            0
01/01/13 - 12/31/13              32             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                            TOTAL RETURNS                TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (6/19/06)        Ended       (6/19/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          50.10%       28.54%        18.08%       250.86%       249.73%
Market Value                                                 50.36%       28.64%        18.08%       252.29%       249.73%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)                            50.80%       29.27%        18.79%       261.03%       266.00%
NASDAQ(R) Biotechnology Index                                66.02%       27.07%        17.54%       231.25%       237.87%
S&P 500(R) Index                                             32.39%       17.94%         7.73%       128.19%        75.23%
S&P Composite 1500 Health Care Index                         42.19%       19.06%        11.07%       139.19%       120.50%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 50.10% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Health Care Index generated a return of 42.19%. Incyte Corp. was the best-performing and contributing holding in the Fund. For the reporting period the company's stock returned 204.8% and contributed 7.8% to the Fund's return. The value of Incyte Corp. jumped when one of its medicines had positive results for patients with pancreatic cancer. Celgene Corp. was the next best performer with a 115.3% return and a 5.0% contribution to return. The company's drug Revlimid showed positive results in elderly patients newly diagnosed with myeloma. A majority of the holdings in the Fund had strong returns, but some companies did detract from return. Dendreon Corp. was the worst-performing company in the Fund with return of -53.9% while held in the Fund this reporting period. One reason for the negative performance was the lowering of the forecast for the company's prostate drug, Provenge.

-------------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
INDUSTRY                             LONG-TERM INVESTMENTS
Biotechnology                                77.96%
Life Sciences Tools & Services               16.83
Pharmaceuticals                               5.21
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
United Therapeutics Corp.                     6.44%
Illumina, Inc.                                6.38
Incyte Corp.                                  6.25
Alexion Pharmaceuticals, Inc.                 5.76
Cepheid, Inc.                                 5.40
QIAGEN N.V.                                   5.32
Nektar Therapeutics                           5.21
Techne Corp.                                  5.13
Exact Sciences Corp.                          4.88
Gilead Sciences, Inc.                         4.83
                                            -------
      Total                                  55.60%
                                            =======


                                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                            APRIL 12, 2006 - DECEMBER 31, 2013

             First Trust NYSE Arca             NYSE Arca               NASDAQ(R)          S&P 500(R)    S&P Composite 1500
            Biotechnology Index Fund    Biotechnology Index(SM)   Biotechnology Index       Index       Health Care Index
06/06               $10000                      $10000                  $10000              $10000           $10000
12/06                11775                       11815                   11114               11554            11194
06/07                12105                       12179                   11177               12358            11919
12/07                12205                       12320                   11630               12189            12092
06/08                11410                       11557                   11086               10736            10593
12/08                 9968                       10138                   10200                7679             9218
06/09                10722                       10921                   10491                7922             9305
12/09                14441                       14758                   11828                9711            11132
06/10                15629                       16026                   11227                9065            10324
12/10                19768                       20327                   13726               11174            11712
06/11                22182                       22880                   15694               11847            13374
12/11                16534                       17096                   15385               11410            13104
06/12                22185                       23013                   19204               12493            14610
12/12                23299                       24233                   20352               13236            15510
06/13                29413                       30705                   25829               15066            18703
12/13                34975                       36600                   33787               17523            22049


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09              93             3              0            0
01/01/10 - 12/31/10             165             1              0            1
01/01/11 - 12/31/11             151             1              0            0
01/01/12 - 12/31/12             121             0              0            0
01/01/13 - 12/31/13             204             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             152             4              0            0
01/01/10 - 12/31/10              83             1              0            1
01/01/11 - 12/31/11             100             0              0            0
01/01/12 - 12/31/12             128             1              0            0
01/01/13 - 12/31/13              48             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

The First Trust Dow Jones Internet Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indexes, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (6/19/06)        Ended       (6/19/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          53.40%       33.74%        15.72%       327.89%       200.49%
Market Value                                                 53.44%       33.75%        15.73%       327.96%       200.54%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)                       54.36%       34.54%        16.38%       340.80%       213.59%
S&P 500(R) Index                                             32.39%       17.94%         7.73%       128.19%        75.23%
S&P Composite 1500 Information Technology Index              28.99%       22.00%        10.08%       170.28%       106.20%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 53.40% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Information Technology Index generated a return of 28.99%. The Internet & Catalog Retail industry, which is a part of the Consumer Discretionary sector, was a significant driver of the Fund's strong returns. The Fund's holdings in the industry comprised an average of 23.3% of the Fund's weight and returned 95.1% for the reporting period. Netflix, Inc. (+297.6% return), Groupon, Inc. (+142.1%), TripAdvisor, Inc. (+97.6%), and priceline.com, Inc. (+87.4%) all were companies from the industry with robust performance this period. The Internet Software & Services industry led all industries in the Fund with a 24.2% contribution to return. The Fund's holdings in the industry returned 44.8% and comprised an average of 52.3% of the Fund's' weight. Google, Inc. and Facebook, Inc. were the leading contributors from the industry with contributions to total return of 5.8% and 4.4%, respectively.

-------------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC ("CME") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by CME, Dow Jones or their respective affiliates and CME, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
 SECTOR                              LONG-TERM INVESTMENTS
Information Technology                       70.85%
Consumer Discretionary                       23.17
Financials                                    4.49
Health Care                                   1.49
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Google, Inc., Class A                         9.81%
Amazon.com, Inc.                              7.54
Facebook, Inc., Class A                       6.50
eBay, Inc.                                    5.55
priceline.com, Inc.                           5.15
Yahoo!, Inc.                                  4.46
Salesforce.com, Inc.                          4.18
Netflix, Inc.                                 3.51
LinkedIn Corp., Class A                       3.30
Juniper Networks, Inc.                        2.86
                                            -------
      Total                                  52.86%
                                            =======


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JUNE 19, 2006 - DECEMBER 31, 2013

             First Trust Dow Jones      Dow Jones Internet     S&P 500(R)          S&P Composite 1500
            Internet Index(SM) Fund     Composite Index(SM)      Index        Information Technology Index
06/06               $10000                    $10000             $10000                  $10000
12/06                11285                     11315              11554                   11574
06/07                12975                     13044              12358                   12716
12/07                12545                     12651              12189                   13360
06/08                11203                     11327              10736                   11638
12/08                 7023                     71147                679                    7629
06/09                 9374                     95247                922                    9506
12/09                12587                     12825               9711                   12286
06/10                11980                     12222               9065                   11055
12/10                17197                     17603              11174                   13776
06/11                18186                     18661              11847                   14115
12/11                16209                     16702              11410                   13930
06/12                17741                     18335              12493                   15702
12/12                19590                     20315              13236                   15985
06/13                22779                     23687              15065                   17061
12/13                30050                     31357              17523                   20620


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             134             2              1            0
01/01/10 - 12/31/10             189             0              0            0
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             122             0              0            0
01/01/13 - 12/31/13             200             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             112             3              0            0
01/01/10 - 12/31/10              63             0              0            0
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12             128             0              0            0
01/01/13 - 12/31/13              52             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (formerly known as First Trust Strategic Value Index Fund) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(SM) (the "Index"). The Index is initially equally-weighted and is made up of the top 50 stocks out of the universe of the largest 500 U.S. companies included in the NASDAQ US Benchmark Index, ranked by one and three-year daily volatility. Companies with less than $1 billion in cash and short term investments, companies with long-term debt divided by market capitalization greater than 30% and companies with return on equity less than 15% are excluded from the Index. The Index is reconstituted and rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NASDAQ. The first day of secondary market trading in shares of the Fund was July 11, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (7/6/06)         Ended       (7/6/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          35.90%       19.76%         8.86%       146.33%        88.80%
Market Value                                                 36.15%       19.94%         8.88%       148.20%        89.09%

INDEX PERFORMANCE
The Capital Strength Index(SM)*                                 N/A          N/A           N/A           N/A           N/A
S&P 500 Value Index                                          31.99%       16.61%         5.65%       115.59%        50.94%
S&P 500(R) Index                                             32.39%       17.94%         7.38%       128.19%        70.39%
----------------------------------------------------------------------------------------------------------------------------
*     On June 18, 2010, the Fund's underlying index changed from the Deutsche
      Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S. Value Index, Powered
      by HOLT(TM). On June 4, 2013, the Fund's underlying index changed from the
      Credit Suisse U.S. Value Index, Powered by HOLT(TM) to The Capital
      Strength Index(SM). Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for any of the periods disclosed.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 35.90% during the 12-month period covered by this report. During the same period, the S&P 500 Value Index (the "Benchmark") generated a return of 31.99%. In June of 2013 the Fund changed its underlying index from the Credit Suisse U.S. Value Index, Powered by Holt(TM) (the "HOLT Index"), to The Capital Strength Index(SM). During the portion of the year when the Fund tracked the HOLT Index the Fund returned 18.5% versus the Benchmark's 17.5% return. In this period the Fund's outperformance came from being overweight the strong-performing Information Technology sector (23.6% vs. 8.4% average weight). From the time the Fund changed underlying indexes (June 4,
2013) through the end of the reporting period the Fund returned 14.8% versus the Benchmark's 12.3%. During the same period, The Capital Strength Index(SM) generated a return of 15.23%. In this June 4, 2013 to December 31, 2013 period the Fund's outperformance came from positive selection and allocation effects in the Industrials sector. Relative to the Benchmark the Fund was overweight the sector (18.6% vs. 13.1% average weight) and outperformed within the sector (+27.8% vs. +22.1%).

-------------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust on behalf of the Fund. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN THE FUND.

The Capital Strength Index(TM) is the trademark (the "Mark") of NASDAQ OMX. The Mark is licensed for use by First Trust Portfolios L.P. The Fund has not been passed on by NASDAQ OMX as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ OMX. The Fund should not be construed in any way as investment advice by NASDAQ OMX. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND OR THE CAPITAL STRENGTH INDEX(TM).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Health Care                                  19.50%
Industrials                                  18.82
Information Technology                       18.45
Consumer Staples                             17.39
Consumer Discretionary                       10.12
Financials                                    7.76
Energy                                        5.92
Materials                                     2.04
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Raytheon Co.                                  2.21%
Linear Technology Corp.                       2.17
Exxon Mobil Corp.                             2.16
Lockheed Martin Corp.                         2.16
3M Co.                                        2.14
McKesson Corp.                                2.14
Omnicom Group, Inc.                           2.12
United Parcel Service, Inc., Class B          2.11
Northrop Grumman Corp.                        2.11
CA, Inc.                                      2.09
                                            -------
      Total                                  21.41%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 6, 2006 - DECEMBER 31, 2013

            First Trust Capital           S&P 500 Value              S&P 500(R)
               Strength ETF                   Index                    Index
07/06             $10000                     $10000                    $10000
12/06              11074                      11294                     11235
06/07              12444                      12126                     12016
12/07              12210                      11519                     11852
06/08              11253                      96711                      0440
12/08               7665                      70027                       467
06/09               8640                      69037                       703
12/09              10686                      84849                       443
06/10               9880                      80348                       815
12/10              12185                      97651                      0866
06/11              13144                      10276                     11520
12/11              11827                      97181                      1095
06/12              12469                      10585                     12148
12/12              13890                      11436                     12871
06/13              16203                      13235                     14650
12/13              18876                      15093                     17039


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             139             3              0            0
01/01/10 - 12/31/10             152             0              0            0
01/01/11 - 12/31/11             129             0              0            0
01/01/12 - 12/31/12             147             0              0            0
01/01/13 - 12/31/13             134             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             107             3              0            0
01/01/10 - 12/31/10             100             0              0            0
01/01/11 - 12/31/11             123             0              0            0
01/01/12 - 12/31/12             103             0              0            0
01/01/13 - 12/31/13             117             1              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis in February and August. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was December 7, 2006.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (12/5/06)        Ended       (12/5/06)
                                                           12/31/13    12/31/13    to 12/31/13      12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                          34.65%       16.31%         5.11%       112.90%        42.24%
Market Value                                                 34.72%       16.77%         5.11%       117.07%        42.26%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index(TM)                    35.74%       17.37%         5.98%       122.70%        50.82%
Russell 3000(R) Index                                        33.55%       18.71%         6.44%       135.71%        55.49%
----------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 22.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 34.65% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index generated a return of 33.55%. The Financials sector led all sectors in the Fund in contribution to return with a 9.9% contribution. The Fund's holdings in the sector comprised an average of 23.6% of the Fund's weight and returned 45.3%. Almost half of the Fund's Financials exposure was in the strong-performing Insurance industry, which returned 54.0% during the reporting period. The Consumer Discretionary sector was the Fund's second-best contributing sector with a 7.5% contribution to total return. Within the sector, the Fund's holdings returned 35.4% and comprised an average of 21.2% of the Fund's weight. The Health Care sector was the top-performing sector in the Fund with a 48.2% return, but the sector's average Fund weight of 8.2% limited its contribution to 4.0%. The Financials sector was the largest cause of outperformance as the Fund was overweight the sector (23.6% vs. 17.5% average weight) and achieved better performance (+45.3% vs. +32.7%) relative to the benchmark.

-------------------
"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Equity Allocation Index, is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   29.64%
Consumer Discretionary                       19.65
Industrials                                  15.42
Information Technology                       14.09
Health Care                                   8.47
Materials                                     4.60
Energy                                        3.93
Consumer Staples                              3.03
Telecommunication Services                    0.86
Utilities                                     0.31
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                            LONG-TERM INVESTMENTS
Cognizant Technology Solutions Corp.,
   Class A                                    1.49%
Time Warner Cable, Inc.                       1.35
3M Co.                                        1.33
Xerox Corp.                                   1.32
AbbVie, Inc.                                  1.31
Manulife Financial Corp.                      1.29
Infosys Ltd., ADR                             1.29
St. Jude Medical, Inc.                        1.29
Lockheed Martin Corp.                         1.28
Intuit, Inc.                                  1.28
                                            -------
      Total                                  13.23%
                                            =======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         DECEMBER 5, 2006 - DECEMBER 31, 2013

          First Trust Value Line(R) Equity    Value Line(R) Equity     Russell 3000(R)
               Allocation Index Fund          Allocation Index(TM)          Index
12/5/06                $10000                        $10000                $10000
12/06                    9890                          9897                 10008
06/07                   10610                         10623                 10720
12/07                   10350                         10398                 10522
06/08                    9470                          9551                  9360
12/08                    6681                          6772                  6597
06/09                    7037                          7177                  6874
12/09                    8962                          9192                  8466
06/10                    8831                          9104                  7954
12/10                   10741                         11125                  9900
06/11                   10976                         11405                 10529
12/11                    9714                         10132                 10001
06/12                    9883                         10350                 10933
12/12                   10563                         11109                 11643
06/13                   12087                         12764                 13280
12/13                   14223                         15078                 15550


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             110             3              0            0
01/01/10 - 12/31/10             156             0              0            0
01/01/11 - 12/31/11             146             1              0            0
01/01/12 - 12/31/12             124             1              0            0
01/01/13 - 12/31/13             140             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             138             1              0            0
01/01/10 - 12/31/10              95             1              0            0
01/01/11 - 12/31/11             105             0              0            0
01/01/12 - 12/31/12             122             3              0            0
01/01/13 - 12/31/13             104             8              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                      CUMULATIVE
                                                                       TOTAL RETURNS                     TOTAL RETURNS
                                                   1 Year    5 Years    10 Years   Inception     5 Years    10 Years    Inception
                                                    Ended     Ended       Ended    (8/19/03)      Ended      Ended     (8/19/03)
                                                  12/31/13  12/31/13    12/31/13   to 12/31/13   12/31/13   12/31/13   to 12/31/13

FUND PERFORMANCE
NAV                                                26.57%    16.32%       9.02%       9.31%       112.98%    137.18%     151.69%
Market Value                                       26.72%    16.53%       9.93%       9.32%       114.86%    157.82%     151.93%

INDEX PERFORMANCE
Value Line(R) Dividend Index(TM)                   27.60%    17.25%         N/A         N/A       121.58%        N/A         N/A
S&P 500(R) Index                                   32.39%    17.94%       7.41%       8.28%       128.19%    104.30%     128.12%
Dow Jones U.S. Select Dividend Index(SM)           29.06%    16.16%         N/A         N/A       111.45%        N/A         N/A
----------------------------------------------------------------------------------------------------------------------------------
  On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) Dividend Fund (the
  "Predecessor FVD Fund," a closed-end fund), which had an inception date of
  August 19, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the
  Predecessor FVD Fund. The inception date of the Index was July 3, 2006.
  Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06) through period end (12/31/13)
  were 10.59% and 11.12% at NAV and Market Value, respectively. That compares to an Index return of 14.90% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (12/31/13) were 2.01% and 2.11% at NAV and Market Value, respectively.
  That compares to an Index return of 2.80% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment
  Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 26.57% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index generated a return of 32.39%. The Utilities sector was the top-contributing sector in the Fund with a 4.7% contribution. The Fund's holdings in the sector lagged the broader market with a 17.1% return, but the sector had an average weight in the Fund of 26.0%. The Industrials sector was the top-performing sector in the Fund with a 42.6% return, but the sector's average Fund weight of 10.9% limited its contribution to 4.2%. The largest cause of the Fund underperforming its benchmark was being overweight the weak-performing Utilities sector (26.0% vs. 3.3% average weight). The Fund also suffered from its holdings underperforming in the Financials (+29.4% vs. +35.7%) and the Health Care (+33.2% vs. +41.2%) sectors relative to the benchmark.

-------------------
"Value Line(R)" and "Value Line(R) Dividend Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) Dividend Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    25.42%
Consumer Staples                             16.70
Industrials                                  11.35
Financials                                   10.69
Health Care                                  10.12
Information Technology                        8.95
Consumer Discretionary                        6.00
Energy                                        5.98
Materials                                     2.40
Telecommunication Services                    2.39
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Omnicom Group, Inc.                           0.61%
Cisco Systems, Inc.                           0.61
E.I. du Pont de Nemours & Co.                 0.61
GlaxoSmithKline PLC, ADR                      0.61
Mattel, Inc.                                  0.61
Hasbro, Inc.                                  0.61
Diageo PLC, ADR                               0.61
Sanofi, ADR                                   0.61
Unilever PLC, ADR                             0.61
Fastenal Co.                                  0.61
                                            -------
      Total                                   6.10%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     DECEMBER 31, 2003 - DECEMBER 31, 2013

                 First Trust Value Line(R)              S&P 500(R)
                    Dividend Index Fund                   Index
12/03                     $10000                         $10000
06/04                      10596                          10345
12/04                      11878                          11089
06/05                      12238                          10999
12/05                      12660                          11633
06/06                      13388                          11948
12/06                      15206                          13471
06/07                      15615                          14409
12/07                      14687                          14211
06/08                      13255                          12518
12/08                      11136                           8954
06/09                      11002                           9237
12/09                      13316                          11323
06/10                      12932                          10570
12/10                      15456                          13030
06/11                      16713                          13814
12/11                      16852                          13304
06/12                      17919                          14567
12/12                      18734                          15434
06/13                      21336                          17567
12/13                      23711                          20432


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             136             6              0            0
01/01/10 - 12/31/10             180             0              0            0
01/01/11 - 12/31/11             218             1              0            0
01/01/12 - 12/31/12             205             0              0            0
01/01/13 - 12/31/13             238             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             107             3              0            0
01/01/10 - 12/31/10              72             0              0            0
01/01/11 - 12/31/11              33             0              0            0
01/01/12 - 12/31/12              44             1              0            0
01/01/13 - 12/31/13              14             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL                      CUMULATIVE
                                                                       TOTAL RETURNS                     TOTAL RETURNS
                                                   1 Year     5 Years   10 Years    Inception     5 Years   10 Years    Inception
                                                    Ended      Ended      Ended     (6/12/03)      Ended      Ended     (6/12/03)
                                                  12/31/13   12/31/13   12/31/13   to 12/31/13   12/31/13   12/31/13   to 12/31/13

FUND PERFORMANCE
NAV                                                39.44%     15.26%      5.25%       5.99%       103.46%    66.85%       84.75%
Market Value                                       39.68%     15.38%      5.33%       5.99%       104.46%    68.15%       84.86%

INDEX PERFORMANCE
Value Line(R) 100 Index(TM)                        40.93%     16.35%        N/A         N/A       113.26%       N/A          N/A
Russell 3000(R)- Index                             33.55%     18.71%      7.88%       8.77%       135.71%   113.59%      142.78%
----------------------------------------------------------------------------------------------------------------------------------
  On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R) 100 Fund (the "Predecessor
  FVL Fund," a closed-end fund), which had an inception date of June 12, 2003.
  The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund.
  The inception date of the Index was January 16, 2007. Returns for the Index
  are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end (12/31/13) were -25.89% for both NAV and Market Value. That compares to an Index return of -23.11% for that same period. The average annual total returns for the period from the reorganization date (6/15/07) through period end (12/31/13) were -6.38% for both NAV and Market Value. That compares to an Index return of -5.63% for the same period.

  NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June
  15, 2007, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor
  FVL Fund.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 39.44% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index generated a return of 33.55%. The Consumer Discretionary sector was the top-contributing sector in the Fund with a 14.6% contribution to the Fund's return. The Fund's holdings in the sector comprised an average of 26.6% of the Fund's weight and had a strong return of 53.3% during the reporting period. Many industries within the Consumer Discretionary sector had strong returns including the Diversified Consumer Services (+89.8%), Hotels, Restaurants & Leisure (+69.7%), and Specialty Retail (+69.3%) industries. The Industrials sector was the second-best contributing sector in the Fund with an 8.3% contribution to the Fund's return. The Fund's holdings in the sector returned 51.4% and comprised an average of 17.8% of the Fund's weight. Like the Consumer Discretionary the performance in the Industrials sector was spread over multiple industries. The strongest returns came from the Professional Services (+74.6%), Aerospace & Defense (+58.4%), and the Building Products (+57.6%) industries. The Consumer Discretionary and Industrials sectors were also the cause of the Fund outperforming its benchmark. In both of the sectors the Fund received better performance than the benchmark, and the Fund was overweight relative to the benchmark.

-------------------
"Value Line(R)" and "Value Line(R) 100 Index(TM)" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the Value Line(R) 100 Index(TM), is not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       18.65%
Energy                                       18.19
Industrials                                  15.87
Consumer Discretionary                       14.81
Financials                                   13.00
Materials                                     8.44
Health Care                                   5.60
Telecommunication Services                    3.35
Utilities                                     2.09
                                            -------
      Total                                 100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Goodyear Tire & Rubber (The) Co.              1.38%
Amkor Technology, Inc.                        1.35
Global Payments, Inc.                         1.25
Southwest Airlines Co.                        1.24
AK Steel Holding Corp.                        1.22
Alpha Natural Resources, Inc.                 1.22
Navigant Consulting, Inc.                     1.21
Level 3 Communications, Inc.                  1.20
Barrick Gold Corp.                            1.18
Elbit Systems Ltd.                            1.17
                                            -------
      Total                                  12.42%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     DECEMBER 31, 2003 - DECEMBER 31, 2013

                 First Trust Value Line(R) 100            Russell 3000(R)
                     Exchange-Traded Fund                      Index
12/03                       $10000                            $10000
06/04                        10320                             10359
12/04                        11306                             11195
06/05                        11424                             11194
12/05                        12646                             11880
06/06                        12919                             12264
12/06                        13227                             13745
06/07                        14772                             14722
12/07                        15860                             14449
06/08                        14506                             12853
12/08                         8201                              9059
06/09                         7882                              9438
12/09                         9246                             11625
06/10                         9166                             10922
12/10                        11974                             13594
06/11                        12653                             14457
12/11                        11026                             13733
06/12                        11334                             15013
12/12                        11966                             15987
06/13                        13749                             18235
12/13                        16686                             21351


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09              67             5              0            0
01/01/10 - 12/31/10             149             0              0            0
01/01/11 - 12/31/11             137             2              0            0
01/01/12 - 12/31/12              73             0              0            0
01/01/13 - 12/31/13             100             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09             176             4              0            0
01/01/10 - 12/31/10             103             0              0            0
01/01/11 - 12/31/11             111             2              0            0
01/01/12 - 12/31/12             177             0              0            0
01/01/13 - 12/31/13             152             0              0            0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2013 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Capital Strength ETF, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                   JULY 1, 2013      DECEMBER 31, 2013     PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM)
   FUND (FDM)
Actual                                              $1,000.00           $1,232.90               0.60%              $3.38
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX
   FUND (FDL)
Actual                                              $1,000.00           $1,076.90               0.45%              $2.36
Hypothetical (5% return before expenses)            $1,000.00           $1,022.94               0.45%              $2.29

FIRST TRUST US IPO INDEX FUND (FPX)
Actual                                              $1,000.00           $1,267.10               0.60%              $3.43
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                              $1,000.00           $1,189.10               0.60%              $3.31
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)
Actual                                              $1,000.00           $1,319.20               0.57%              $3.33
Hypothetical (5% return before expenses)            $1,000.00           $1,022.33               0.57%              $2.91

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                              $1,000.00           $1,165.00               0.65%              $3.55
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93               0.65%              $3.31

FIRST TRUST EXCHANGE-TRADED FUND

DECEMBER 31, 2013 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                   JULY 1, 2013      DECEMBER 31, 2013     PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX
   FUND (FVI)
Actual                                              $1,000.00           $1,176.70               0.70%              $3.84
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                              $1,000.00           $1,111.30               0.70%              $3.73
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED
   FUND (FVL)
Actual                                              $1,000.00           $1,213.60               0.70%              $3.91
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68               0.70%              $3.57


(a)   These expense ratios reflect expense caps.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2013 through December 31, 2013), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 2.6%
      12,565 Astronics Corp. (a)              $      640,815
       8,349 Ducommun, Inc. (a)                      248,884
      14,351 Engility Holdings, Inc. (a)             479,323
       4,080 National Presto Industries,
                Inc. (a)                             328,440
      43,192 Taser International, Inc. (a)           685,889
                                              --------------
                                                   2,383,351
                                              --------------
             AIR FREIGHT & LOGISTICS -- 1.1%
      42,549 Air Transport Services Group,
                Inc. (a)                             344,221
      11,922 Echo Global Logistics, Inc. (a)         256,085
       7,210 Park-Ohio Holdings Corp. (a)            377,804
                                              --------------
                                                     978,110
                                              --------------
             AIRLINES -- 0.5%
      43,628 Hawaiian Holdings, Inc. (a)             420,138
                                              --------------
             AUTO COMPONENTS -- 1.2%
      28,890 Gentherm, Inc. (a)                      774,541
      11,728 Remy International, Inc.                273,497
                                              --------------
                                                   1,048,038
                                              --------------
             AUTOMOBILES -- 0.7%
      23,216 Winnebago Industries, Inc. (a)          637,279
                                              --------------
             BEVERAGES -- 0.3%
       3,852 Coca-Cola Bottling Co.
                Consolidated                         281,928
                                              --------------
             BUILDING PRODUCTS -- 1.1%
      36,866 Griffon Corp.                           487,000
       8,095 Patrick Industries, Inc. (a)            234,188
      26,122 PGT, Inc. (a)                           264,355
                                              --------------
                                                     985,543
                                              --------------
             CAPITAL MARKETS -- 1.8%
      15,901 Calamos Asset Management, Inc.,
                Class A                              188,268
       2,175 Diamond Hill Investment Group,
                Inc.                                 257,390
       7,361 FBR & Co. (a)                           194,183
      30,073 FXCM, Inc., Class A                     536,502
      12,021 INTL FCStone, Inc. (a)                  222,869
      11,354 Manning & Napier, Inc.                  200,398
                                              --------------
                                                   1,599,610
                                              --------------
             CHEMICALS -- 2.0%
       6,081 American Pacific Corp. (a)              226,578
      18,770 FutureFuel Corp.                        296,566
       7,861 Hawkins, Inc.                           292,351
      22,059 Landec Corp. (a)                        267,355
      39,248 Omnova Solutions, Inc. (a)              357,549
      22,340 Zoltek Cos., Inc. (a)                   374,195
                                              --------------
                                                   1,814,594
                                              --------------
             COMMERCIAL BANKS -- 17.0%
      11,141 1st Source Corp.                        355,844
       4,080 Bank of Marin Bancorp                   177,031
      13,100 City Holding Co.                        606,923
      29,463 CoBiz Financial, Inc.                   352,377
      12,371 Community Trust Bancorp, Inc.           558,674
      18,694 Eagle Bancorp, Inc. (b)                 572,597



SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMERCIAL BANKS (CONTINUED)
      12,738 Fidelity Southern Corp.          $      211,578
      59,973 First Busey Corp.                       347,843
      12,255 First Community Bancshares, Inc.        204,659
       8,644 First Financial Corp.                   316,025
      20,051 First Financial Holdings, Inc.        1,333,592
      29,903 First Merchants Corp.                   680,592
      24,322 Flushing Financial Corp.                503,465
      26,445 Hanmi Financial Corp.                   578,881
      11,773 Heartland Financial USA, Inc.           338,945
      13,749 Hudson Valley Holding Corp.             279,792
      27,156 Lakeland Bancorp, Inc.                  335,920
      13,712 Lakeland Financial Corp.                534,768
      10,727 Metro Bancorp, Inc. (a)                 231,060
      11,369 Pacific Premier Bancorp,
                Inc. (a)                             178,948
      26,118 Renasant Corp.                          821,672
      10,038 Republic Bancorp, Inc., Class A         246,333
      11,403 S.Y. Bancorp, Inc.                      363,984
      20,809 Sandy Spring Bancorp, Inc.              586,606
      13,493 Simmons First National Corp.,
                Class A                              501,265
      13,565 Southside Bancshares, Inc.              370,867
      65,654 Sterling Bancorp                        877,794
      12,703 Taylor Capital Group, Inc. (a)          337,646
       9,800 Tompkins Financial Corp.                503,622
      11,113 TriCo Bancshares                        315,276
      17,020 Union First Market Bankshares
                Corp.                                422,266
      23,228 Virginia Commerce Bancorp,
                Inc. (a)                             394,644
      11,751 Washington Trust Bancorp, Inc.          437,372
      56,508 Wilshire Bancorp, Inc.                  617,632
                                              --------------
                                                  15,496,493
                                              --------------
             COMMERCIAL SERVICES &
                SUPPLIES -- 3.3%
      12,782 CECO Environmental Corp.                206,685
       6,697 Consolidated Graphics, Inc. (a)         451,646
      21,837 Ennis, Inc.                             386,515
      26,886 Kimball International, Inc.,
                Class B                              404,097
      10,379 Multi-Color Corp.                       391,703
      22,861 Performant Financial Corp. (a)          235,468
      13,687 SP Plus Corp. (a)                       356,410
      16,544 US Ecology, Inc.                        615,271
                                              --------------
                                                   3,047,795
                                              --------------
             COMMUNICATIONS EQUIPMENT -- 1.7%
       9,933 Anaren, Inc. (a)                        278,025
      13,238 Black Box Corp.                         394,492
      13,380 Comtech Telecommunications Corp.        421,738
      14,969 Oplink Communications, Inc. (a)         278,423
       4,729 TESSCO Technologies, Inc.               190,673
                                              --------------
                                                   1,563,351
                                              --------------
             CONSTRUCTION & ENGINEERING
                -- 1.4%
      31,221 Furmanite Corp. (a)                     331,567
      17,621 MYR Group, Inc. (a)                     441,935
       7,869 Northwest Pipe Co. (a)                  297,133
      21,185 Pike Electric Corp. (a)                 223,926
                                              --------------
                                                   1,294,561
                                              --------------

                        See Notes to Financial Statements                Page 25

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSTRUCTION MATERIALS -- 0.1%
       1,529 United States Lime & Minerals,
                Inc. (a)                      $       93,529
                                              --------------
             CONSUMER FINANCE -- 0.4%
      11,872 Consumer Portfolio Services,
                Inc. (a)                             111,478
       8,088 Regional Management Corp. (a)           274,426
                                              --------------
                                                     385,904
                                              --------------
             CONTAINERS & PACKAGING -- 0.5%
      22,281 Myers Industries, Inc.                  470,575
                                              --------------
             DISTRIBUTORS -- 0.3%
      16,379 VOXX International Corp. (a)            273,529
                                              --------------
             DIVERSIFIED CONSUMER
                SERVICES -- 2.2%
      14,591 American Public Education,
                Inc. (a)                             634,271
       9,186 Capella Education Co.                   610,318
      13,067 Carriage Services, Inc.                 255,198
      15,181 ITT Educational Services,
                Inc. (a)                             509,778
                                              --------------
                                                   2,009,565
                                              --------------
             DIVERSIFIED FINANCIAL
                SERVICES -- 0.3%
      11,875 Gain Capital Holdings, Inc.              89,181
       8,014 Marlin Business Services Corp.          201,953
                                              --------------
                                                     291,134
                                              --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.6%
      31,067 Consolidated Communications
                Holdings, Inc.                       609,845
      25,609 General Communication, Inc.,
                Class A (a)                          285,540
      24,930 Inteliquent, Inc.                       284,701
      14,856 Lumos Networks Corp.                    311,976
      36,642 Premiere Global Services,
                Inc. (a)                             424,681
     143,542 Vonage Holdings Corp. (a)               477,995
                                              --------------
                                                   2,394,738
                                              --------------
             ELECTRIC UTILITIES -- 0.4%
      10,713 Unitil Corp.                            326,639
                                              --------------
             ELECTRICAL EQUIPMENT -- 1.0%
       7,473 Coleman Cable, Inc.                     195,942
       7,676 Powell Industries, Inc.                 514,215
       2,499 Preformed Line Products Co.             182,827
                                              --------------
                                                     892,984
                                              --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 3.5%
       8,021 Audience, Inc. (a)                       93,364
      11,973 Badger Meter, Inc.                      652,529
      14,388 Electro Rent Corp.                      266,466
      21,695 Fabrinet (a)                            446,049
      14,253 FARO Technologies, Inc. (a)             830,950
      17,365 Park Electrochemical Corp.              498,723
      14,384 PC Connection, Inc.                     357,442
                                              --------------
                                                   3,145,523
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             ENERGY EQUIPMENT &
                SERVICES -- 3.4%
       6,706 Dawson Geophysical Co. (a)       $      226,797
      15,636 Era Group, Inc. (a)                     482,527
      21,813 Matrix Service Co. (a)                  533,764
      10,691 Mitcham Industries, Inc. (a)            189,338
      10,331 Natural Gas Services Group,
                Inc. (a)                             284,826
      10,825 PHI Inc. (a)                            469,805
       8,606 RigNet, Inc. (a)                        412,485
      26,055 Tesco Corp. (a)                         515,368
                                              --------------
                                                   3,114,910
                                              --------------
             FOOD & STAPLES RETAILING -- 2.0%
      15,208 Chefs' Warehouse (The), Inc. (a)        443,465
       8,909 Ingles Markets, Inc., Class A           241,434
      23,773 Roundy's, Inc.                          234,402
      30,525 Spartan Stores, Inc.                    741,147
       4,151 Village Super Market, Inc.,
                Class A                              128,722
                                              --------------
                                                   1,789,170
                                              --------------
             FOOD PRODUCTS -- 0.6%
      10,777 Calavo Growers, Inc.                    326,112
       5,906 Seneca Foods Corp., Class A (a)         188,342
                                              --------------
                                                     514,454
                                              --------------
             GAS UTILITIES -- 0.5%
       8,022 Chesapeake Utilities Corp.              481,480
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.9%
      21,138 AngioDynamics, Inc. (a)                 363,362
       9,442 Anika Therapeutics, Inc. (a)            360,307
      16,225 Cynosure, Inc., Class A (a)             432,883
      33,819 Merit Medical Systems, Inc. (a)         532,311
      23,208 Natus Medical, Inc. (a)                 522,180
       9,766 PhotoMedex, Inc. (a)                    126,470
      12,757 Vascular Solutions, Inc. (a)            295,324
                                              --------------
                                                   2,632,837
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 4.1%
       4,817 Addus HomeCare Corp. (a)                108,142
      27,033 Amedisys, Inc. (a)                      395,493
      38,316 AMN Healthcare Services,
                Inc. (a)                             563,245
      35,377 Five Star Quality Care, Inc. (a)        194,220
      23,860 Gentiva Health Services,
                Inc. (a)                             296,103
      10,115 LHC Group, Inc. (a)                     243,165
       7,262 National Healthcare Corp.               391,494
      24,508 PharMerica Corp. (a)                    526,922
       8,997 Providence Service Corp. (a)            231,403
      16,977 Skilled Healthcare Group, Inc.,
                Class A (a)                           81,659
      19,314 Triple-S Management Corp.,
                Class B (a)                          375,464
      10,083 U.S. Physical Therapy, Inc.             355,526
                                              --------------
                                                   3,762,836
                                              --------------
             HEALTH CARE TECHNOLOGY -- 0.6%
       8,736 Computer Programs & Systems,
                Inc.                                 539,972
                                              --------------

Page 26                 See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS &
                LEISURE -- 3.6%
       1,218 Biglari Holdings, Inc. (a)       $      617,087
      14,858 Bravo Brio Restaurant Group,
                Inc. (a)                             241,740
      19,833 Del Frisco's Restaurant Group,
                Inc. (a)                             467,464
      74,316 Denny's Corp. (a)                       534,332
       8,781 Einstein Noah Restaurant Group,
                Inc.                                 127,324
       5,768 Ignite Restaurant Group,
                Inc. (a)                              72,100
      15,095 Marcus (The) Corp.                      202,877
       8,095 Monarch Casino & Resort,
                Inc. (a)                             162,548
       2,569 Nathan's Famous, Inc. (a)               129,503
      29,648 Ruth's Hospitality Group, Inc.          421,298
      18,068 Town Sports International
                Holdings, Inc.                       266,684
                                              --------------
                                                   3,242,957
                                              --------------
             HOUSEHOLD DURABLES -- 1.0%
      17,737 Libbey, Inc. (a)                        372,477
      12,952 Universal Electronics, Inc. (a)         493,601
                                              --------------
                                                     866,078
                                              --------------
             HOUSEHOLD PRODUCTS -- 0.2%
       5,153 Orchids Paper Products Co.              169,225
                                              --------------
             INSURANCE -- 2.5%
      15,410 AMERISAFE, Inc.                         650,918
       8,424 HCI Group Inc.                          450,684
      38,637 Meadowbrook Insurance Group,
                Inc.                                 268,913
      17,983 United Fire Group, Inc.                 515,393
      24,016 Universal Insurance Holdings,
                Inc.                                 347,752
                                              --------------
                                                   2,233,660
                                              --------------
             INTERNET & CATALOG RETAIL -- 0.4%
      19,834 1-800-FLOWERS.COM, Inc.,
                Class A (a)                          107,302
      16,814 PetMed Express, Inc.                    279,617
                                              --------------
                                                     386,919
                                              --------------
             INTERNET SOFTWARE &
                SERVICES -- 1.2%
      27,507 Perficient, Inc. (a)                    644,214
       6,397 Travelzoo, Inc. (a)                     136,384
      20,680 XO Group, Inc. (a)                      307,305
                                              --------------
                                                   1,087,903
                                              --------------
             IT SERVICES -- 2.2%
      11,769 Computer Task Group, Inc.               222,434
      16,615 Datalink Corp. (a)                      181,103
      54,521 Global Cash Access Holdings,
                Inc. (a)                             544,665
      27,022 Higher One Holdings, Inc. (a)           263,735
      19,623 Virtusa Corp. (a)                       747,440
                                              --------------
                                                   1,959,377
                                              --------------
             LEISURE EQUIPMENT &
                PRODUCTS -- 0.2%
      23,869 Nautilus, Inc. (a)                      201,216
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             LIFE SCIENCES TOOLS &
                SERVICES -- 0.7%
      15,535 Albany Molecular Research,
                Inc. (a)                      $      156,593
      25,189 Cambrex Corp. (a)                       449,120
                                              --------------
                                                     605,713
                                              --------------
             MACHINERY -- 6.0%
       6,137 Alamo Group, Inc.                       372,455
      22,459 Altra Industrial Motion Corp.           768,547
      15,088 Columbus McKinnon Corp. (a)             409,488
      10,886 Dynamic Materials Corp.                 236,662
      52,195 Federal Signal Corp. (a)                764,657
       8,377 Graham Corp.                            304,001
      20,105 Greenbrier (The) Cos., Inc. (a)         660,248
      22,669 John Bean Technologies Corp.            664,882
       9,280 Kadant, Inc.                            376,026
       8,085 L.B. Foster Co., Class A                382,340
      13,983 Lydall, Inc. (a)                        246,380
      14,534 NN, Inc.                                293,441
                                              --------------
                                                   5,479,127
                                              --------------
             MEDIA -- 1.6%
      54,151 Entravision Communications
                Corp., Class A                       329,779
      38,894 Gray Television, Inc. (a)               578,743
      36,463 Harte-Hanks, Inc.                       285,141
      33,083 Journal Communications, Inc.,
                Class A (a)                          308,003
                                              --------------
                                                   1,501,666
                                              --------------
             METALS & MINING -- 1.2%
      10,271 Haynes International, Inc.              567,370
      17,172 Materion Corp.                          529,756
                                              --------------
                                                   1,097,126
                                              --------------
             MULTILINE RETAIL -- 0.6%
      28,450 Fred's, Inc., Class A                   526,894
       7,441 Gordmans Stores, Inc.                    57,072
                                              --------------
                                                     583,966
                                              --------------
             OIL, GAS & CONSUMABLE
                FUELS -- 0.3%
       1,756 Adams Resources & Energy, Inc.          120,286
      57,627 Warren Resources, Inc. (a)              180,949
                                              --------------
                                                     301,235
                                              --------------
             PAPER & FOREST PRODUCTS -- 0.6%
      13,491 Neenah Paper, Inc.                      577,010
                                              --------------
             PERSONAL PRODUCTS -- 0.5%
      97,945 Lifevantage Corp. (a)                   161,609
      10,638 Medifast, Inc. (a)                      277,971
                                              --------------
                                                     439,580
                                              --------------
             PHARMACEUTICALS -- 0.5%
       6,929 Cornerstone Therapeutics,
                Inc. (a)                              65,756
       9,186 Hi-Tech Pharmacal Co., Inc.             398,581
                                              --------------
                                                     464,337
                                              --------------

                        See Notes to Financial Statements                Page 27

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES -- 3.8%
      31,182 CBIZ, Inc. (a)                   $      284,380
      11,665 Franklin Covey Co. (a)                  231,900
      15,945 GP Strategies Corp. (a)                 475,002
      16,565 ICF International, Inc. (a)             574,971
      23,875 Kforce, Inc.                            488,483
      41,200 Navigant Consulting, Inc. (a)           791,040
      33,083 Resources Connection, Inc.              474,079
       3,420 VSE Corp.                               164,194
                                              --------------
                                                   3,484,049
                                              --------------
             ROAD & RAIL -- 0.8%
      18,500 Celadon Group, Inc.                     360,380
      19,659 Marten Transport Ltd.                   396,915
                                              --------------
                                                     757,295
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.2%
      37,991 Micrel, Inc.                            374,971
      51,103 Photronics, Inc. (a)                    461,460
      23,805 Ultra Clean Holdings, Inc. (a)          238,764
                                              --------------
                                                   1,075,195
                                              --------------
             SOFTWARE -- 0.7%
      25,186 EPIQ Systems, Inc.                      408,265
       3,266 ePlus Inc.                              185,639
                                              --------------
                                                     593,904
                                              --------------
             SPECIALTY RETAIL -- 2.6%
       6,759 America's Car-Mart, Inc. (a)            285,432
      14,852 Big 5 Sporting Goods Corp.              294,367
      12,899 Body Central Corp. (a)                   50,822
      10,161 Destination Maternity Corp.             303,611
      35,204 Destination XL Group, Inc. (a)          231,290
      12,171 hhgregg, Inc. (a)                       170,029
      12,497 Kirkland's, Inc. (a)                    295,804
      11,945 Shoe Carnival, Inc.                     346,524
      23,364 Stein Mart, Inc.                        314,246
       8,395 Tilly's, Inc., Class A (a)               96,123
                                              --------------
                                                   2,388,248
                                              --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.7%
       6,835 Culp, Inc.                              139,776
      10,316 Perry Ellis International, Inc.         162,890
      12,273 Unifi, Inc. (a)                         334,316
                                              --------------
                                                     636,982
                                              --------------
             THRIFTS & MORTGAGE
                FINANCE -- 3.9%
      21,031 Berkshire Hills Bancorp, Inc.           573,515
      58,535 Brookline Bancorp, Inc.                 560,180
      24,384 Dime Community Bancshares, Inc.         412,577
       8,149 First Defiance Financial Corp.          211,630
      19,463 Rockville Financial, Inc.               276,569
       7,327 Territorial Bancorp, Inc.               169,987
      78,661 TrustCo Bank Corp.                      564,786
      14,853 United Financial Bancorp, Inc.          280,573


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE
                (CONTINUED)
       6,707 WSFS Financial Corp.             $      519,994
                                              --------------
                                                   3,569,811
                                              --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.8%
      22,025 Aceto Corp.                             550,845
      14,941 Houston Wire & Cable Co.                199,911
                                              --------------
                                                     750,756
                                              --------------
             WATER UTILITIES -- 1.0%
       9,146 Connecticut Water Service, Inc.         324,774
      13,258 Middlesex Water Co.                     277,623
      10,914 SJW Corp.                               325,128
                                              --------------
                                                     927,525
                                              --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 1.1%
      12,716 NTELOS Holdings Corp.                   257,245
      18,800 Shenandoah Telecommunications
                Co.                                  482,596
      18,032 USA Mobility, Inc.                      257,497
                                              --------------
                                                     997,338
                                              --------------
             TOTAL INVESTMENTS -- 100.0%          91,048,768
             (Cost $75,379,511) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   31,288
                                              --------------
             NET ASSETS -- 100.0%             $   91,080,056
                                              ==============


(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for federal income tax purposes is $75,947,317. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,194,189 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,092,738.

Page 28                   See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

DECEMBER 31, 2013

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  91,048,768    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

See Notes to Financial Statements              Page 29

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 3.3%
     102,109 Lockheed Martin Corp.            $   15,179,524
      81,304 Raytheon Co.                          7,374,273
                                              --------------
                                                  22,553,797
                                              --------------
             CAPITAL MARKETS -- 0.2%
      35,918 Federated Investors, Inc.,
                Class B                            1,034,438
       8,215 Greenhill & Co., Inc.                   475,977
                                              --------------
                                                   1,510,415
                                              --------------
             CHEMICALS -- 2.5%
     269,812 E.I. du Pont de Nemours & Co.        17,529,686
                                              --------------
             COMMERCIAL BANKS -- 0.6%
      13,779 Bank of Hawaii Corp.                    814,890
      11,771 Community Bank System, Inc.             467,073
      22,590 Hancock Holding Co.                     828,601
       5,891 Park National Corp.                     501,148
       5,148 Sterling Financial Corp.                175,444
      22,886 Trustmark Corp.                         614,260
      17,903 United Bankshares, Inc.                 563,049
       7,458 Westamerica Bancorporation              421,079
                                              --------------
                                                   4,385,544
                                              --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.2%
      97,231 R.R. Donnelley & Sons Co.             1,971,844
     142,348 Waste Management, Inc.                6,387,155
                                              --------------
                                                   8,358,999
                                              --------------
             COMPUTERS & PERIPHERALS -- 1.0%
      22,678 Diebold, Inc.                           748,601
     110,062 Seagate Technology PLC                6,181,082
                                              --------------
                                                   6,929,683
                                              --------------
             CONTAINERS & PACKAGING -- 0.3%
       9,727 Greif, Inc., Class A                    509,695
      30,268 Sonoco Products Co.                   1,262,781
                                              --------------
                                                   1,772,476
                                              --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 20.7%
   1,965,236 AT&T, Inc.                           69,097,698
     413,468 CenturyLink, Inc.                    13,168,956
   1,224,412 Verizon Communications, Inc.         60,167,605
                                              --------------
                                                 142,434,259
                                              --------------
             ELECTRIC UTILITIES -- 15.6%
      14,187 ALLETE, Inc.                            707,648
     208,118 American Electric Power Co.,
                Inc.                               9,727,435
     315,442 Duke Energy Corp.                    21,768,652
      95,195 Entergy Corp.                         6,022,988
     280,247 FirstEnergy Corp.                     9,242,546
      48,176 Hawaiian Electric Industries,
                Inc.                               1,255,467
     133,152 NextEra Energy, Inc.                 11,400,474
     110,549 Northeast Utilities                   4,686,172
      15,101 Otter Tail Corp.                        442,006
     141,329 Pepco Holdings, Inc.                  2,703,624
      46,501 Pinnacle West Capital Corp.           2,460,833


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             ELECTRIC UTILITIES (CONTINUED)
      28,590 Portland General Electric Co.    $      863,418
     310,056 PPL Corp.                             9,329,585
     431,020 Southern (The) Co.                   17,719,232
      25,746 UIL Holdings Corp.                      997,657
      15,410 UNS Energy Corp.                        922,289
      54,065 Westar Energy, Inc.                   1,739,271
     197,602 Xcel Energy, Inc.                     5,521,000
                                              --------------
                                                 107,510,297
                                              --------------
             FOOD & STAPLES RETAILING -- 0.9%
     174,481 Sysco Corp.                           6,298,764
                                              --------------
             FOOD PRODUCTS -- 0.1%
      20,016 B&G Foods, Inc.                         678,743
                                              --------------
             GAS UTILITIES -- 1.0%
      48,294 AGL Resources, Inc.                   2,280,926
      29,953 Atmos Energy Corp.                    1,360,465
      11,421 Laclede Group (The), Inc.               520,112
      15,601 New Jersey Resources Corp.              721,390
      11,691 Northwest Natural Gas Co.               500,609
      28,768 Piedmont Natural Gas Co., Inc.          953,947
      22,022 WGL Holdings, Inc.                      882,201
                                              --------------
                                                   7,219,650
                                              --------------
             HOTELS, RESTAURANTS &
                LEISURE -- 0.5%
      54,502 Darden Restaurants, Inc.              2,963,274
       5,842 DineEquity, Inc.                        488,099
                                              --------------
                                                   3,451,373
                                              --------------
             HOUSEHOLD DURABLES -- 0.6%
      44,971 Garmin Ltd.                           2,078,560
      57,628 Leggett & Platt, Inc.                 1,783,010
                                              --------------
                                                   3,861,570
                                              --------------
             HOUSEHOLD PRODUCTS -- 1.8%
     115,255 Kimberly-Clark Corp.                 12,039,537
                                              --------------
             INSURANCE -- 1.0%
      47,126 Cincinnati Financial Corp.            2,467,988
      18,218 Mercury General Corp.                   905,617
     104,641 Old Republic International Corp.      1,807,150
      11,782 OneBeacon Insurance Group Ltd.,
                Class A                              186,391
      66,910 Tower Group International, Ltd.         226,156
      31,231 Validus Holdings Ltd.                 1,258,297
                                              --------------
                                                   6,851,599
                                              --------------
             IT SERVICES -- 0.7%
     103,658 Paychex, Inc.                         4,719,549
                                              --------------
             LEISURE EQUIPMENT &
                PRODUCTS -- 0.3%
      35,029 Hasbro, Inc.                          1,926,945
                                              --------------
             MACHINERY -- 0.1%
      24,623 Harsco Corp.                            690,183
                                              --------------
             MEDIA -- 0.1%
      11,970 Meredith Corp.                          620,046
                                              --------------

Page 30                 See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             METALS & MINING -- 2.9%
      37,449 Cliffs Natural Resources, Inc. $ 981,538 368,550 Freeport-McMoRan Copper &
                Gold, Inc.                        13,909,077
     207,516 Newmont Mining Corp.                  4,779,094
                                              --------------
                                                  19,669,709
                                              --------------
             MULTI-UTILITIES -- 9.5%
      40,420 Alliant Energy Corp.                  2,085,672
      26,634 Avista Corp.                            750,812
      13,322 Black Hills Corp.                       699,538
     152,368 CenterPoint Energy, Inc.              3,531,890
     102,193 CMS Energy Corp.                      2,735,707
     129,469 Consolidated Edison, Inc.             7,157,046
     201,578 Dominion Resources, Inc.             13,040,081
      67,971 DTE Energy Co.                        4,512,595
      40,065 Integrys Energy Group, Inc.           2,179,937
      99,321 NiSource, Inc.                        3,265,675
      13,745 NorthWestern Corp.                      595,433
     197,011 PG&E Corp.                            7,935,603
     223,685 Public Service Enterprise Group,
                Inc.                               7,166,867
      60,078 SCANA Corp.                           2,819,461
     104,591 TECO Energy, Inc.                     1,803,149
      34,280 Vectren Corp.                         1,216,940
      84,026 Wisconsin Energy Corp.                3,473,635
                                              --------------
                                                  64,970,041
                                              --------------
             OIL, GAS & CONSUMABLE FUELS --
                15.5%
     514,878 Chevron Corp.                        64,313,411
     477,997 ConocoPhillips                       33,770,488
     241,219 Spectra Energy Corp.                  8,592,221
                                              --------------
                                                 106,676,120
                                              --------------
             PHARMACEUTICALS -- 10.1%
     380,500 Eli Lilly & Co.                      19,405,500
   1,006,315 Merck & Co., Inc.                    50,366,066
                                              --------------
                                                  69,771,566
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 7.6%
   1,796,919 Intel Corp.                          46,648,017
     106,108 Maxim Integrated Products, Inc.       2,961,474
      64,960 Microchip Technology, Inc.            2,906,960
                                              --------------
                                                  52,516,451
                                              --------------
             SOFTWARE -- 0.5%
      98,754 CA, Inc.                              3,323,072
                                              --------------
             THRIFTS & MORTGAGE FINANCE --
                1.0%
     267,822 New York Community Bancorp, Inc.      4,512,800
     138,956 People's United Financial, Inc.       2,101,015
      16,847 Provident Financial Services,
                Inc.                                 325,484
                                              --------------
                                                   6,939,299
                                              --------------
             TOBACCO -- 0.1%
       8,957 Universal Corp.                         489,052
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.2%
      17,804 TAL International Group, Inc.    $    1,021,059
       8,243 Textainer Group Holdings Ltd.           331,534
                                              --------------
                                                   1,352,593
                                              --------------
             TOTAL INVESTMENTS -- 99.9%          687,051,018
             (Cost $628,398,302) (a)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  385,702
                                              --------------
             NET ASSETS -- 100.0%             $  687,436,720
                                              ==============

(a) Aggregate cost for federal income tax purposes is $632,638,022. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $63,353,571 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,940,575.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 687,051,018    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 31

FIRST TRUST US IPO INDEX FUND (FPX)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 0.9%
      73,455 Exelis, Inc.                     $    1,400,052
      19,206 Huntington Ingalls Industries,
                Inc.                               1,728,732
                                              --------------
                                                   3,128,784
                                              --------------
             AIRLINES -- 0.4%
      28,257 Spirit Airlines, Inc. (a)             1,283,150
                                              --------------
             AUTO COMPONENTS -- 2.6%
      70,943 Allison Transmission Holdings,
                Inc.                               1,958,736
     119,698 Delphi Automotive PLC                 7,197,441
                                              --------------
                                                   9,156,177
                                              --------------
             AUTOMOBILES -- 9.1%
     609,160 General Motors Co. (a)               24,896,369
      47,243 Tesla Motors, Inc. (a) (b)            7,104,403
                                              --------------
                                                  32,000,772
                                              --------------
             BIOTECHNOLOGY -- 0.4%
      11,375 Aegerion Pharmaceuticals,
                Inc. (a)                             807,170
      11,737 Clovis Oncology, Inc. (a)               707,389
                                              --------------
                                                   1,514,559
                                              --------------
             BUILDING PRODUCTS -- 0.8%
      64,654 Fortune Brands Home &
                Security, Inc.                     2,954,688
                                              --------------
             CAPITAL MARKETS -- 1.6%
      55,901 Apollo Global Management LLC,
                Class A (a) (c)                    1,767,031
      19,173 Carlyle Group L.P. (The) (c)            682,942
      19,610 Financial Engines, Inc.               1,362,503
      39,566 LPL Financial Holdings, Inc.          1,860,789
                                              --------------
                                                   5,673,265
                                              --------------
             COMMERCIAL BANKS -- 1.1%
      39,258 BankUnited, Inc.                      1,292,373
      51,417 First Republic Bank                   2,691,680
                                              --------------
                                                   3,984,053
                                              --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.7%
      53,697 KAR Auction Services, Inc.            1,586,746
      32,525 West Corp.                              836,218
                                              --------------
                                                   2,422,964
                                              --------------
             COMMUNICATIONS EQUIPMENT
                -- 0.5%
      28,198 Palo Alto Networks, Inc. (a)          1,620,539
                                              --------------
             CONTAINERS & PACKAGING -- 0.3%
      45,084 Berry Plastics Group, Inc. (a)        1,072,548
                                              --------------
             DIVERSIFIED CONSUMER SERVICES --
                0.3%
      25,338 Bright Horizons Family
                Solutions, Inc. (a)                  930,918
                                              --------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.5%
      33,919 CBOE Holdings, Inc.              $    1,762,431
     101,453 ING US, Inc.                          3,566,073
                                              --------------
                                                   5,328,504
                                              --------------
             ELECTRICAL EQUIPMENT -- 0.9%
      43,098 Babcock & Wilcox (The) Co.            1,473,521
      26,667 Generac Holdings, Inc.                1,510,419
                                              --------------
                                                   2,983,940
                                              --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.5%
      66,890 CDW Corp.                             1,562,550
                                              --------------
             ENERGY EQUIPMENT & SERVICES
                -- 0.8%
      36,035 Forum Energy Technologies,
                Inc. (a)                           1,018,349
      59,719 Frank's International N.V.            1,612,413
                                              --------------
                                                   2,630,762
                                              --------------
             FOOD PRODUCTS -- 3.9%
     231,785 Kraft Foods Group, Inc.              12,497,847
      45,596 Pinnacle Foods, Inc.                  1,252,066
                                              --------------
                                                  13,749,913
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.2%
      35,733 Globus Medical, Inc.,
                Class A (a)                          721,092
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 2.7%
     173,955 HCA Holdings, Inc. (a)                8,299,393
      27,173 Team Health Holdings, Inc. (a)        1,237,730
                                              --------------
                                                   9,537,123
                                              --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 5.0%
      89,404 ARAMARK Holdings Corp. (a)            2,344,173
      48,422 Bloomin' Brands, Inc. (a)             1,162,612
     136,629 Burger King Worldwide, Inc.           3,123,339
      49,127 Caesars Entertainment Corp. (a)       1,058,196
      41,495 Dunkin' Brands Group, Inc.            2,000,059
      62,800 Hyatt Hotels Corp., Class A (a)       3,106,088
      13,780 Marriott Vacations Worldwide
                Corp. (a)                            727,033
      79,775 Norwegian Cruise Line Holdings
                Ltd. (a)                           2,829,619
      36,286 Seaworld Entertainment, Inc.          1,043,948
                                              --------------
                                                  17,395,067
                                              --------------
             INSURANCE -- 0.8%
      41,115 First American Financial Corp.        1,159,443
      21,329 Primerica, Inc.                         915,228
      45,824 Symetra Financial Corp.                 868,823
                                              --------------
                                                   2,943,494
                                              --------------

Page 32                 See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET & CATALOG RETAIL -- 2.4%
     257,954 Groupon, Inc. (a)                $    3,036,119
      33,163 HomeAway, Inc. (a)                    1,355,703
      50,281 TripAdvisor, Inc. (a)                 4,164,775
                                              --------------
                                                   8,556,597
                                              --------------
             INTERNET SOFTWARE & SERVICES
                -- 11.8%
      29,865 AOL, Inc. (a)                         1,392,306
      20,241 Cornerstone OnDemand, Inc. (a)        1,079,655
     625,366 Facebook, Inc., Class A (a)          34,182,506
      68,626 Pandora Media, Inc. (a)               1,825,452
      31,313 Twitter, Inc. (a) (b)                 1,993,072
      12,752 Zillow, Inc., Class A (a)             1,042,221
                                              --------------
                                                  41,515,212
                                              --------------
             IT SERVICES -- 2.1%
      55,349 Booz Allen Hamilton Holding
                Corp.                              1,059,933
      31,994 FleetCor Technologies, Inc. (a)       3,748,737
      75,867 Vantiv, Inc., Class A (a)             2,474,023
                                              --------------
                                                   7,282,693
                                              --------------
             LIFE SCIENCES TOOL & SERVICES
                -- 0.7%
      50,153 Quintiles Transnational
                Holdings, Inc. (a)                 2,324,090
                                              --------------
             MACHINERY -- 1.0%
      38,033 Rexnord Corp. (a)                     1,027,271
      71,763 Xylem, Inc.                           2,483,000
                                              --------------
                                                   3,510,271
                                              --------------
             MEDIA -- 2.0%
      23,651 AMC Networks, Inc., Class A (a)       1,610,870
      24,613 Madison Square Garden (The)
                Co., Class A (a)                   1,417,217
     147,501 News Corp., Class A (a)               2,657,968
      40,152 Starz, Class A (a)                    1,174,044
                                              --------------
                                                   6,860,099
                                              --------------
             MULTILINE RETAIL -- 2.1%
     124,575 Dollar General Corp. (a)              7,514,364
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 17.0%
     101,935 Antero Resources Corp. (a)            6,466,756
     402,931 Kinder Morgan, Inc.                  14,505,516
     150,756 Kosmos Energy Ltd. (a)                1,685,452
      55,477 Laredo Petroleum Holdings,
                Inc. (a)                           1,536,158
     117,095 Marathon Petroleum Corp.             10,741,124
      36,386 Oasis Petroleum, Inc. (a)             1,709,051
     233,212 Phillips 66                          17,987,642
      69,738 QEP Resources, Inc.                   2,137,470
      16,465 Targa Resources Corp.                 1,451,719


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      78,111 WPX Energy, Inc. (a)             $    1,591,902
                                              --------------
                                                  59,812,790
                                              --------------
             PERSONAL PRODUCTS -- 0.7%
     148,916 Coty, Inc., Class A                   2,270,969
                                              --------------
             PHARMACEUTICALS -- 11.4%
     618,824 AbbVie, Inc.                         32,680,096
      22,444 Mallinckrodt PLC (a)                  1,172,923
     194,493 Zoetis, Inc.                          6,357,976
                                              --------------
                                                  40,210,995
                                              --------------
             PROFESSIONAL SERVICES -- 3.1%
     147,144 Nielsen Holdings N.V.                 6,752,438
      65,317 Verisk Analytics, Inc.,
                Class A (a)                        4,292,633
                                              --------------
                                                  11,045,071
                                              --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 0.5%
      34,628 Gaming And Leisure Properties,
                Inc. (a)                           1,759,449
                                              --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.3%
      15,393 Howard Hughes (The) Corp. (a)         1,848,700
      56,796 Realogy Holdings Corp. (a)            2,809,698
                                              --------------
                                                   4,658,398
                                              --------------
             ROAD & RAIL -- 0.2%
      34,294 Swift Transportation Co. (a) (b)        761,670
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 1.7%
     100,303 Freescale Semiconductor Ltd. (a)      1,609,863
      97,928 NXP Semiconductors N.V. (a)           4,497,833
                                              --------------
                                                   6,107,696
                                              --------------
             SOFTWARE -- 2.3%
      22,330 Guidewire Software, Inc. (a)          1,095,733
      53,966 ServiceNow, Inc. (a)                  3,022,636
      41,725 Splunk, Inc. (a)                      2,865,256
     256,609 Zynga, Inc., Class A (a)                975,114
                                              --------------
                                                   7,958,739
                                              --------------
             SPECIALTY RETAIL -- 1.4%
      29,408 CST Brands, Inc.                      1,079,862
      36,952 GNC Holdings, Inc., Class A           2,159,844
      18,181 Murphy USA, Inc. (a)                    755,602
      15,135 Restoration Hardware Holdings,
                Inc. (a)                           1,018,586
                                              --------------
                                                   5,013,894
                                              --------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 1.8%
      79,296 Michael Kors Holdings Ltd. (a)        6,438,042
                                              --------------

                        See Notes to Financial Statements                Page 33

FIRST TRUST US IPO INDEX FUND (FPX)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE
                -- 0.3%
      47,677 EverBank Financial Corp.         $      874,396
                                              --------------
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.2%
      39,607 Air Lease Corp.                       1,230,986
      74,716 HD Supply Holdings, Inc. (a)          1,793,931
      39,581 MRC Global, Inc. (a)                  1,276,883
                                              --------------
                                                   4,301,800
                                              --------------
             TOTAL COMMON STOCKS -- 100.0%       351,372,097
             (Cost $301,517,153)

             MONEY MARKET FUNDS -- 2.0%
   6,932,352 Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (d) (e)                     6,932,352
             (Cost $6,932,352)                --------------
             TOTAL INVESTMENTS -- 102.0%         358,304,449
             (Cost $308,449,505) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.0)%             (6,928,890)
                                              --------------
             NET ASSETS -- 100.0%             $  351,375,559
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,790,608 and the total value of the collateral held by the Fund is $6,932,352.

(c)   Master Limited Partnership ("MLP").

(d)   Interest rate shown reflects yield as of December 31, 2013.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $309,624,284. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,314,527 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $634,362.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 351,372,097    $          --    $          --
Money Market
   Funds                  6,932,352               --               --
                      -----------------------------------------------
Total Investments     $ 358,304,449    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

--------------------------------------------------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $  6,790,608
Non-cash Collateral(2)                          (6,790,608)
----------------------------------------------------------
Net Amount                                    $         --
                                            ==============

(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

Page 34                 See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 98.6%
             BIOTECHNOLOGY -- 76.9%
     407,354 Alexion Pharmaceuticals,
                Inc. (a)                      $   54,202,523
     384,498 Amgen, Inc.                          43,894,292
     161,536 Biogen Idec, Inc. (a)                45,189,696
     644,848 BioMarin Pharmaceutical,
                Inc. (a)                          45,313,469
     268,626 Celgene Corp. (a)                    45,387,049
   1,086,653 Cepheid, Inc. (a)                    50,768,428
   3,924,417 Exact Sciences Corp. (a) (b)         45,876,435
     604,309 Gilead Sciences, Inc. (a)            45,413,821
   2,594,948 ImmunoGen, Inc. (a) (b)              38,067,887
   1,161,493 Incyte Corp. (a)                     58,806,391
   3,024,220 InterMune, Inc. (a)                  44,546,761
   1,768,249 Myriad Genetics, Inc. (a) (b)        37,097,864
     334,795 Pharmacyclics, Inc. (a)              35,414,615
     145,690 Regeneron Pharmaceuticals,
                Inc. (a)                          40,099,716
     535,906 United Therapeutics Corp. (a)        60,600,250
     573,603 Vertex Pharmaceuticals, Inc. (a)     42,618,703
                                              --------------
                                                 733,297,900
                                              --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 16.6%
     542,765 Illumina, Inc. (a)                   60,040,664
   2,102,473 QIAGEN N.V. (a)                      50,059,882
     509,612 Techne Corp.                         48,244,968
                                              --------------
                                                 158,345,514
                                              --------------
             PHARMACEUTICALS -- 5.1%
   4,315,203 Nektar Therapeutics (a)              48,977,554
                                              --------------
             TOTAL COMMON STOCKS -- 98.6%        940,620,968
             (Cost $744,347,853)

             MONEY MARKET FUNDS -- 3.0%
  28,862,685 Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                    28,862,685
             (Cost $28,862,685)               --------------

             TOTAL INVESTMENTS -- 101.6%         969,483,653
             (Cost $773,210,538) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.6)%            (15,573,555)
                                              --------------
             NET ASSETS -- 100.0%             $  953,910,098
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $28,236,479 and the total value of the collateral held by the Fund is $28,862,685.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $790,323,064. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $209,484,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,323,840.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 940,620,968    $          --    $          --
Money Market
   Funds                 28,862,685               --               --
                      -----------------------------------------------
Total Investments     $ 969,483,653    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

--------------------------------------------------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENTS
----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $ 28,236,479
Non-cash Collateral(2)                         (28,236,479)
----------------------------------------------------------
Net Amount                                    $         --
                                              ============

(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

                        See Notes to Financial Statements                Page 35

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CAPITAL MARKETS -- 4.5%
   2,094,540 E*TRADE Financial Corp. (a)      $   41,136,766
   1,483,036 TD Ameritrade Holding Corp.          45,440,223
                                              --------------
                                                  86,576,989
                                              --------------
             COMMUNICATIONS EQUIPMENT
                -- 5.0%
   2,448,304 Juniper Networks, Inc. (a)           55,258,221
     675,785 NETGEAR, Inc. (a)                    22,260,358
   6,257,884 Sonus Networks, Inc. (a)             19,712,335
                                              --------------
                                                  97,230,914
                                              --------------
             HEALTH CARE TECHNOLOGY -- 1.5%
   1,857,831 Allscripts Healthcare Solutions,
                   Inc. (a)                       28,722,067
                                              --------------
             INTERNET & CATALOG RETAIL
                -- 23.2%
     365,033 Amazon.com, Inc. (a)                145,571,510
     671,941 Expedia, Inc.                        46,807,410
   3,310,594 Groupon, Inc. (a)                    38,965,691
     183,776 Netflix, Inc. (a)                    67,660,810
      85,529 priceline.com, Inc. (a)              99,418,910
     589,573 TripAdvisor, Inc. (a)                48,834,332
                                              --------------
                                                 447,258,663
                                              --------------
             INTERNET SOFTWARE & SERVICES
                -- 53.1%
   1,033,133 Akamai Technologies, Inc. (a)        48,743,215
     554,820 Cornerstone OnDemand, Inc. (a)       29,594,099
     587,250 Dealertrack Technologies,
                Inc. (a)                          28,234,980
     831,732 Digital River, Inc. (a)              15,387,042
   2,922,259 EarthLink, Inc.                      14,815,853
   1,951,044 eBay, Inc. (a)                      107,092,805
     279,536 Equinix, Inc. (a)                    49,603,663
   2,296,345 Facebook, Inc., Class A (a)         125,518,218
     168,849 Google, Inc., Class A (a)           189,230,763
     613,977 IAC/InterActiveCorp                  42,174,080
     571,240 j2 Global, Inc. (b)                  28,567,712
     293,738 LinkedIn Corp., Class A (a)          63,691,210
   1,350,435 LivePerson, Inc. (a)                 20,013,447
   2,815,884 Monster Worldwide, Inc. (a)          20,077,253
     311,051 OpenTable, Inc. (a)                  24,688,118
   1,004,922 Rackspace Hosting, Inc. (a)          39,322,598
     740,563 United Online, Inc.                  10,190,147
   1,025,785 ValueClick, Inc. (a)                 23,972,595
     784,070 VeriSign, Inc. (a)                   46,871,705
   1,044,618 Vocus, Inc. (a)                      11,898,199
   2,129,918 Yahoo!, Inc. (a)                     86,133,884
                                              --------------
                                               1,025,821,586
                                              --------------
             IT Services -- 1.4%
   1,519,236 Sapient Corp. (a)                    26,373,937
                                              --------------
             SOFTWARE -- 11.3%
     385,346 Concur Technologies, Inc. (a)        39,760,000
   1,015,683 Ebix, Inc. (b)                       14,950,854
     313,698 NetSuite, Inc. (a)                   32,317,168
   1,459,667 Salesforce.com, Inc. (a)             80,559,022


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SOFTWARE (CONTINUED)
   1,393,370 TIBCO Software, Inc. (a)         $   31,322,957
     980,898 VirnetX Holding Corp. (a) (b)        19,039,230
                                              --------------
                                                 217,949,231
                                              --------------
             TOTAL COMMON STOCKS --
                100.0%                         1,929,933,387
             (Cost $1,490,948,390)

             MONEY MARKET FUNDS -- 1.5%
  28,281,130 Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                    28,281,130
             (Cost $28,281,130)               --------------

             TOTAL INVESTMENTS -- 101.5%       1,958,214,517
             (Cost $1,519,229,520) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.5)%            (28,362,238)
                                              --------------
             NET ASSETS -- 100.0%             $1,929,852,279
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $27,627,746 and the total value of the collateral held by the Fund is $28,281,130.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,547,255,123. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $442,145,819 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $31,186,425.

Page 36                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

DECEMBER 31, 2013

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $1,929,933,387    $          --    $          --
Money Market
  Funds                  28,281,130               --               --
                     ------------------------------------------------
Total Investment     $1,958,214,517    $          --    $          --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

--------------------------------------------------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
----------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $ 27,627,746
Non-cash Collateral(2)                         (27,627,746)
----------------------------------------------------------
Net Amount                                    $         --
                                              ============

(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

                        See Notes to Financial Statements                Page 37

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 10.5%
      14,528 Honeywell International, Inc.    $    1,327,423
       9,533 Lockheed Martin Corp.                 1,417,176
      12,096 Northrop Grumman Corp.                1,386,322
      15,988 Raytheon Co.                          1,450,112
      11,405 United Technologies Corp.             1,297,889
                                              --------------
                                                   6,878,922
                                              --------------
             AIR FREIGHT & LOGISTICS -- 2.1%
      13,213 United Parcel Service, Inc.,
                Class B                            1,388,422
                                              --------------
             BEVERAGES -- 3.9%
      31,687 Coca-Cola (The) Co.                   1,308,990
      14,803 PepsiCo, Inc.                         1,227,761
                                              --------------
                                                   2,536,751
                                              --------------
             CHEMICALS -- 2.0%
      20,611 E.I. du Pont de Nemours & Co.         1,339,097
                                              --------------
             COMMERCIAL BANKS -- 2.0%
      32,406 U.S. Bancorp                          1,309,202
                                              --------------
             COMMUNICATIONS EQUIPMENT --
                4.1%
      20,208 Motorola Solutions, Inc.              1,364,040
      17,955 QUALCOMM, Inc.                        1,333,159
                                              --------------
                                                   2,697,199
                                              --------------
             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS
                -- 1.9%
      22,939 TE Connectivity Ltd.                  1,264,168
                                              --------------
             FOOD & STAPLES RETAILING -- 3.8%
      10,446 Costco Wholesale Corp.                1,243,179
      16,231 Wal-Mart Stores, Inc.                 1,277,217
                                              --------------
                                                   2,520,396
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 9.8%
      32,953 Abbott Laboratories                   1,263,089
      18,618 Baxter International, Inc.            1,294,882
      11,724 Becton, Dickinson & Co.               1,295,385
      19,422 Covidien PLC                          1,322,638
      21,714 Medtronic, Inc.                       1,246,166
                                              --------------
                                                   6,422,160
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 4.2%
      19,019 AmerisourceBergen Corp.               1,337,226
       8,687 McKesson Corp.                        1,402,082
                                              --------------
                                                   2,739,308
                                              --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.9%
      12,908 McDonald's Corp.                      1,252,463
                                              --------------
             HOUSEHOLD PRODUCTS -- 5.8%
      19,564 Colgate-Palmolive Co.                 1,275,769
      12,390 Kimberly-Clark Corp.                  1,294,259


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             HOUSEHOLD PRODUCTS (CONTINUED)
      15,474 Procter & Gamble (The) Co.       $    1,259,738
                                              --------------
                                                   3,829,766
                                              --------------
             INDUSTRIAL CONGLOMERATES --
                2.1%
      10,003 3M Co.                                1,402,921
                                              --------------
             INSURANCE -- 5.8%
      18,681 Aflac, Inc.                           1,247,891
      26,989 Marsh & McLennan Cos., Inc.           1,305,188
      45,277 Progressive (The) Corp.               1,234,704
                                              --------------
                                                   3,787,783
                                              --------------
             IT SERVICES -- 4.0%
      16,561 Automatic Data Processing, Inc.       1,338,294
       7,071 International Business Machines
                Corp.                              1,326,308
                                              --------------
                                                   2,664,602
                                              --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.8%
      11,540 Waters Corp. (a)                      1,154,000
                                              --------------
             MACHINERY -- 2.0%
      15,872 Illinois Tool Works, Inc.             1,334,518
                                              --------------
             MEDIA -- 2.1%
      18,715 Omnicom Group, Inc.                   1,391,834
                                              --------------
             MULTILINE RETAIL -- 2.0%
      20,920 Nordstrom, Inc.                       1,292,856
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 5.9%
      10,270 Chevron Corp.                         1,282,826
      16,735 ConocoPhillips                        1,182,328
      14,036 Exxon Mobil Corp.                     1,420,443
                                              --------------
                                                   3,885,597
                                              --------------
             PHARMACEUTICALS -- 3.8%
      24,795 Eli Lilly & Co.                       1,264,545
      13,411 Johnson & Johnson                     1,228,313
                                              --------------
                                                   2,492,858
                                              --------------
             ROAD & RAIL -- 2.1%
       8,079 Union Pacific Corp.                   1,357,272
                                              --------------
             SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT --
                4.2%
      31,292 Linear Technology Corp.               1,425,351
      30,177 Texas Instruments, Inc.               1,325,072
                                              --------------
                                                   2,750,423
                                              --------------
             SOFTWARE -- 4.2%
      40,825 CA, Inc.                              1,373,761
      17,874 Intuit, Inc.                          1,364,144
                                              --------------
                                                   2,737,905
                                              --------------

Page 38                 See Notes to Financial Statements

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL -- 4.1%
      16,452 Home Depot (The), Inc.           $    1,354,657
      21,271 TJX (The) Cos., Inc.                  1,355,601
                                              --------------
                                                   2,710,258
                                              --------------
             Tobacco -- 3.8%
      34,267 Altria Group, Inc.                    1,315,510
      24,290 Reynolds American, Inc.               1,214,257
                                              --------------
                                                   2,529,767
                                              --------------

             TOTAL INVESTMENTS -- 99.9%           65,670,448
             (Cost $59,528,236) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                   35,674
                                              --------------
             NET ASSETS -- 100.0%             $   65,706,122
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $59,629,714. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,146,996 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $106,262.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  65,670,448    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

See Notes to Financial Statements                Page 39

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.3%
         577 AAR Corp.                        $       16,162
         446 Lockheed Martin Corp.                    66,302
         725 Raytheon Co.                             65,758
         310 Rockwell Collins, Inc.                   22,915
                                              --------------
                                                     171,137
                                              --------------
             AIR FREIGHT & LOGISTICS -- 0.8%
         310 Atlas Air Worldwide Holdings,
                Inc. (a)                              12,756
         487 C.H. Robinson Worldwide, Inc.            28,412
                                              --------------
                                                      41,168
                                              --------------
             AUTO COMPONENTS -- 2.7%
       1,198 Goodyear Tire & Rubber (The) Co.         28,572
         313 Lear Corp.                               25,344
         693 Magna International, Inc.                56,868
         476 Tenneco, Inc. (a)                        26,927
                                              --------------
                                                     137,711
                                              --------------
             AUTOMOBILES -- 1.1%
         446 Toyota Motor Corp., ADR                  54,376
                                              --------------
             BEVERAGES -- 0.3%
          70 Boston Beer (The) Co., Inc.,
                Class A (a)                           16,925
                                              --------------
             CAPITAL MARKETS -- 4.5%
       1,864 Apollo Investment Corp.                  15,807
       1,822 Bank of New York Mellon (The)
                Corp.                                 63,661
       1,537 E*TRADE Financial Corp. (a)              30,187
         354 Goldman Sachs Group (The), Inc.          62,750
         845 State Street Corp.                       62,014
                                              --------------
                                                     234,419
                                              --------------
             CHEMICALS -- 1.7%
         796 LyondellBasell Industries N.V.,
                Class A                               63,903
         216 Westlake Chemical Corp.                  26,367
                                              --------------
                                                      90,270
                                              --------------
             COMMERCIAL BANKS -- 7.9%
       1,330 Associated Banc-Corp.                    23,142
         727 BancorpSouth, Inc.                       18,480
       1,569 BB&T Corp.                               58,555
       1,259 CapitalSource, Inc.                      18,092
         525 Comerica, Inc.                           24,958
       1,970 First Commonwealth Financial
                Corp.                                 17,375
         947 First Midwest Bancorp, Inc.              16,601
         753 PNC Financial Services Group,
                Inc.                                  58,418
         679 Popular, Inc. (a)                        19,508
         635 PrivateBancorp, Inc.                     18,371
       1,654 SunTrust Banks, Inc.                     60,884
       1,128 Susquehanna Bancshares, Inc.             14,483
         549 Webster Financial Corp.                  17,118
         367 Wintrust Financial Corp.                 16,926
         765 Zions Bancorporation                     22,919
                                              --------------
                                                     405,830
                                              --------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMERCIAL SERVICES &
                SUPPLIES -- 1.8%
         441 Cintas Corp.                     $       26,279
         348 Deluxe Corp.                             18,162
       1,300 Pitney Bowes, Inc.                       30,290
         360 United Stationers, Inc.                  16,521
                                              --------------
                                                      91,252
                                              --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.0%
       2,871 Brocade Communications
                Systems, Inc. (a)                     25,466
         392 Harris Corp.                             27,365
                                              --------------
                                                      52,831
                                              --------------
             COMPUTERS & PERIPHERALS -- 1.2%
         111 Apple, Inc.                              62,283
                                              --------------
             CONSTRUCTION & ENGINEERING
                -- 0.7%
         663 Aegion Corp. (a)                         14,513
         442 URS Corp.                                23,422
                                              --------------
                                                      37,935
                                              --------------
             CONSUMER FINANCE -- 1.3%
         846 Capital One Financial Corp.              64,812
                                              --------------
             CONTAINERS & PACKAGING -- 0.7%
         263 Greif, Inc., Class A                     13,781
         195 Rock Tenn Co., Class A                   20,477
                                              --------------
                                                      34,258
                                              --------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.6%
         517 ITT Educational Services,
                Inc. (a)                              17,361
         868 Regis Corp.                              12,595
                                              --------------
                                                      29,956
                                              --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.2%
       3,854 Bank of America Corp.                    60,007
                                              --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 0.5%
       5,146 Frontier Communications Corp.            23,929
                                              --------------
             ELECTRIC UTILITIES -- 0.3%
         657 PNM Resources, Inc.                      15,847
                                              --------------
             ELECTRICAL EQUIPMENT -- 0.5%
         709 Babcock & Wilcox (The) Co.               24,241
                                              --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 0.7%
         971 Ingram Micro, Inc., Class A (a)          22,780
         912 Sanmina Corp. (a)                        15,230
                                              --------------
                                                      38,010
                                              --------------
             ENERGY EQUIPMENT & SERVICES --
                2.7%
         225 Bristow Group, Inc.                      16,889
         616 Rowan Cos. PLC, Class A (a)              21,782

Page 40                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES
                (CONTINUED)
         682 Schlumberger Ltd.                $       61,455
       1,243 TETRA Technologies, Inc. (a)             15,363
         401 Tidewater, Inc.                          23,767
                                              --------------
                                                     139,256
                                              --------------
             FOOD & STAPLES RETAILING -- 1.2%
       1,515 Kroger (The) Co.                         59,888
                                              --------------
             FOOD PRODUCTS -- 1.0%
         701 Darling International, Inc. (a)          14,637
         517 Fresh Del Monte Produce, Inc.            14,631
       1,444 Pilgrim's Pride Corp. (a)                23,465
                                              --------------
                                                      52,733
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 4.1%
         684 Alere, Inc. (a)                          24,761
         194 C. R. Bard, Inc.                         25,984
         306 Edwards Lifesciences Corp. (a)           20,123
         206 IDEXX Laboratories, Inc. (a)             21,912
         579 Masimo Corp. (a)                         16,924
         641 Meridian Bioscience, Inc.                17,006
       1,072 St. Jude Medical, Inc.                   66,410
         238 Varian Medical Systems, Inc. (a)         18,490
                                              --------------
                                                     211,610
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 1.2%
         645 WellPoint, Inc.                          59,592
                                              --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.0%
         542 Brinker International, Inc.              25,116
         350 CEC Entertainment, Inc.                  15,498
       1,140 International Game Technology            20,702
       1,156 Orient-Express Hotels Ltd.,
                Class A (a)                           17,467
         892 Sonic Corp. (a)                          18,010
         775 Yum! Brands, Inc.                        58,598
                                              --------------
                                                     155,391
                                              --------------
             HOUSEHOLD DURABLES -- 1.5%
         332 Harman International Industries,
                Inc.                                  27,174
       2,778 Sony Corp., ADR                          48,032
                                              --------------
                                                      75,206
                                              --------------
             INDUSTRIAL CONGLOMERATES -- 2.6%
         488 3M Co.                                   68,442
       1,748 Koninklijke Philips NV                   64,624
                                              --------------
                                                     133,066
                                              --------------
             INSURANCE -- 14.2%
         622 ACE Ltd.                                 64,396
       1,146 Allstate (The) Corp.                     62,503
         161 Everest Re Group, Ltd.                   25,095
       1,840 Genworth Financial, Inc.,
                Class A (a)                           28,575
         266 Hanover Insurance Group, (The),
                Inc.                                  15,883


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INSURANCE (CONTINUED)
       1,828 Hartford Financial Services
                Group (The), Inc.             $       66,228
       1,267 Lincoln National Corp.                   65,402
       3,372 Manulife Financial Corp.                 66,529
       1,165 MetLife, Inc.                            62,817
       1,517 Old Republic International Corp.         26,199
       1,325 Principal Financial Group, Inc.          65,336
         513 Protective Life Corp.                    25,989
         717 Prudential Financial, Inc.               66,122
         335 Reinsurance Group of America,
                Inc.                                  25,932
         256 RenaissanceRe Holdings Ltd.              24,919
         629 Selective Insurance Group, Inc.          17,021
         725 XL Group PLC                             23,084
                                              --------------
                                                     732,030
                                              --------------
             INTERNET & CATALOG RETAIL -- 0.3%
         576 Overstock.com, Inc. (a)                  17,735
                                              --------------
             IT SERVICES -- 5.4%
         759 Cognizant Technology Solutions
                Corp., Class A (a)                    76,644
         435 Computer Sciences Corp.                  24,308
         303 DST Systems, Inc.                        27,494
       1,174 Infosys Ltd., ADR                        66,448
         592 TeleTech Holdings, Inc. (a)              14,173
       5,585 Xerox Corp.                              67,969
                                              --------------
                                                     277,036
                                              --------------
             LEISURE EQUIPMENT & PRODUCTS --
                0.8%
       1,351 Smith & Wesson Holding Corp. (a)         18,225
         288 Sturm, Ruger & Co., Inc.                 21,050
                                              --------------
                                                      39,275
                                              --------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.4%
         231 Techne Corp.                             21,869
                                              --------------
             MACHINERY -- 3.6%
         641 Dover Corp.                              61,882
         765 Illinois Tool Works, Inc.                64,321
         186 Lindsay Corp.                            15,392
         254 Tennant Co.                              17,224
         516 Trinity Industries, Inc.                 28,132
                                              --------------
                                                     186,951
                                              --------------
             MEDIA -- 2.2%
         333 John Wiley & Sons, Inc.,
                Class A                               18,382
         299 Scripps Networks Interactive,
                Class A                               25,836
         516 Time Warner Cable, Inc.                  69,918
                                              --------------
                                                     114,136
                                              --------------
             METALS & MINING -- 2.2%
       1,787 Goldcorp, Inc.                           38,724
       1,678 Newmont Mining Corp.                     38,644
       1,195 United States Steel Corp.                35,253
                                              --------------
                                                     112,621
                                              --------------

                        See Notes to Financial Statements                Page 41

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTILINE RETAIL -- 1.5%
       1,032 Dollar Tree, Inc. (a)            $       58,225
         308 Family Dollar Stores, Inc.               20,011
                                              --------------
                                                      78,236
                                              --------------
             OIL, GAS & CONSUMABLE FUELS --
                1.2%
         978 Murphy Oil Corp.                         63,453
                                              --------------
             PERSONAL PRODUCTS -- 0.5%
         344 Herbalife Ltd.                           27,073
                                              --------------
             PHARMACEUTICALS -- 2.8%
       1,285 AbbVie, Inc.                             67,861
         814 Auxilium Pharmaceuticals,
                Inc. (a)                              16,882
       1,167 Eli Lilly & Co.                          59,517
                                              --------------
                                                     144,260
                                              --------------
             PROFESSIONAL SERVICES -- 0.7%
         284 Huron Consulting Group, Inc. (a)         17,812
         788 Kelly Services, Inc., Class A            19,653
                                              --------------
                                                      37,465
                                              --------------
             ROAD & RAIL -- 1.1%
         543 Arkansas Best Corp.                      18,288
         504 Con-way, Inc.                            20,014
       1,032 Heartland Express, Inc.                  20,248
                                              --------------
                                                      58,550
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.1%
         698 Cirrus Logic, Inc. (a)                   14,260
       2,943 LSI Corp.                                32,432
       1,425 Texas Instruments, Inc.                  62,572
                                              --------------
                                                     109,264
                                              --------------
             SOFTWARE -- 3.6%
         982 Check Point Software Technologies
                Ltd. (a)                              63,358
         868 Intuit, Inc.                             66,246
         645 VMware, Inc., Class A (a)                57,863
                                              --------------
                                                     187,467
                                              --------------
             SPECIALTY RETAIL -- 5.6%
         435 ANN, Inc. (a)                            15,904
         748 Bed Bath & Beyond, Inc. (a)              60,064
         663 Brown Shoe Co., Inc.                     18,657
         269 Children's Place Retail Stores
                (The), Inc. (a)                       15,325
       1,348 Gap (The), Inc.                          52,680
         809 Ross Stores, Inc.                        60,618
       1,034 TJX (The) Cos., Inc.                     65,897
                                              --------------
                                                     289,145
                                              --------------
             TEXTILES, APPAREL & LUXURY GOODS
                -- 0.4%
         192 Fossil Group, Inc. (a)                   23,028
                                              --------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE -- 0.6%
         870 Provident Financial Services,
                Inc.                          $       16,808
         668 Washington Federal, Inc.                 15,558
                                              --------------
                                                      32,366
                                              --------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.3%
         283 Applied Industrial Technologies,
                Inc.                                  13,892
                                              --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.4%
         787 Telephone & Data Systems, Inc.           20,289
                                              --------------

             TOTAL COMMON STOCKS -- 100.0%         5,160,080
             (Cost $4,371,678)
             MONEY MARKET FUNDS -- 0.2%
       7,624 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                      7,624
             (Cost $7,624)                    --------------

             TOTAL INVESTMENTS -- 100.2%           5,167,704
             (Cost $4,379,302) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.2)%                 (8,078)
                                              --------------
             NET ASSETS -- 100.0%             $    5,159,626
                                              ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of December 31, 2013.

(c) Aggregate cost for federal income tax purposes is $4,382,170. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $830,294 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $44,760.

ADR - American Depositary Receipt

Page 42                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

DECEMBER 31, 2013

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $   5,160,080    $          --    $          --
Money Market
   Funds                      7,624               --               --
                      -----------------------------------------------
Total Investments     $   5,167,704    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 43

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 4.2%
      34,378 Boeing (The) Co.                 $    4,692,253
      50,324 General Dynamics Corp.                4,808,458
      44,225 L-3 Communications Holdings,
                Inc.                               4,725,884
      32,325 Lockheed Martin Corp.                 4,805,435
      41,671 Northrop Grumman Corp.                4,775,913
      52,636 Raytheon Co.                          4,774,085
      42,314 United Technologies Corp.             4,815,333
                                              --------------
                                                  33,397,361
                                              --------------
             AIR FREIGHT & LOGISTICS -- 1.2%
      82,210 C.H. Robinson Worldwide, Inc.         4,796,132
      45,105 United Parcel Service, Inc.,
                Class B                            4,739,633
                                              --------------
                                                   9,535,765
                                              --------------
             BEVERAGES -- 3.0%
      45,238 Anheuser-Busch InBev N.V., ADR        4,816,038
     116,765 Coca-Cola (The) Co.                   4,823,562
      36,560 Diageo PLC, ADR                       4,841,275
      85,352 Molson Coors Brewing Co.,
                Class B                            4,792,515
      57,284 PepsiCo, Inc.                         4,751,135
                                              --------------
                                                  24,024,525
                                              --------------
             BIOTECHNOLOGY -- 0.6%
      41,425 Amgen, Inc.                           4,729,078
                                              --------------
             CAPITAL MARKETS -- 0.6%
     192,577 KKR & Co. L.P. (a)                    4,687,324
                                              --------------
             CHEMICALS -- 1.2%
      41,675 Air Products & Chemicals, Inc.        4,658,431
      74,741 E.I. du Pont de Nemours & Co.         4,855,923
                                              --------------
                                                   9,514,354
                                              --------------
             COMMERCIAL BANKS -- 4.1%
      71,017 Bank of Montreal                      4,733,993
      76,272 Bank of Nova Scotia                   4,770,814
      71,865 BOK Financial Corp.                   4,766,087
      54,962 Canadian Imperial Bank of
                Commerce                           4,694,304
      63,557 Cullen/Frost Bankers, Inc.            4,730,548
      70,303 Royal Bank of Canada                  4,726,471
      50,302 Toronto-Dominion (The) Bank           4,740,460
                                              --------------
                                                  33,162,677
                                              --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.2%
     166,168 Healthcare Services Group, Inc.       4,714,186
     104,835 Waste Management, Inc.                4,703,947
                                              --------------
                                                   9,418,133
                                              --------------
             COMMUNICATIONS EQUIPMENT
                -- 1.2%
     217,398 Cisco Systems, Inc.                   4,880,585
      67,891 Harris Corp.                          4,739,471
                                              --------------
                                                   9,620,056
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMPUTERS & PERIPHERALS -- 1.2%
       8,225 Apple, Inc.                      $    4,615,130
     142,444 Diebold, Inc.                         4,702,076
                                              --------------
                                                   9,317,206
                                              --------------
             CONTAINERS & PACKAGING -- 1.2%
     117,378 Bemis Co., Inc.                       4,807,803
     114,680 Sonoco Products Co.                   4,784,449
                                              --------------
                                                   9,592,252
                                              --------------
             DISTRIBUTORS -- 0.6%
      56,977 Genuine Parts Co.                     4,739,917
                                              --------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.8%
     135,176 AT&T, Inc.                            4,752,788
     137,313 TELUS Corp.                           4,729,060
      96,525 Verizon Communications, Inc.          4,743,238
                                              --------------
                                                  14,225,086
                                              --------------
             ELECTRIC UTILITIES -- 10.0%
      93,263 ALLETE, Inc.                          4,651,958
     100,155 Cleco Corp.                           4,669,226
      67,911 Duke Energy Corp.                     4,686,538
     101,631 Edison International                  4,705,515
     134,943 El Paso Electric Co.                  4,737,849
     180,218 Hawaiian Electric Industries,
                Inc.                               4,696,481
      89,235 IDACORP, Inc.                         4,625,942
      82,310 MGE Energy, Inc.                      4,765,749
      55,363 NextEra Energy, Inc.                  4,740,180
     111,225 Northeast Utilities                   4,714,828
     139,148 OGE Energy Corp.                      4,717,117
      88,342 Pinnacle West Capital Corp.           4,675,059
     156,309 Portland General Electric Co.         4,720,532
     114,708 Southern (The) Co.                    4,715,646
     121,201 UIL Holdings Corp.                    4,696,539
     146,219 Westar Energy, Inc.                   4,703,865
     166,639 Xcel Energy, Inc.                     4,655,894
                                              --------------
                                                  79,878,918
                                              --------------
             ELECTRICAL EQUIPMENT -- 1.2%
      62,158 Eaton Corp. PLC                       4,731,467
      67,599 Emerson Electric Co.                  4,744,098
                                              --------------
                                                   9,475,565
                                              --------------
             FOOD & STAPLES RETAILING -- 2.3%
     128,508 Sysco Corp.                           4,639,139
      81,495 Walgreen Co.                          4,681,073
      60,219 Wal-Mart Stores, Inc.                 4,738,633
      88,494 Weis Markets, Inc.                    4,651,244
                                              --------------
                                                  18,710,089
                                              --------------
             FOOD PRODUCTS -- 6.0%
     108,951 Archer-Daniels-Midland Co.            4,728,473
     109,588 Campbell Soup Co.                     4,742,969
     140,777 ConAgra Foods, Inc.                   4,744,185
      95,388 General Mills, Inc.                   4,760,815
      49,072 Hershey (The) Co.                     4,771,271
      46,136 J.M. Smucker (The) Co.                4,780,612
      77,714 Kellogg Co.                           4,745,994


Page 44                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             FOOD PRODUCTS (CONTINUED)
      86,920 Kraft Foods Group, Inc.          $    4,686,726
      68,577 McCormick & Co., Inc.                 4,726,327
     117,436 Unilever PLC, ADR                     4,838,363
                                              --------------
                                                  47,525,735
                                              --------------
             GAS UTILITIES -- 5.9%
     100,240 AGL Resources, Inc.                   4,734,335
     104,160 Atmos Energy Corp.                    4,730,947
     102,363 Laclede Group (The), Inc.             4,661,611
     103,173 New Jersey Resources Corp.            4,770,720
     108,749 Northwest Natural Gas Co.             4,656,632
     141,584 Piedmont Natural Gas Co., Inc.        4,694,925
     203,704 Questar Corp.                         4,683,155
      85,320 South Jersey Industries, Inc.         4,774,507
     114,821 UGI Corp.                             4,760,479
     119,441 WGL Holdings, Inc.                    4,784,807
                                              --------------
                                                  47,252,118
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.8%
     121,990 Abbott Laboratories                   4,675,877
      68,058 Baxter International, Inc.            4,733,434
     100,607 ResMed, Inc.                          4,736,577
                                              --------------
                                                  14,145,888
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 1.2%
     129,144 Owens & Minor, Inc.                   4,721,504
      86,757 Quest Diagnostics, Inc.               4,644,970
                                              --------------
                                                   9,366,474
                                              --------------
             HOTELS, RESTAURANTS & LEISURE
                -- 0.6%
      48,694 McDonald's Corp.                      4,724,779
                                              --------------
             HOUSEHOLD DURABLES -- 0.6%
     151,315 Leggett & Platt, Inc.                 4,681,686
                                              --------------
             HOUSEHOLD PRODUCTS -- 2.3%
      50,700 Clorox (The) Co.                      4,702,932
      72,555 Colgate-Palmolive Co.                 4,731,311
      44,856 Kimberly-Clark Corp.                  4,685,658
      57,671 Procter & Gamble (The) Co.            4,694,996
                                              --------------
                                                  18,814,897
                                              --------------
             INDUSTRIAL CONGLOMERATES
                -- 0.6%
      34,279 3M Co.                                4,807,630
                                              --------------
             INSURANCE -- 4.2%
      46,087 ACE Ltd.                              4,771,387
     101,697 Arthur J. Gallagher & Co.             4,772,640
      90,092 Cincinnati Financial Corp.            4,718,118
      65,218 Erie Indemnity Co., Class A           4,768,740
      78,507 Hanover Insurance Group (The),
                Inc.                               4,687,653
      94,790 Mercury General Corp.                 4,712,011
      52,595 Travelers (The) Cos., Inc.            4,761,952
                                              --------------
                                                  33,192,501
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             IT SERVICES -- 2.4%
      57,501 Accenture PLC, Class A           $    4,727,732
      58,660 Automatic Data Processing, Inc.       4,740,315
      25,734 International Business Machines
                Corp.                              4,826,926
     103,105 Paychex, Inc.                         4,694,371
                                              --------------
                                                  18,989,344
                                              --------------
             LEISURE EQUIPMENT & PRODUCTS
                -- 1.2%
      88,210 Hasbro, Inc.                          4,852,432
     102,008 Mattel, Inc.                          4,853,541
                                              --------------
                                                   9,705,973
                                              --------------
             MACHINERY -- 1.8%
      51,734 Deere & Co.                           4,724,866
      56,702 Illinois Tool Works, Inc.             4,767,504
      57,929 Stanley Black & Decker, Inc.          4,674,291
                                              --------------
                                                  14,166,661
                                              --------------
             MEDIA -- 1.2%
      65,851 Omnicom Group, Inc.                   4,897,339
     123,760 Thomson Reuters Corp.                 4,680,603
                                              --------------
                                                   9,577,942
                                              --------------
             MULTILINE RETAIL -- 1.2%
      84,415 Kohl's Corp.                          4,790,551
      75,781 Target Corp.                          4,794,664
                                              --------------
                                                   9,585,215
                                              --------------
             MULTI-UTILITIES -- 8.3%
      90,912 Alliant Energy Corp.                  4,691,059
     167,294 Avista Corp.                          4,716,018
     203,351 CenterPoint Energy, Inc.              4,713,676
      85,618 Consolidated Edison, Inc.             4,732,963
      73,132 Dominion Resources, Inc.              4,730,909
      70,461 DTE Energy Co.                        4,677,906
      85,837 Integrys Energy Group, Inc.           4,670,391
     154,658 MDU Resources Group, Inc.             4,724,802
     147,740 Public Service Enterprise Group,
                Inc.                               4,733,590
      99,537 SCANA Corp.                           4,671,271
      52,707 Sempra Energy                         4,730,980
     275,191 TECO Energy, Inc.                     4,744,293
     132,990 Vectren Corp.                         4,721,145
     113,294 Wisconsin Energy Corp.                4,683,574
                                              --------------
                                                  65,942,577
                                              --------------
             OFFICE ELECTRONICS -- 0.6%
     145,947 CANON, Inc., ADR                      4,670,304
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 6.0%
      38,186 Chevron Corp.                         4,769,813
      67,412 ConocoPhillips                        4,762,658
     109,358 Enbridge, Inc.                        4,776,758
      47,602 Exxon Mobil Corp.                     4,817,323
     132,129 Kinder Morgan, Inc.                   4,756,644
     133,294 Marathon Oil Corp.                    4,705,278
      50,297 Occidental Petroleum Corp.            4,783,245
      66,894 Royal Dutch Shell PLC, ADR            4,767,535


                        See Notes to Financial Statements                Page 45

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (CONTINUED)
      78,116 Total S.A., ADR                  $    4,786,167
     102,385 TransCanada Corp.                     4,674,899
                                              --------------
                                                  47,600,320
                                              --------------
             PHARMACEUTICALS -- 6.6%
      89,184 AbbVie, Inc.                          4,709,807
      80,075 AstraZeneca PLC, ADR                  4,754,053
      87,929 Bristol-Myers Squibb Co.              4,673,426
      92,764 Eli Lilly & Co.                       4,730,964
      90,912 GlaxoSmithKline PLC, ADR              4,853,792
      50,953 Johnson & Johnson                     4,666,785
      95,001 Merck & Co., Inc.                     4,754,800
      59,614 Novartis AG, ADR                      4,791,773
     154,506 Pfizer, Inc.                          4,732,519
      90,248 Sanofi, ADR                           4,840,000
     120,083 Teva Pharmaceutical Industries
                Ltd., ADR                          4,812,927
                                              --------------
                                                  52,320,846
                                              --------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 1.1%
      30,941 Public Storage                        4,657,239
     123,923 Realty Income Corp.                   4,626,046
                                              --------------
                                                   9,283,285
                                              --------------
             ROAD & RAIL -- 0.6%
      50,179 Norfolk Southern Corp.                4,740,178
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.4%
      92,636 Analog Devices, Inc.                  4,717,952
     185,199 Intel Corp.                           4,807,766
     108,147 Texas Instruments, Inc.               4,748,735
     103,882 Xilinx, Inc.                          4,770,261
                                              --------------
                                                  19,044,714
                                              --------------
             SOFTWARE -- 1.2%
     141,797 CA, Inc.                              4,771,469
     128,053 Microsoft Corp.                       4,793,024
                                              --------------
                                                   9,564,493
                                              --------------
             SPECIALTY RETAIL -- 0.6%
     121,578 Gap (The), Inc.                       4,751,268
                                              --------------
             THRIFTS & MORTGAGE FINANCE --
                0.6%
     315,139 People's United Financial, Inc.       4,764,902
                                              --------------
             TOBACCO -- 3.0%
     122,949 Altria Group, Inc.                    4,720,012
      44,779 British American Tobacco PLC,
                ADR                                4,810,160
      93,411 Lorillard, Inc.                       4,734,070
      55,006 Philip Morris International,
                Inc.                               4,792,673
      95,974 Reynolds American, Inc.               4,797,740
                                              --------------
                                                  23,854,655
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.6%
     101,631 Fastenal Co.                     $    4,828,489
                                              --------------
             WATER UTILITIES -- 1.1%
     159,716 American States Water Co.             4,588,641
     197,192 Aqua America, Inc.                    4,651,759
                                              --------------
                                                   9,240,400
                                              --------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.6%
     121,672 Vodafone Group PLC, ADR               4,782,926
                                              --------------

             TOTAL INVESTMENTS -- 99.9%          795,954,506
             (Cost $680,580,184) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  406,924
                                              --------------
             NET ASSETS -- 100.0%             $  796,361,430
                                              ==============

(a)   Master Limited Partnership ("MLP").

(b) Aggregate cost for federal income tax purposes is $692,856,778. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $106,934,067 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,836,339.

ADR - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 795,954,506    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

Page 46                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 1.2%
      10,826 Elbit Systems Ltd.               $      657,463
                                              --------------
             AIRLINES -- 3.0%
      61,623 JetBlue Airways Corp. (a)               526,877
      31,283 SkyWest, Inc.                           463,927
      36,981 Southwest Airlines Co.                  696,722
                                              --------------
                                                   1,687,526
                                              --------------
             AUTO COMPONENTS -- 4.6%
      63,615 China Automotive Systems,
                Inc. (a)                             504,467
      32,210 Federal-Mogul Corp. (a)                 633,893
      32,359 Goodyear Tire & Rubber (The) Co.        771,762
      31,482 Superior Industries
                International, Inc.                  649,474
                                              --------------
                                                   2,559,596
                                              --------------
             BIOTECHNOLOGY -- 1.7%
      21,870 Myriad Genetics, Inc. (a)               458,833
      62,185 PDL BioPharma, Inc.                     524,841
                                              --------------
                                                     983,674
                                              --------------
             CAPITAL MARKETS -- 1.9%
      19,777 AllianceBernstein Holding LP (b)        422,041
      32,210 E*TRADE Financial Corp. (a)             632,605
                                              --------------
                                                   1,054,646
                                              --------------
             COMMERCIAL BANKS -- 2.0%
      20,107 Popular, Inc. (a)                       577,674
      15,148 SunTrust Banks, Inc.                    557,598
                                              --------------
                                                   1,135,272
                                              --------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 3.3%
      18,481 Brink's (The) Co.                       630,941
      35,815 EnerNOC, Inc. (a)                       616,376
      39,323 Kimball International, Inc.,
                Class B                              591,025
                                              --------------
                                                   1,838,342
                                              --------------
             COMMUNICATIONS EQUIPMENT --
                1.9%
      65,158 Brocade Communications Systems,
                Inc. (a)                             577,951
      20,978 Finisar Corp. (a)                       501,794
                                              --------------
                                                   1,079,745
                                              --------------
             COMPUTERS & PERIPHERALS -- 1.0%
      19,281 Hewlett-Packard Co.                     539,482
                                              --------------
             CONSTRUCTION MATERIALS -- 1.1%
      61,338 Headwaters, Inc. (a)                    600,499
                                              --------------
             CONTAINERS & PACKAGING -- 1.0%
      11,252 Avery Dennison Corp.                    564,738
                                              --------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.0%
      37,740 Bank of America Corp.                   587,612
      10,338 Citigroup, Inc.                         538,713
                                              --------------
                                                   1,126,325
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 3.3%
      30,459 Consolidated Communications
                Holdings, Inc.                $      597,910
      54,325 General Communication, Inc.,
                Class A (a)                          605,724
      20,298 Level 3 Communications,
                Inc. (a)                             673,285
                                              --------------
                                                   1,876,919
                                              --------------
             ELECTRIC UTILITIES -- 1.1%
      25,820 Great Plains Energy, Inc.               625,877
                                              --------------
             ELECTRICAL EQUIPMENT -- 1.0%
      15,737 Babcock & Wilcox (The) Co.              538,048
                                              --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 2.1%
      39,393 Orbotech Ltd. (a)                       532,594
      38,493 Sanmina Corp. (a)                       642,833
                                              --------------
                                                   1,175,427
                                              --------------
             ENERGY EQUIPMENT & SERVICES
                -- 6.5%
       9,229 Ensco PLC, Class A                      527,714
      12,611 Noble Corp. PLC                         472,534
       5,950 Schlumberger Ltd.                       536,155
      44,214 TETRA Technologies, Inc. (a)            546,485
       9,633 Tidewater, Inc.                         570,948
       9,917 Transocean Ltd.                         490,098
      32,421 Weatherford International
                Ltd. (a)                             502,201
                                              --------------
                                                   3,646,135
                                              --------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.0%
      14,929 Alere, Inc. (a)                         540,430
      13,323 Haemonetics Corp. (a)                   561,298
                                              --------------
                                                   1,101,728
                                              --------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 1.9%
      56,424 Select Medical Holdings Corp.           655,083
       9,566 Tenet Healthcare Corp. (a)              402,920
                                              --------------
                                                   1,058,003
                                              --------------
             HOTELS, RESTAURANTS &
                LEISURE -- 1.0%
      10,894 Hyatt Hotels Corp., Class A (a)         538,817
                                              --------------
             HOUSEHOLD DURABLES -- 3.1%
      14,855 M.D.C. Holdings, Inc. (a)               478,925
      14,536 Ryland Group (The), Inc.                631,008
      35,329 Sony Corp., ADR                         610,838
                                              --------------
                                                   1,720,771
                                              --------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 1.0%
      37,629 AES (The) Corp.                         545,997
                                              --------------

                        See Notes to Financial Statements                Page 47

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INSURANCE -- 3.2%
      28,618 Manulife Financial Corp.         $      564,633
      35,411 Old Republic International Corp.        611,548
       6,558 Prudential Financial, Inc.              604,779
                                              --------------
                                                   1,780,960
                                              --------------
             INTERNET SOFTWARE & SERVICES
                -- 1.1%
      90,539 Monster Worldwide, Inc. (a)             645,543
                                              --------------
             IT SERVICES -- 2.4%
      11,425 Computer Sciences Corp.                 638,429
      10,776 Global Payments, Inc.                   700,332
                                              --------------
                                                   1,338,761
                                              --------------
             MACHINERY -- 2.2%
      17,663 Greenbrier (The) Cos., Inc. (a)         580,053
      27,614 Manitowoc (The) Co., Inc.               643,958
                                              --------------
                                                   1,224,011
                                              --------------
             MEDIA -- 2.0%
      35,731 Cablevision Systems Corp.,
                Class A                              640,657
      26,312 Regal Entertainment Group,
                Class A                              511,768
                                              --------------
                                                   1,152,425
                                              --------------
             METALS & MINING -- 6.4%
      83,659 AK Steel Holding Corp. (a)              686,004
      59,152 Alcoa, Inc.                             628,786
      37,639 Barrick Gold Corp.                      663,576
      28,559 Commercial Metals Co.                   580,604
     116,966 Kinross Gold Corp.                      512,311
      21,579 Newmont Mining Corp.                    496,964
                                              --------------
                                                   3,568,245
                                              --------------
             OFFICE ELECTRONICS -- 1.1%
      19,528 CANON, Inc., ADR                        624,896
                                              --------------
             OIL, GAS & CONSUMABLE FUELS
                -- 11.7%
      95,939 Alpha Natural Resources,
                Inc. (a)                             685,004
      13,234 BP PLC, ADR                             643,305
      22,874 Chesapeake Energy Corp.                 620,800
      10,318 Devon Energy Corp.                      638,375
      34,761 Encana Corp.                            627,436
      17,835 Marathon Oil Corp.                      629,576
      19,010 Newfield Exploration Co. (a)            468,216
      16,781 QEP Resources, Inc.                     514,338
      14,364 Southwestern Energy Co. (a)             564,936
      15,598 Suncor Energy, Inc.                     546,710
      28,676 Ultra Petroleum Corp. (a)               620,835
                                              --------------
                                                   6,559,531
                                              --------------
             PROFESSIONAL SERVICES -- 3.4%
      24,452 Kelly Services, Inc., Class A           609,833
      24,809 Korn/Ferry International (a)            648,011
      35,445 Navigant Consulting, Inc. (a)           680,544
                                              --------------
                                                   1,938,388
                                              --------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS --
                1.8%
      18,757 Apartment Investment &
                Management Co., Class A       $      485,994
      26,331 Host Hotels & Resorts, Inc.             511,875
                                              --------------
                                                     997,869
                                              --------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 1.1%
      24,160 CBRE Group, Inc., Class A (a)           635,408
                                              --------------
             ROAD & RAIL -- 1.8%
      17,210 Arkansas Best Corp.                     579,633
      10,985 Con-way, Inc.                           436,214
                                              --------------
                                                   1,015,847
                                              --------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 5.9%
     122,959 Amkor Technology, Inc. (a)              753,739
      24,780 Intel Corp.                             643,289
      44,359 Marvell Technology Group Ltd.           637,882
      78,814 ON Semiconductor Corp. (a)              649,427
      21,387 Skyworks Solutions, Inc. (a)            610,813
                                              --------------
                                                   3,295,150
                                              --------------
             SOFTWARE -- 3.1%
      45,732 Cadence Design Systems, Inc. (a)        641,163
      20,376 Electronic Arts, Inc. (a)               467,425
      33,093 Rovi Corp. (a)                          651,601
                                              --------------
                                                   1,760,189
                                              --------------
             SPECIALTY RETAIL -- 4.2%
      28,189 Big 5 Sporting Goods Corp.              558,706
      11,142 Children's Place Retail Stores
                (The), Inc. (a)                      634,760
      67,831 Christopher & Banks Corp. (a)           579,277
      22,914 Sonic Automotive, Inc., Class A         560,934
                                              --------------
                                                   2,333,677
                                              --------------
             THRIFTS & MORTGAGE FINANCE --
                1.0%
      24,067 Washington Federal, Inc.                560,520
                                              --------------
             TOTAL INVESTMENTS -- 100.1%          56,086,450
             (Cost $52,568,630) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                (28,503)
                                              --------------
             NET ASSETS -- 100.0%             $   56,057,947
                                              ==============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for federal income tax purposes is $52,844,035. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,973,217 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $730,802.

ADR - American Depositary Receipt

Page 48                 See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

DECEMBER 31, 2013

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  56,086,450    $          --    $          --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

                                                                            FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP      DIVIDEND LEADERS(SM)     US IPO
                                                                           INDEX(SM) FUND       INDEX FUND         INDEX FUND
                                                                               (FDM)               (FDL)              (FPX)
                                                                          ----------------  -------------------  ---------------
ASSETS:
Investments, at value..................................................    $   91,048,768     $  687,051,018     $  358,304,449
Cash...................................................................           126,004                 --                 --
Receivables:
      Capital shares sold..............................................                --                 --          9,034,740
      Investment securities sold.......................................           453,420            261,016            189,472
      Dividends........................................................            53,538          1,097,482            172,305
      Interest.........................................................                --                 --                 --
      Securities lending income........................................                --                 --             10,415
      From investment advisor..........................................                --                 --                 --
      Reclaims.........................................................                --                 --                 --
Prepaid expenses.......................................................             2,195             10,653              2,487
                                                                           --------------     --------------     --------------
      TOTAL ASSETS.....................................................        91,683,925        688,420,169        367,713,868
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian.......................................................                --            417,338            110,213
Payables:
      Investment securities purchased..................................           455,576                 --          9,037,472
      Licensing fees...................................................            42,539            153,783             53,268
      Investment advisory fees.........................................            32,336            136,111             79,191
      Audit and tax fees...............................................            22,925             22,925             22,925
      Printing fees....................................................             9,402             41,280              6,806
      Trustees' fees...................................................                31                 71                 --
      Collateral for securities on loan................................                --                 --          6,932,352
Other liabilities......................................................            41,060            211,941             96,082
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES................................................           603,869            983,449         16,338,309
                                                                           --------------     --------------     --------------
NET ASSETS.............................................................    $   91,080,056     $  687,436,720     $  351,375,559
                                                                           ==============     ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $  100,346,722     $  671,785,200     $  309,568,710
Par value..............................................................            28,050            313,500             77,500
Accumulated net investment income (loss)...............................                --                 --                 --
Accumulated net realized gain (loss) on investments....................       (24,963,973)       (43,314,696)        (8,125,595)
Net unrealized appreciation (depreciation) on investments..............        15,669,257         58,652,716         49,854,944
                                                                           --------------     --------------     --------------
NET ASSETS.............................................................    $   91,080,056     $  687,436,720     $  351,375,559
                                                                           ==============     ==============     ==============
NET ASSET VALUE, per share.............................................    $        32.47     $        21.93     $        45.34
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................         2,805,000         31,350,002          7,750,002
                                                                           --------------     --------------     --------------
Investments, at cost...................................................    $   75,379,511     $  628,398,302     $  308,449,505
                                                                           ==============     ==============     ==============
Securities on loan, at value...........................................    $           --     $           --     $    6,790,608
                                                                           ==============     ==============     ==============

Page 50                 See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST
       NYSE ARCA           DOW JONES             CAPITAL       VALUE LINE(R) EQUITY    VALUE LINE(R)     VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET             STRENGTH            ALLOCATION           DIVIDEND         EXCHANGE-TRADED
      INDEX FUND        INDEX(SM) FUND             ETF              INDEX FUND          INDEX FUND             FUND
         (FBT)               (FDN)               (FTCS)*              (FVI)                (FVD)               (FVL)
    ---------------     ---------------      ---------------   --------------------   ---------------    -----------------

    $   969,483,653     $ 1,958,214,517      $    65,670,448      $     5,167,704     $   795,954,506     $    56,086,450
          1,554,207             658,033                   --                  102                  --              15,192

                 --          14,839,380                   --                   --           2,131,586                  --
         12,488,662             783,164                   --               31,077                  --                  --
                 --                   --             123,962                3,610           1,685,603              28,511
                 --                  31                   --                   --                  --                  --
             71,184             227,177                   --                   --                  --                  --
                 --                   --                  --                4,543                  --                  --
                 --                   --                  --                  496              17,486                 501
             13,151              25,863                1,758               11,265              12,198               1,103
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        983,610,857       1,974,748,165           65,796,168            5,218,797         799,801,379          56,131,757
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

                 --                   --              20,205                   --             437,785                  --

                 --          14,847,627                   --               31,122           2,129,519                  --
            175,967             476,886                2,601                1,876             292,548              20,960
            290,119             615,802               21,385                   --             274,931              13,047
             22,925              22,925               22,925               22,925              22,925              22,925
             32,683              70,760                2,809                  495              42,295               3,611
                  9                   --                  --                   --                  --                  --
         28,862,685          28,281,130                   --                   --                  --                  --
            316,371             580,756               20,121                2,753             239,946              13,267
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
         29,700,759          44,895,886               90,046               59,171           3,439,949              73,810
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $   953,910,098     $ 1,929,852,279      $    65,706,122      $     5,159,626     $   796,361,430     $    56,057,947
    ===============     ===============      ===============      ===============     ===============     ===============

    $   847,429,209     $ 1,544,869,838      $    83,927,791      $     9,807,148     $   735,434,951        $142,835,540
            138,000             322,500               19,500                2,000             372,880              30,400
                 --                  --               13,050                   --             300,846                  --
        (89,930,226)        (54,325,056)         (24,396,431)          (5,437,924)        (55,121,569)        (90,325,813)
        196,273,115         438,984,997            6,142,212              788,402         115,374,322           3,517,820
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $   953,910,098     $ 1,929,852,279      $    65,706,122      $     5,159,626     $   796,361,430     $    56,057,947
    ===============     ===============      ===============      ===============     ===============     ===============
    $         69.12     $         59.84      $         33.70      $         25.80     $         21.36     $         18.44
    ===============     ===============      ===============      ===============     ===============     ===============

         13,800,002          32,250,002            1,950,002              200,002          37,287,986           3,039,982
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $   773,210,538     $ 1,519,229,520      $    59,528,236      $     4,379,302     $   680,580,184     $    52,568,630
    ===============     ===============      ===============      ===============     ===============     ===============
    $    28,236,479     $    27,627,746      $            --      $            --     $            --     $            --
    ===============     ===============      ===============      ===============     ===============     ===============


      * Formerly First Trust Strategic Value Index Fund



                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                            FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP      DIVIDEND LEADERS(SM)     US IPO
                                                                           INDEX(SM) FUND       INDEX FUND         INDEX FUND
                                                                               (FDM)               (FDL)              (FPX)
                                                                          ----------------  -------------------  ---------------
INVESTMENT INCOME:
Dividends...............................................................   $    1,497,681     $   25,347,344     $    1,555,555
Foreign tax withholding.................................................          (3,453)                 --            (7,975)
Interest................................................................               --                 --                 --
Securities lending income (net of fees).................................               --                 --             72,124
                                                                           --------------     --------------     --------------
   Total investment income..............................................        1,494,228         25,347,344          1,619,704
                                                                           --------------     --------------     --------------

EXPENSES:
Investment advisory fees................................................          489,802          1,872,016            501,170
Licensing fees..........................................................           67,244            564,419            125,285
Accounting and administration fees......................................           53,917            315,526             65,233
Audit and tax fees......................................................           23,196             23,196             23,196
Printing fees...........................................................           18,084             80,123             16,207
Custodian fees..........................................................           12,667             78,999             23,911
Legal fees..............................................................           10,670             44,656             10,880
Listing fees............................................................            8,049             10,551              7,677
Trustees' fees and expenses.............................................            6,875             22,015              7,613
Transfer agent fees.....................................................            4,898             31,200              6,265
Registration and filing fees............................................            3,138              3,440             30,911
Expenses previously waived or reimbursed................................               --                 --                 --
Other expenses..........................................................            4,971             31,426              3,932
                                                                           --------------     --------------     --------------
   Total expenses.......................................................          703,511          3,077,567            822,280
   Less fees waived and expenses reimbursed by the investment advisor...         (115,749)          (269,543)           (70,526)
                                                                           --------------     --------------     --------------
   Net expenses.........................................................          587,762          2,808,024            751,754
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)............................................          906,466         22,539,320            867,950
                                                                           --------------     --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
   Investments..........................................................      (2,089,326)        (9,400,098)        (1,467,705)
   In-kind redemptions..................................................       21,765,499         65,431,446            850,395
                                                                           --------------     --------------     --------------
Net realized gain (loss)................................................       19,676,173         56,031,348          (617,310)

Net change in unrealized appreciation (depreciation)....................       12,455,819         42,242,896         47,510,415
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).................................       32,131,992         98,274,244         46,893,105
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................   $   33,038,458     $  120,813,564     $   47,761,055
                                                                           ==============     ==============     ==============

Page 52               See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST
       NYSE ARCA           DOW JONES             CAPITAL       VALUE LINE(R) EQUITY    VALUE LINE(R)     VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET             STRENGTH            ALLOCATION           DIVIDEND         EXCHANGE-TRADED
      INDEX FUND        INDEX(SM) FUND             ETF              INDEX FUND          INDEX FUND             FUND
         (FBT)               (FDN)               (FTCS)*              (FVI)                (FVD)               (FVL)
    ---------------     ---------------      ---------------   --------------------   ---------------    -----------------

    $       634,245     $     3,164,256      $       973,103      $        73,977     $    22,337,191     $       522,021
                 --                  --                   --                 (825)           (364,312)             (5,507)
                 --                 209                   --                    3                   1                  --
          1,243,242             341,854                   --                   --                  --
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          1,877,487           3,506,319              973,103               73,155          21,972,880             516,514
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------


          2,184,017           4,864,568              217,182               22,652           3,354,670             245,926
            436,804             760,870               24,594                7,003           1,018,478              77,737
            274,583             609,699               23,464                5,340             339,612              26,326
             23,196              23,196               23,196               23,196              23,196              23,196
             62,648             144,060                8,141                1,548              86,273               6,198
             72,502             152,398                5,419                  564              84,187               6,131
             45,586             120,534                3,295                  333              56,053               3,611
              8,049               8,049                9,642               22,677              25,177              22,686
             19,208              38,806                5,448                4,078              23,426               5,422
             27,300              60,807                2,172                  226              33,547               2,459
             65,903              94,992                2,915                   56              13,882                 334
             37,156                  --                   --                   --                  --                  --
             19,072              35,586                6,404                3,386              29,997               5,516
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          3,276,024           6,913,565              331,872               91,059           5,088,498             425,542
                 --                  --              (49,536)             (59,346)           (391,960)            (81,246)
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          3,276,024           6,913,565              282,336               31,713           4,696,538             344,296
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        (1,398,537)         (3,407,246)              690,767               41,442          17,276,342             172,218
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------


        (50,940,682)        (14,632,510)           1,516,679              703,502            (354,282)          6,091,302
         27,282,012         135,216,497            6,171,750                   --          62,124,977           8,074,019
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
       (23,658,670)         120,583,987            7,688,429              703,502          61,770,695          14,165,321

        214,346,364         401,945,182            4,261,985              589,610          70,064,896           2,221,485
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        190,687,694         522,529,169           11,950,414            1,293,112         131,835,591          16,386,806
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

    $   189,289,157     $   519,121,923      $    12,641,181      $     1,334,554     $   149,111,933     $    16,559,024
    ===============     ===============      ===============      ===============     ===============     ===============


      * Formerly First Trust Strategic Value Index Fund



                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                        DOW JONES SELECT                    MORNINGSTAR
                                                                            MICROCAP                   DIVIDEND LEADERS(SM)
                                                                         INDEX(SM) FUND                     INDEX FUND
                                                                              (FDM)                            (FDL)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended          Ended
                                                                   12/31/2013      12/31/2012       12/31/2013      12/31/2012
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................      $     906,466   $     686,521    $  22,539,320   $  21,556,084
   Net realized gain (loss).................................         19,676,173       7,014,919       56,031,348      36,567,636
   Net change in unrealized appreciation (depreciation) ....         12,455,819        (272,013)      42,242,896     (13,133,879)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.......................................         33,038,458       7,429,427      120,813,564      44,989,841
                                                                  -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................           (986,641)       (763,985)     (22,580,041)    (21,586,886)
                                                                  -------------   -------------    -------------   -------------
   Total distributions to shareholders......................           (986,641)       (763,985)     (22,580,041)    (21,586,886)
                                                                  -------------   -------------    -------------   -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................        123,859,631      21,606,716      404,778,385     391,010,969
   Cost of shares redeemed..................................       (106,112,766)    (39,318,667)    (361,092,133)   (315,926,513)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................         17,746,865     (17,711,951)      43,686,252      75,084,456
                                                                  -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................         49,798,682     (11,046,509)     141,919,775      98,487,411

NET ASSETS:
   Beginning of period......................................         41,281,374      52,327,883      545,516,945     447,029,534
                                                                  -------------   -------------    -------------   -------------
   End of period............................................      $  91,080,056   $  41,281,374    $ 687,436,720   $ 545,516,945
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period......................................      $          --   $     (60,563)   $          --   $          --
                                                                  =============   =============    =============   =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................          1,805,000       2,605,000       29,550,002      25,450,002
   Shares sold..............................................          4,650,000       1,000,000       19,350,000      21,300,000
   Shares redeemed..........................................         (3,650,000)     (1,800,000)     (17,550,000)    (17,200,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................          2,805,000       1,805,000       31,350,002      29,550,002
                                                                  =============   =============    =============   =============


Pag 54                  See Notes to Financial Statements

                                          FIRST TRUST                       FIRST TRUST
         FIRST TRUST                       NYSE ARCA                         DOW JONES
           US IPO                        BIOTECHNOLOGY                       INTERNET
         INDEX FUND                       INDEX FUND                      INDEX(SM) FUND
            (FPX)                            (FBT)                             (FDN)
-----------------------------    -----------------------------    ------------------------------
 For the Year    For the Year     For the Year    For the Year     For the Year     For the Year
     Ended           Ended            Ended           Ended           Ended             Ended
  12/31/2013      12/31/2012       12/31/2013      12/31/2012       12/31/2013       12/31/2012
-------------   -------------    -------------   -------------    --------------   -------------

$     867,950   $     235,387    $  (1,398,537)  $  (1,138,584)   $   (3,407,246)  $  (1,147,910)
     (617,310)      2,888,044      (23,658,670)      3,450,148       120,583,987       2,210,382
   47,510,415       1,595,084      214,346,364      69,354,260       401,945,182      87,556,216
-------------   -------------    -------------   -------------    --------------   -------------

   47,761,055       4,718,515      189,289,157      71,665,824       519,121,923      88,618,688
-------------   -------------    -------------   -------------    --------------   -------------


     (957,120)       (267,146)              --              --                --              --
-------------   -------------    -------------   -------------    --------------   -------------
     (957,120)       (267,146)              --              --                --              --
-------------   -------------    -------------   -------------    --------------   -------------


  282,040,963      17,551,471      611,554,944     128,745,653     1,166,724,606     160,053,757
   (2,128,720)    (12,937,294)     (86,379,184)   (143,996,259)     (313,875,794)   (210,474,282)
-------------   -------------    -------------   -------------    --------------   -------------
  279,912,243       4,614,177      525,175,760     (15,250,606)      852,848,812     (50,420,525)
-------------   -------------    -------------   -------------    --------------   -------------

  326,716,178       9,065,546      714,464,917      56,415,218     1,371,970,735      38,198,163


   24,659,381      15,593,835      239,445,181     183,029,963       557,881,544     519,683,381
-------------   -------------    -------------   -------------    --------------   -------------
$ 351,375,559   $  24,659,381    $ 953,910,098   $ 239,445,181    $1,929,852,279   $ 557,881,544
=============   =============    =============   =============    ==============   =============

$          --   $          --    $          --   $          --    $           --   $          --
=============   =============    =============   =============    ==============   =============


      800,002         650,002        5,200,002       5,600,002        14,300,002      16,100,002
    7,000,000         600,000       10,050,000       3,000,000        24,000,000       4,400,000
      (50,000)       (450,000)      (1,450,000)     (3,400,000)       (6,050,000)     (6,200,000)
-------------   -------------    -------------   -------------    --------------   -------------
    7,750,002         800,002       13,800,002       5,200,002        32,250,002      14,300,002
=============   =============    =============   =============    ==============   =============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           FIRST TRUST                      FIRST TRUST
                                                                        CAPITAL STRENGTH               VALUE LINE(R) EQUITY
                                                                               ETF                     ALLOCATION INDEX FUND
                                                                             (FTCS)*                           (FVI)
                                                                  -----------------------------    -----------------------------
                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended          Ended
                                                                   12/31/2013      12/31/2012       12/31/2013      12/31/2012
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss).............................      $     690,767   $     599,178    $      41,442   $      85,054
   Net realized gain (loss).................................          7,688,429       2,196,767          703,502         195,615
   Net change in unrealized appreciation (depreciation) ....          4,261,985       2,281,414          589,610         (10,096)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.......................................         12,641,181       5,077,359        1,334,554         270,573
                                                                  -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income....................................           (684,781)       (591,636)         (43,260)        (97,326)
                                                                  -------------   -------------    -------------   -------------
   Total distributions to shareholders......................           (684,781)       (591,636)         (43,260)        (97,326)
                                                                  -------------   -------------    -------------   -------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold................................         67,370,800      14,561,038               --       4,818,770
   Cost of shares redeemed..................................        (46,328,268)    (17,982,092)              --      (7,480,560)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.........................         21,042,532      (3,421,054)              --      (2,661,790)
                                                                  -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets..................         32,998,932       1,064,669        1,291,294      (2,488,543)

NET ASSETS:
   Beginning of period......................................         32,707,190      31,642,521        3,868,332       6,356,875
                                                                  -------------   -------------    -------------   -------------
   End of period............................................      $  65,706,122   $  32,707,190    $   5,159,626   $   3,868,332
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period......................................      $      13,050   $       8,047    $          --   $        (743)
                                                                  =============   =============    =============   =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..................          1,300,002       1,450,002          200,002         350,002
   Shares sold..............................................          2,200,000         600,000               --         250,000
   Shares redeemed..........................................         (1,550,000)       (750,000)              --        (400,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period........................          1,950,002       1,300,002          200,002         200,002
                                                                  =============   =============    =============   =============


*  Formerly First Trust Strategic Value Index Fund



   Page 56                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST
   VALUE LINE(R) DIVIDEND              VALUE LINE(R) 100
         INDEX FUND                  EXCHANGE-TRADED FUND
            (FVD)                            (FVL)
-----------------------------    -----------------------------
 For the Year    For the Year     For the Year    For the Year
     Ended           Ended            Ended           Ended
  12/31/2013      12/31/2012       12/31/2013      12/31/2012
-------------   -------------    -------------   -------------

$  17,276,342   $  13,995,661    $     172,218   $     545,050
   61,770,695      26,191,709       14,165,321       4,001,661
   70,064,896       7,088,311        2,221,485        (396,300)
-------------   -------------    -------------   -------------

  149,111,933      47,275,681       16,559,024       4,150,411
-------------   -------------    -------------   -------------


  (16,843,619)    (13,920,854)        (179,357)       (559,524)
-------------   -------------    -------------   -------------
  (16,843,619)    (13,920,854)        (179,357)       (559,524)
-------------   -------------    -------------   -------------


  499,922,070     304,870,331       54,675,682      61,932,673
 (343,932,195)   (196,520,474)     (60,632,280)    (75,431,362)
-------------   -------------    -------------   -------------

  155,989,875     108,349,857       (5,956,598)    (13,498,689)
-------------   -------------    -------------   -------------
  288,258,189     141,704,684       10,423,069      (9,907,802)


  508,103,241     366,398,557       45,634,878      55,542,680
-------------   -------------    -------------   -------------
$ 796,361,430   $ 508,103,241    $  56,057,947   $  45,634,878
=============   =============    =============   =============

$     300,846   $      35,845    $          --   $         310
=============   =============    =============   =============


   29,387,986      22,887,986        3,439,982       4,489,982
   25,300,000      18,150,000        3,300,000       4,600,000
  (17,400,000)    (11,650,000)      (3,700,000)     (5,650,000)
-------------   -------------    -------------   -------------
   37,287,986      29,387,986        3,039,982       3,439,982
=============   =============    =============   =============


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND (FDM)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    22.87     $    20.09     $    22.17     $    17.70     $    14.74
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.25           0.35           0.10           0.09           0.09
Net realized and unrealized gain (loss)          9.62           2.83          (2.02)          4.46           2.97
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 9.87           3.18          (1.92)          4.55           3.06
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.27)         (0.40)         (0.16)         (0.08)         (0.10)
Return of capital                                  --             --             --             --          (0.00) (a)
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.27)         (0.40)         (0.16)         (0.08)         (0.10)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    32.47     $    22.87     $    20.09     $    22.17     $    17.70
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                43.32%         15.86%         (8.69)%        25.77%         20.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   91,080     $   41,281     $   52,328     $  153,050     $   18,679
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.72%          0.76%          0.71%          0.86%          0.94%
Ratio of net expenses to average net
   assets                                        0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.93%          1.38%          0.40%          0.94%          0.69%
Portfolio turnover rate (c)                        70%            71%            59%            86%            86%

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS(SM) INDEX FUND (FDL)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    18.46     $    17.57     $    15.92     $    14.27     $    13.09
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.69           0.71           0.61           0.57           0.56
Net realized and unrealized gain (loss)          3.47           0.89           1.65           1.66           1.19
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 4.16           1.60           2.26           2.23           1.75
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.69)         (0.71)         (0.61)         (0.58)         (0.57)
Return of capital                                  --             --             --          (0.00) (a)        --
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.69)         (0.71)         (0.61)         (0.58)         (0.57)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    21.93     $    18.46     $    17.57     $    15.92     $    14.27
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                22.71%          9.14%         14.44%         16.05%         14.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  687,437     $  545,517     $  447,030     $  143,294     $   48,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.49%          0.51%          0.56%          0.66%          0.79%
Ratio of net expenses to average net
   assets                                        0.45%          0.45%          0.45%          0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                            3.61%          3.88%          3.98%          4.22%          4.64%
Portfolio turnover rate (c)                        35%            31%            27%            30%            81%

(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND (FPX)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    30.82     $    23.99     $    23.51     $    20.08     $    14.09
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.22           0.31           0.18           0.20           0.59
Net realized and unrealized gain (loss)         14.53           6.87           0.55           3.45           5.72
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                14.75           7.18           0.73           3.65           6.31
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.23)         (0.35)         (0.25)         (0.22)         (0.32)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    45.34     $    30.82     $    23.99     $    23.51     $    20.08
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                47.98%         30.01%          3.11%         18.28%         44.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  351,376     $   24,659     $   15,594     $   15,283     $   11,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.66%          1.01%          1.01%          1.32%          1.34%
Ratio of net expenses to average net
   assets                                        0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.69%          1.27%          0.70%          1.28%          3.59%
Portfolio turnover rate (b)                        30%            48%            44%            43%            30%

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    46.05     $    32.68     $    39.07     $    28.54     $    19.70
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.10)         (0.22)         (0.30)         (0.17)         (0.16)
Net realized and unrealized gain (loss)         23.17          13.59          (6.09)         10.70           9.00
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                23.07          13.37          (6.39)         10.53           8.84
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    69.12     $    46.05     $    32.68     $    39.07     $    28.54
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                50.10%         40.91%        (16.36)%        36.90%         44.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  953,910     $  239,445     $  183,030     $  201,220     $   67,068
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.60%          0.61%          0.61%          0.66%          0.72%
Ratio of net expenses to average net
   assets                                        0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           (0.26)%        (0.48)%        (0.54)%        (0.60)%        (0.60)%
Portfolio turnover rate (b)                        48%            39%            44%            35%            44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND (FDN)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    39.01     $    32.28     $    34.27     $    25.11     $    14.01
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.11)         (0.08)         (0.10)          0.04          (0.05)
Net realized and unrealized gain (loss)         20.94           6.81          (1.87)          9.16          11.15
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                20.83           6.73          (1.97)          9.20          11.10
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              --             --          (0.02)         (0.04)            --
Return of capital                                  --             --             --             --             --
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                                --             --          (0.02)         (0.04)            --
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    59.84     $    39.01     $    32.28     $    34.27     $    25.11
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                53.40%         20.85%         (5.74)%        36.63%         79.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $1,929,852     $  557,882     $  519,683     $  589,480     $   86,615
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.57%          0.60%          0.60%          0.66%          0.73%
Ratio of net expenses to average net
   assets                                        0.57%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           (0.28)%        (0.23)%        (0.25)%         0.26%         (0.46)%
Portfolio turnover rate (b)                        17%            33%            18%            16%            35%

FIRST TRUST CAPITAL STRENGTH EFT (FTCS)*

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    25.16     $    21.82     $    22.90     $    20.47     $    14.90
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.45           0.45           0.35           0.39           0.28
Net realized and unrealized gain (loss)          8.54           3.34          (1.01)          2.44           5.57
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 8.99           3.79          (0.66)          2.83           5.85
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.45)         (0.45)         (0.42)         (0.40)         (0.28)
Return of capital                                  --             --             --          (0.00) (c)        --
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.45)         (0.45)         (0.42)         (0.40)         (0.28)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    33.70     $    25.16     $    21.82     $    22.90     $    20.47
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                35.90%         17.45%         (2.94)%        14.04%         39.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   65,706     $   32,707     $   31,643     $   36,633     $   51,164
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.76%          0.83%          0.82%          0.86%          0.87%
Ratio of net expenses to average net
   assets                                        0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets                            1.59%          1.84%          1.51%          1.58%          1.57%
Portfolio turnover rate (b)                       156%            84%           114%           197%           171%


*     Formerly First Trust Strategic Value Index Fund


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.

Page 60                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    19.34     $    18.16     $    20.30     $    17.21     $    12.98
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.21           0.34           0.21           0.29           0.18
Net realized and unrealized gain (loss)          6.47           1.24          (2.14)          3.09           4.23
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 6.68           1.58          (1.93)          3.38           4.41
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.22)         (0.40)         (0.21)         (0.29)         (0.18)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    25.80     $    19.34     $    18.16     $    20.30     $    17.21
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                34.65%          8.74%         (9.56)%        19.85%         34.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    5,160     $    3,868     $    6,357     $    7,106     $    6,885
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        2.01%          1.85%          1.39%          1.35%          1.24%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.91%          1.64%          1.05%          1.29%          1.24%
Portfolio turnover rate (b)                       186%           203%           184%           205%           191%

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    17.29     $    16.01     $    15.08     $    13.37     $    11.55
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.50           0.50           0.42           0.41 (c)       0.38
Net realized and unrealized gain (loss)          4.06           1.28           0.93           1.71           1.82
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 4.56           1.78           1.35           2.12           2.20
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.49)         (0.50)         (0.42)         (0.40)         (0.38)
Return of capital                                  --             --             --          (0.01)            --
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.49)         (0.50)         (0.42)         (0.41)         (0.38)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    21.36     $    17.29     $    16.01     $    15.08     $    13.37
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               26.57%         11.17%          9.03%         16.08%         19.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  796,361     $  508,103     $  366,399     $  218,510     $  153,618
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.76%          0.78%          0.79%          0.84%          0.80%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            2.57%          3.03%          2.84%          2.94%          3.30%
Portfolio turnover rate (b)                        71%            54%            53%            55%           101%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Per share amounts have been calculated using the average share method.


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    13.27     $    12.37     $    13.52     $    10.44     $     9.26
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.06           0.15           0.08           0.00 (a)      (0.01)
Net realized and unrealized gain (loss)          5.17           0.90          (1.15)          3.08           1.19
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 5.23           1.05          (1.07)          3.08           1.18
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.06)         (0.15)         (0.08)            --             --
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    18.44     $    13.27     $    12.37     $    13.52     $    10.44
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                39.44%          8.53%         (7.92)%        29.50%         12.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   56,058     $   45,635     $   55,543     $   88,431     $   60,433
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.87%          0.87%          0.82%          0.87%          0.85%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.35%          1.03%          0.47%          0.01%         (0.08)%
Portfolio turnover rate (c)                       350%           304%           202%           266%           235%

(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived or expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 62                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index(SM) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders(SM) Index Fund - (NYSE Arca
         ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index(SM) Fund - (NYSE Arca ticker "FDN") First Trust Capital Strength ETF(1) - (The NASDAQ(R) Stock Market, LLC
         ("NASDAQ") ticker "FTCS")(2)
      First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker
         "FVI")
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
         "FVL")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

(1) Formerly First Trust Strategic Value Index Fund.

(2) Formerly NYSE Arca ticker "FDV."

FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders(SM) Index Fund         Morningstar(R) Dividend Leaders(SM) Index
First Trust US IPO Index Fund                                   IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(TM) (3)
First Trust Value Line(R) Equity Allocation Index Fund          Value Line(R) Equity Allocation Index(TM)
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line(R) 100 Index(TM)

(3) Effective June 3, 2013, the Fund's underlying index was changed from Credit Suisse U.S. Value Index, Powered by HOLT(TM).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined at that time. Domestic securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

      principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and the asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2013, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. Offsetting on the Statements of Assets and Liabilities

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement , the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2013, only FPX, FBT and FDN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. Dividends and Distribution to Shareholders

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended December 31, 2013 was as follows:

                                                                    Distributions       Distributions       Distributions
                                                                        paid                paid                paid
                                                                    from Ordinary       from Capital         from Return
                                                                       Income               Gains            of Capital
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $   986,641         $        --         $        --
First Trust Morningstar Dividend Leaders(SM) Index Fund               22,580,041                  --                  --
First Trust US IPO Index Fund                                            957,120                  --                  --
First Trust NYSE Arca Biotechnology Index Fund                                --                  --                  --
First Trust Dow Jones Internet Index(SM) Fund                                 --                  --                  --
First Trust Capital Strength ETF                                         684,781                  --                  --
First Trust Value Line(R) Equity Allocation Index Fund                    43,260                  --                  --
First Trust Value Line(R) Dividend Index Fund                         16,843,619                  --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                       179,357                  --                  --

The tax character of distributions paid by each Fund during the year ended December 31, 2012 was as follows:

                                                                    Distributions       Distributions       Distributions
                                                                        paid                paid                paid
                                                                    from Ordinary       from Capital         from Return
                                                                       Income               Gains            of Capital
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $   763,985         $        --         $        --
First Trust Morningstar Dividend Leaders(SM) Index Fund               21,586,886                  --                  --
First Trust US IPO Index Fund                                            267,146                  --                  --
First Trust NYSE Arca Biotechnology Index Fund                                --                  --                  --
First Trust Dow Jones Internet Index(SM) Fund                                 --                  --                  --
First Trust Capital Strength ETF                                         591,636                  --                  --
First Trust Value Line(R) Equity Allocation Index Fund                    97,326                  --                  --
First Trust Value Line(R) Dividend Index Fund                         13,920,854                  --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                       559,524                  --                  --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                    Undistributed        Capital and       Net Unrealized
                                                                      Ordinary              Other           Appreciation
                                                                       Income            Gain (Loss)       (Depreciation)
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $        --        $(24,396,167)        $ 15,101,451
First Trust Morningstar Dividend Leaders(SM) Index Fund                       --         (39,074,976)          54,412,996
First Trust US IPO Index Fund                                                 --          (6,950,816)          48,680,165
First Trust NYSE Arca Biotechnology Index Fund                                --         (72,817,700)         179,160,589
First Trust Dow Jones Internet Index(SM) Fund                                 --         (26,299,453)         410,959,394
First Trust Capital Strength ETF                                          13,050         (24,294,953)           6,040,734
First Trust Value Line(R) Equity Allocation Index Fund                        --          (5,435,056)             785,534
First Trust Value Line(R) Dividend Index Fund                            300,846         (42,844,975)         103,097,728
First Trust Value Line(R) 100 Exchange-Traded Fund                            --         (90,050,408)           3,242,415

F. Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of December 31, 2013, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                              Loss         Loss         Loss         Loss         Loss         Post-        Total
                                            Available    Available    Available    Available    Available   Enactment -    Capital
                                             Through      Through      Through      Through      Through        No          Loss
                                              2014         2015         2016         2017         2018      Expiration    Available
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
First Trust Dow Jones Select MicroCap
     Index(SM) Fund                        $ 1,604,481  $   910,503  $   902,807  $ 3,227,616  $ 5,096,533  $12,654,227  $24,396,167
First Trust Morningstar Dividend
     Leaders(SM) Index Fund                    202,279      198,670   14,962,284   16,831,977      473,435    6,406,331   39,074,976
First Trust US IPO Index Fund                  303,759      740,683    2,682,788    1,127,563       65,058    2,030,965    6,950,816
First Trust NYSE Arca Biotechnology
     Index Fund                                     --           --    2,061,136    5,787,577    1,039,054   63,929,933   72,817,700
First Trust Dow Jones Internet Index(SM)
     Fund                                           --           --    6,295,170    1,163,966           --   18,840,317   26,299,453
First Trust Capital Strength ETF                    --      189,266   11,401,861   11,336,270    1,367,556           --   24,294,953
First Trust Value Line(R) Equity
     Allocation Index Fund                          --    1,392,919    1,168,041    2,421,122           --      452,974    5,435,056
First Trust Value Line(R) Dividend Index
     Fund                                           --      904,989   21,855,796   19,646,203      437,987           --   42,844,975
First Trust Value Line(R) 100
     Exchange-Traded Fund                           --    1,905,072   47,805,834   29,477,928           --   10,861,574   90,050,408

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

During the taxable year ended December 31, 2013, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                Pre-Enactment Capital Loss      Post- Enactment Capital
                                                                  Carryforward Utilized        Loss Carryforward Utilized
                                                                --------------------------     --------------------------
First Trust Dow Jones Internet Index Fund                              $       --                      $4,701,656
First Trust Capital Strength ETF                                          687,502                         846,086
First Trust Value Line(R) Equity Allocation Index Fund                         --                         699,054
First Trust Value Line(R) Dividend Index Fund                           3,583,030                       1,215,368
First Trust Value Line(R) 100 Exchange-Traded Fund                             --                       6,536,026

During the taxable year ended December 31, 2013, the following Fund capital loss carryforward expired in the following amount:

                                                                Capital Loss Carryforward
                                                                         Expired
                                                                --------------------------
First Trust Morningstar Dividend Leaders(SM) Index Fund                  $ 52,755

In order to present paid-in capital, accumulated net investment income (loss), and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year or period ended December 31, 2013, the adjustments for each Fund were as follows:

                                                                   Accumulated           Accumulated Net
                                                                 Net Investment       Realized Gain (Loss)          Paid-in
                                                                  Income (Loss)          on Investments             Capital
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 $   140,738        $ (20,958,430)       $ 20,817,692
First Trust Morningstar Dividend Leaders(SM) Index Fund                   40,721          (62,698,810)         62,658,089
First Trust US IPO Index Fund                                             89,170             (809,473)            720,303
First Trust NYSE Arca Biotechnology Index Fund                         1,398,537          (25,337,644)         23,939,107
First Trust Dow Jones Internet Index(SM) Fund                          3,407,246         (130,974,812)        127,567,566
First Trust Capital Strength ETF                                            (983)          (5,824,505)          5,825,488
First Trust Value Line(R) Equity Allocation Index Fund                     2,561               (3,515)                954
First Trust Value Line(R) Dividend Index Fund                           (167,722)         (56,870,725)         57,038,447
First Trust Value Line(R) 100 Exchange-Traded Fund                         6,829           (7,877,049)          7,870,220


G. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund. First Trust Advisors L.P. ("First Trust" or the "Advisor") has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                            LICENSOR
First Trust Dow Jones Select MicroCap Index(SM) Fund            Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders(SM) Index Fund         Morningstar, Inc.
First Trust US IPO Index Fund                                   IPOX Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Euronext
First Trust Dow Jones Internet Index(SM) Fund                   Dow Jones & Company, Inc.
First Trust Capital Strength ETF                                The NASDAQ OMX Group, Inc. (4)
First Trust Value Line(R) Equity Allocation Index Fund          Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund                   Value Line Publishing, Inc.(R)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line Publishing, Inc.(R)

(4) Prior to June 3, 2013, the Capital Strength ETF's index provider was Credit Suisse Securities (USA) LLC and Credit Suisse Group AG.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 0.50%
First Trust Morningstar Dividend Leaders(SM) Index Fund              0.30%
First Trust US IPO Index Fund                                        0.40%
First Trust NYSE Arca Biotechnology Index Fund                       0.40%
First Trust Dow Jones Internet Index(SM) Fund                        0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Value Line(R) Equity Allocation Index Fund               0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.50%

The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2014.

                                                                  Expense Cap
                                                                ----------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                 0.60%
First Trust Morningstar Dividend Leaders(SM) Index Fund              0.45%
First Trust US IPO Index Fund                                        0.60%
First Trust NYSE Arca Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index(SM) Fund                        0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Value Line(R) Equity Allocation Index Fund               0.70%
First Trust Value Line(R) Dividend Index Fund                        0.70%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The advisory fee waivers and expense reimbursements for the year ended December 31, 2013 and the fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                                         Fees Waived or Expenses Borne
                                                                                         by Advisor Subject to Recovery
                                                                            --------------------------------------------------------
                                                 Advisory                       Year          Year           Year
                                                    Fee         Expense        Ended         Ended          Ended
                                                  Waivers    Reimbursement   12/31/2011    12/31/2012     12/31/2013       Total
                                                ----------   -------------  ------------  ------------   ------------   ------------
First Trust Dow Jones Select MicroCap
     Index(SM) Fund                             $  115,749     $       --     $ 117,235     $  79,603      $ 115,749      $ 312,587
First Trust Morningstar Dividend Leaders(SM)
     Index Fund                                    269,543             --       226,674       322,632        269,543        818,849
First Trust US IPO Index Fund                       70,526             --        73,773        76,150         70,526        220,449
First Trust NYSE Arca Biotechnology Index Fund          --             --        43,660        32,040             --         75,700
First Trust Dow Jones Internet Index(SM) Fund           --             --            --            --             --             --
First Trust Capital Strength ETF                    49,536             --        61,430        59,498         49,536        170,464
First Trust Value Line(R) Equity Allocation
     Index Fund                                     22,652         36,694        47,073        59,245         59,346        165,664
First Trust Value Line(R) Dividend Index Fund      391,960             --       249,861       350,127        391,960        991,948
First Trust Value Line(R) 100 Exchange Traded
     Fund                                           81,246             --        99,646        88,774         81,246        269,666

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Funds' securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Funds. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman served two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                      Purchases                Sales
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                $  67,772,334          $  68,136,750
First Trust Morningstar Dividend Leaders(SM) Index Fund               216,516,627            213,395,377
First Trust US IPO Index Fund                                          39,317,848             38,814,433
First Trust NYSE Arca Biotechnology Index Fund                        261,507,117            272,246,755
First Trust Dow Jones Internet Index(SM) Fund                         201,258,329            203,119,906
First Trust Capital Strength ETF                                       68,342,071             68,191,733
First Trust Value Line(R) Equity Allocation Index Fund                  8,372,620              8,371,745
First Trust Value Line(R) Dividend Index Fund                         472,658,009            471,593,522
First Trust Value Line(R) 100 Exchange-Traded Fund                    171,271,545            171,316,805

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

For the year ended December 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                      Purchases                Sales
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index(SM) Fund               $  123,497,216          $ 105,433,577
First Trust Morningstar Dividend Leaders(SM) Index Fund               403,948,899            363,113,657
First Trust US IPO Index Fund                                         281,620,573              2,123,853
First Trust NYSE Arca Biotechnology Index Fund                        608,548,981             85,851,485
First Trust Dow Jones Internet Index(SM) Fund                       1,165,035,936            313,269,910
First Trust Capital Strength ETF                                       67,282,877             46,364,897
First Trust Value Line(R) Equity Allocation Index Fund                         --                     --
First Trust Value Line(R) Dividend Index Fund                         498,931,312            342,980,943
First Trust Value Line(R) 100 Exchange-Traded Fund                     54,658,579             60,473,899


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             Number of Securities               Creation
              in a Creation Unit             Transaction Fee
            ----------------------          -----------------
                      1-100                      $  500
                    101-200                      $1,000
                    201-300                      $1,500
                    301-400                      $2,000
                    401-500                      $2,500
                    501-600                      $3,000
                    601-700                      $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             Number of Securities              Redemption
              in a Creation Unit             Transaction Fee
            ----------------------          -----------------
                      1-100                      $  500
                    101-200                      $1,000
                    201-300                      $1,500
                    301-400                      $2,000
                    401-500                      $2,500
                    501-600                      $3,000
                    601-700                      $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 31, 2014.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Exchange-Traded Fund:

We have audited the accompanying statements of assets and liabilities of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar Dividend Leaders(SM) Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust Capital Strength ETF (formerly known as First Trust Strategic Value Index
Fund), First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, and First Trust Value Line(R) 100 Exchange-Traded Fund, each a series of the First Trust Exchange-Traded Fund (the "Fund"), including the portfolios of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 26, 2014

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2013, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                         ------------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                100.00%
First Trust Morningstar Dividend Leaders(SM) Index Fund                             100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                           --
First Trust Dow Jones Internet Index(SM) Fund                                            --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Equity Allocation Index Fund                              100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%


For the taxable year ended December 31, 2013, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                            Qualified Dividend Income
                                                                         ------------------------------
First Trust Dow Jones Select MicroCap Index(SM) Fund                                100.00%
First Trust Morningstar Dividend Leaders(SM) Index Fund                             100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                           --
First Trust Dow Jones Internet Index(SM) Fund                                            --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Equity Allocation Index Fund                              100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS -- THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds. With the exception of First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invests in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index(SM) Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Dow Jones Internet Index(SM) Fund invests in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

The First Trust NYSE Arca Biotechnology Index Fund and First Trust Capital Strength ETF invest in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Index Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Value Line(R) Equity Allocation Index Fund and First Trust Dow Jones Select Micro Cap Index(SM) Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust Dow Jones Internet Index(SM) Fund invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange Traded Fund and First Trust Dow Jones Internet Index(SM) Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Morningstar Dividend Leaders(SM) Index Fund and First Trust Value Line(R) Dividend Index Fund invest in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The First Trust Dow Jones Internet Index(SM) Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

With the exception of First Trust Capital Strength ETF and First Trust Dow Jones Select MicroCap Index(SM) Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust Value Line(R) 100 Exchange-Traded Fund, involves risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, -without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST     DIRECTORSHIPS
    NAME, ADDRESS,                   TERM OF OFFICE                                              FUND COMPLEX      HELD BY TRUSTEE
   DATE OF BIRTH AND                       AND                  PRINCIPAL OCCUPATIONS             OVERSEEN BY        DURING PAST
POSITION WITH THE TRUST             LENGTH OF SERVICE            DURING PAST 5 YEARS                TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee       o Indefinite Term     Physician; President, Wheaton Orthopedics;   105         None
c/o First Trust Advisors L.P.                            Limited Partner, Gundersen Real Estate
120 East Liberty Drive,            o Since Inception     Limited Partnership; Member, Sportsmed
  Suite 400                                              LLC
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee          o Indefinite Term     President (March 2010 to Present), Senior    105         Director of ADM
c/o First Trust Advisors L.P.                            Vice President and Chief Financial Officer               Investor Services,
120 East Liberty Drive,            o Since Inception     (May 2007 to March 2010), ADM Investor                   Inc. and ADM
  Suite 400                                              Services, Inc. (Futures Commission                       Investor Services
Wheaton, IL 60187                                        Merchant)
International
D.O.B.: 11/57


Robert F. Keith, Trustee           o Indefinite Term     President (2003 to Present), Hibs            105         Director of Trust
c/o First Trust Advisors L.P.                            Enterprises (Financial and Management                    Company of
120 East Liberty Drive,            o Since Inception     Consulting)                                              Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee           o Indefinite Term     President and Chief Executive Officer (June  105         Director of
c/o First Trust Advisors L.P.                            2012 to Present), Dew Learning LLC                       Covenant
120 East Liberty Drive,            o Since Inception     (Educational Products and Services);                     Transport Inc.
  Suite 400                                              President (June 2002 to June 2012), Covenant
Wheaton, IL 60187                                        College
D.O.B.: 03/54
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,        o Indefinite Term     Chief Executive Officer (December 2010 to    105         None
Chairman of the Board                                    Present), President (until December 2010),
120 East Liberty Drive,            o Since Inception     First Trust Advisors L.P. and First Trust
  Suite 400                                              Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                        Directors, BondWave LLC (Software
D.O.B.: 09/55                                            Development Company/Investment Advisor
                                                         and Stonebridge Advisors LLC (Investment
                                                         Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

                                  POSITION AND          TERM OF OFFICE
     NAME, ADDRESS                   OFFICES             AND LENGTH OF                   PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH               WITH TRUST               SERVICE                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley          President and Chief       o Indefinite Term          Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,    Executive Officer                                    and Chief Financial Officer, First Trust Advisors
   Suite 400                                       o Since Inception          L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                             Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                 Company/Investment Advisor) and Stonebridge
                                                                              Advisors LLC (Investment Advisor)

James M. Dykas           Treasurer, Chief          o Indefinite Term          Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,    Financial Officer and                                President (April 2007 to January 2011), First Trust
   Suite 400             Chief Accounting Officer  o Since Inception          Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine         Secretary and Chief       o Indefinite Term          General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,    Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                       o Since Inception          BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                             Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                 Advisors LLC (Investment Advisor)

Daniel J. Lindquist      Vice President            o Indefinite Term          Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                         Vice President (September 2005 to July 2012),
   Suite 400                                       o Since Inception          First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                             L.P.
D.O.B.: 02/70

Kristi A. Maher          Chief Compliance Officer  o Indefinite Term          Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,    and Assistant Secretary                              L.P. and First Trust Portfolios L.P.
   Suite 400                                       o Chief Compliance Officer
Wheaton, IL 60187                                    since January 2011
D.O.B.: 12/66
                                                   o Assistant Secretary
                                                     since Inception

Roger F. Testin          Vice President            o Indefinite Term          Senior Vice President, First Trust Advisors L.P.
120 E. Liberty Drive,                                                         and First Trust Portfolios L.P.
   Suite 400                                       o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland              Vice President            o Indefinite Term          Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                         Vice President (August 2005 to September 2012),
   Suite 400                                       o Since Inception          First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                             L.P.
D.O.B.: 11/70

-------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund
Book 2

First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN) First Trust S&P REIT Index Fund (FRI)
First Trust ISE Water Index Fund (FIW)
First Trust ISE-Revere Natural Gas Index Fund (FCG)
First Trust ISE Chindia Index Fund (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)
First Trust CBOE S&P 500 VIX Tail Hedge Fund (VIXH)

Annual Report
December 31, 2013

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (QQEW)...............  4
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund (QTEC)............  6
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (QQXT).........  8
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 10
   First Trust S&P REIT Index Fund (FRI)..................................... 12
   First Trust ISE Water Index Fund (FIW).................................... 14
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 16
   First Trust ISE Chindia Index Fund (FNI).................................. 18
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 20
   First Trust CBOE S&P 500 VIX Tail Hedge Fund (VIXH)....................... 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
   First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (QQEW)............... 27
   First Trust NASDAQ-100-Technology Sector Index(SM) Fund (QTEC)............ 30
   First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (QQXT)......... 31
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 33
   First Trust S&P REIT Index Fund (FRI)..................................... 35
   First Trust ISE Water Index Fund (FIW).................................... 37
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 38
   First Trust ISE Chindia Index Fund (FNI).................................. 40
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 42
   First Trust CBOE S&P 500 VIX Tail Hedge Fund (VIXH)....................... 44
Statements of Assets and Liabilities......................................... 51
Statements of Operations..................................................... 54
Statements of Changes in Net Assets.......................................... 58
Financial Highlights......................................................... 62
Notes to Financial Statements................................................ 67
Report of Independent Registered Public Accounting Firm...................... 78
Additional Information ...................................................... 79
Board of Trustees and Officers............................................... 83
Privacy Policy............................................................... 85

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2013


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment, including a market overview and performance analysis for the period. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the twelve months covered by this report saw challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 32.39% during the twelve months ended December 31, 2013. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,
/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

Various surveys of leading economists have shown that expectations for U.S. GDP growth in 2014 target a growth rate of around 2.8%, up from 2.1% over the past four quarters through Q3'13. As of the close of 2013, the U.S. economic recovery turned 54 months old, or 4.5 years. Over the past 4.5 years, we have been steadfast in our message to investors that the recovery is not only real, but worth taking a stake in via common stocks. Three major U.S. stock indices (S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index) all closed 2013 at or near record highs. From March 9, 2009 (market bottom) through December 31, 2013, the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index posted cumulative total returns of 202.78%, 256.52% and 288.11%, respectively. With small-capitalization stocks outperforming both mid- and large capitalization stocks, it would appear that the traditional risk/reward relationship is in proper working order. We believe that should be construed as a positive to any investor who lost confidence in the markets following the financial crisis in 2008.

One of the biggest disappointments in this recovery to date is that too many people are still out of work in the U.S.: U.S. payrolls currently stand about
1.5 million below where they were in 2008, according to Bloomberg. If the labor situation improves in 2014, there is a potential silver lining. Why is this so? More workers should lead to greater consumption, in our opinion. Another potential boost to consumption could come from consumer durable goods. Americans have been holding onto their consumer durable goods (which typically last at least three years) longer than at any point in the last 50 years, according to MSN.com. This suggests there could be pent-up demand for these goods. The average age of such items as furniture, appliances and jewelry is more than five years old, the highest since at least 1962, according to the Bureau of Economic Analysis.

U.S. STOCKS AND BONDS

For the second calendar year in a row, all of the major U.S. stock indices posted double-digit total returns. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 32.39%, 33.50%, and 41.31%, respectively in 2013, according to Bloomberg. All 10 major sectors in the S&P 500 Index posted double-digit total returns as well in 2013. The gains ranged from 11.47% for the S&P 500 Telecommunication Services Index to 43.08% for the S&P 500 Consumer Discretionary Index. Volatility eased further in 2013. The VIX Index averaged 14.25%, well below 2012's average of 17.82%, and significantly below its 10-year average of 20.17%. The 2014 estimated earnings growth rates for the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were 13.31%, 22.57% and 34.92%, respectively, as of January 9, 2014, according to Standard & Poor's.

The S&P 500 Index has not experienced a 10% correction in 819 days, as of December 31, 2013, and even though we witnessed one in 2011, the market eventually rebounded and moved on to set new all-time highs. Investors leery of committing capital to the stock market at current levels should know, however, that the longest stretch without a 10% correction was 2,553 days (October 11, 1990 - October 7, 1997), according to Bespoke Investment Group. This means that, while always a possibility, a correction is not imminent, in our opinion.

In the U.S. bond market, the top-performing major debt group in 2013 was high-yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of 7.44%. The next closest domestic category was intermediate investment-grade corporate bonds, up just 0.08%, as measured by the Barclays Intermediate Corporate Index. The Barclays Municipal Bond: Long Bond (22+ Yr) Index posted the weakest total return, down 6.01%. The 127 basis point rise in the yield on the benchmark 10-year Treasury note in 2013 induced some selling pressure in bond mutual funds. TrimTabs Investment Research reported that investors liquidated a record $86 billion from U.S. bond mutual funds and ETFs in 2013, according to Barron's. It topped the previous record of $62 billion set in 1994.

FOREIGN STOCKS AND BONDS

Investors shied away from foreign debt securities in 2013. The Barclays Global Emerging Markets Index of debt securities fell 2.66% (USD), while the Barclays Global Aggregate Index of higher-quality debt declined by 2.60% (USD). Investors seemed just as disinterested in emerging markets equities. The MSCI Emerging Markets Index posted a total return of -2.60% (USD). On the other hand, investors were attracted to stocks from developed nations. The MSCI World Index (excluding the U.S.) posted a total return of 21.02% (USD). Over the past 12 months, the U.S. dollar rose just 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The dollar had little influence on returns for U.S. investors in 2013, in our opinion.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED Index(SM) FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on the NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                            TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year       5 Years        Inception     5 Years     Inception
                                                           Ended         Ended        (04/19/06)      Ended     (04/19/06)
                                                          12/31/13      12/31/13      to 12/31/13   12/31/13    to 12/31/13

FUND PERFORMANCE
NAV                                                        39.95%        24.76%          8.47%       202.31%       87.05%
Market Value                                               39.96%        24.79%          8.47%       202.63%       87.10%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)                        40.99%        25.56%          9.15%       212.02%       96.33%
S&P 500(R) Index                                           32.39%        17.94%          6.84%       128.19%       66.46%
NASDAQ-100 Index(R)                                        36.94%        25.56%         10.85%       212.13%      121.12%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 39.95% during the 12-month period covered by this report. During the same period, the benchmark NASDAQ-100 Index(R) generated a return of 36.94%. The Information Technology sector was the leading contributor to total return with an 18.0% contribution. The Fund's holdings from the sector returned 40.8% and comprised an average of 44.6% of the Fund's weight. The Health Care sector was the best performing sector in the Fund with a 50.2% return. Strong returns from the Biotech industry (+77.1%) helped drive the sector's performance. Most of the Fund's outperformance came from being significantly underweight in Apple, Inc. relative to the benchmark. The company had an average weight of 1.0% in the Fund versus 12.7% in benchmark. For the reporting period Apple Inc.'s performance of 8.1% was a lag relative to the Fund and benchmark.

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED Index(SM) FUND (QQEW) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       42.04%
Consumer Discretionary                       28.04
Health Care                                  13.95
Industrials                                   6.01
Consumer Staples                              5.89
Telecommunication Services                    3.05
Materials                                     1.02
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Cisco Systems, Inc.                           1.04%
NXP Semiconductors N.V.                       1.04
Illumina, Inc.                                1.03
Intuitive Surgical, Inc.                      1.03
VimpelCom Ltd., ADR                           1.03
Charter Communications, Inc., Class A         1.03
Tesla Motors, Inc.                            1.03
Wynn Resorts Ltd.                             1.03
Symantec Corp.                                1.03
Mattel, Inc.                                  1.03
                                            -------
      Total                                  10.32%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2006 - DECEMBER 31, 2013

      First Trust NASDAQ-100 Equal   S&P 500(R)    NASDAQ-100 Equal   NASDAQ-100
        Weighted Index(SM) Fund        Index      Weighted Index(SM)   Index(R)
04/06           $10000                $10000           $10000          $10000
12/06            10060                 10975            10097           10168
06/07            11050                 11739            11117           11217
12/07            11040                 11579            11142           12124
06/08             9673                 10199             9785           10708
12/08             6187                  7295             6292            7084
06/09             7653                  7526             7803            8671
12/09             9871                  9225            10100           10954
06/10             9314                  8612             9561           10278
12/10            11968                 10616            12321           13161
06/11            12867                 11254            13288           13849
12/11            11636                 10839            12063           13645
06/12            12704                 11868            13203           15750
12/12            13365                 12574            13927           16145
06/13            15450                 14312            16172           17774
12/13            18704                 16646            19636           22109

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09       144            0             0           0
01/01/10 - 12/31/10       155            1             0           0
01/01/11 - 12/31/11       151            0             0           0
01/01/12 - 12/31/12       157            0             0           0
01/01/13 - 12/31/13       203            0             0           0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09      104             3             1           0
01/01/10 - 12/31/10       95             1             0           0
01/01/11 - 12/31/11      101             0             0           0
01/01/12 - 12/31/12       92             1             0           0
01/01/13 - 12/31/13       49             0             0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR Index(SM) FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R), includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year       5 Years        Inception    5 Years      Inception
                                                           Ended         Ended         (4/19/06)     Ended       (4/19/06)
                                                          12/31/13      12/31/13      to 12/31/13   12/31/13    to 12/31/13

FUND PERFORMANCE
NAV                                                       38.12%        25.26%        8.05%         208.40%      81.50%
Market Value                                              38.26%        25.56%        8.06%         212.11%      81.65%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)                    39.01%        26.07%        8.73%         218.42%      90.50%
S&P 500 Information Technology Index                      28.43%        21.90%        8.18%         169.13%      83.24%
S&P 500(R) Index                                          32.39%        17.94%        6.84%         128.19%      66.46%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 38.12% during the 12-month period covered by this report. During the same period, the S&P 500 Information Technology Index generated a return of 28.43%. The Semiconductor industry led all the industries in the Fund with a 13.5% contribution to the Fund's return. The Fund's holdings in the industry comprised 32.5% of the Fund's average weight and returned 41.2% during the reporting period. Micron Technology, Inc. gave the industry's performance a boost as the company returned 243.1% during the reporting period. The Internet Software & Services industry was the best-performing industry in the Fund with a 58.2% return. Facebook, Inc. was the Fund's top-performing holding in the industry with a 105.3% return. The Fund's outperformance of the benchmark was caused by the Fund being underweight Apple, Inc. and overweight the Semiconductor industry. The Fund held Apple, Inc., at an average weight of 2.3% versus 16.7% in benchmark. For the reporting period the company's performance of 8.1% was a lag relative to the Fund and benchmark. The Semiconductor industry had solid performance and the Fund was overweight the industry relative to the benchmark (32.5% vs. 11.2% average weight).

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR Index(SM) FUND (QTEC) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       92.62%
Health Care                                   4.92
Consumer Discretionary                        2.46
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Cisco Systems, Inc.                           2.60%
NXP Semiconductors N.V.                       2.58
Symantec Corp.                                2.57
Equinix, Inc.                                 2.55
Broadcom Corp., Class A                       2.54
Check Point Software Technologies Ltd.        2.54
Intel Corp.                                   2.54
Altera Corp.                                  2.53
F5 Networks, Inc.                             2.53
Applied Materials, Inc.                       2.52
                                            -------
      Total                                  25.50%
                                            =======


                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 19, 2006 - DECEMBER 31, 2013

           First Trust
      NASDAQ-100 Technology   NASDAQ-100-Technology   S&P 500 Information   S&P 500(R)
      Sector Index(SM) Fund     Sector Index(SM)       Technology Index       Index
04/06        $10000                  $10000                 $10000           $10000
12/06          9985                   10020                  10296            10975
06/07         10925                   10989                  11256            11739
12/07         10750                   10847                  11975            11579
06/08          9755                    9872                  10409            10199
12/08          5885                    5983                   6809             7295
06/09          7890                    8048                   8502             7526
12/09         10587                   10838                  11011             9224
06/10          9782                   10041                   9847             8611
12/10         12907                   13293                  12133            10615
06/11         13006                   13435                  12383            11253
12/11         12165                   12606                  12426            10839
06/12         12720                   13222                  14084            11868
12/12         13141                   13702                  14269            12574
06/13         14681                   15357                  15175            14312
12/13         18150                   19047                  18325            16646

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09      151            4             0           0
01/01/10 - 12/31/10      188            0             0           0
01/01/11 - 12/31/11      161            0             0           0
01/01/12 - 12/31/12      132            0             0           0
01/01/13 - 12/31/13      170            0             0           0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09      94             3             0           0
01/01/10 - 12/31/10      63             1             0           0
01/01/11 - 12/31/11      91             0             0           0
01/01/12 - 12/31/12     117             1             0           0
01/01/13 - 12/31/13      81             1             0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR Index(SM) FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 15, 2007.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years        Inception      5 Years     Inception
                                                           Ended        Ended         (2/8/07)        Ended      (2/8/07)
                                                          12/31/13     12/31/13      to 12/31/13    12/31/13    to 12/31/13

FUND PERFORMANCE
NAV                                                        41.24%       24.37%         8.85%        197.58%      79.42%
Market Value                                               41.07%       24.56%         8.85%        199.82%      79.43%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)                        42.30%       25.16%         9.54%        207.17%      87.45%
Russell 1000(R) Index                                      33.11%       18.59%         6.11%        134.54%      50.49%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 41.24% during the 12-month period covered by this report. During the same period, the benchmark Russell 1000(R) Index generated a return of 33.11%. The Consumer Discretionary sector was the top-contributing sector in the Fund with a 19.7% contribution. The sector was the heaviest-weighted in the Fund with a 41.6% average weight and one of the best-performing with a return of 48.6% for the reporting period. Within the sector, the Fund's holdings were concentrated in the Media and Internet & Catalog Retail industries, which had returns of 50.0% and 58.2%, respectively. The Health Care sector was the best-performing sector in the Fund with a 55.2% return. The sector had an average weight in the Fund of 23.5% and contributed 12.7% to the Fund's return. Biotechnology stocks helped fuel the Health Care sector's returns as the Fund's holdings in the industry returned 77.2% and contributed 9.0% to the Fund's return. The Consumer Discretionary and Health Care sectors also were the primary causes of the Fund outperforming its benchmark. In both sectors the Fund holdings outperformed the benchmark's constituents and the Fund was overweight both sectors relative to the benchmark.

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR Index(SM) FUND (QQXT) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR (1)                            LONG-TERM INVESTMENTS
Consumer Discretionary                       45.13%
Health Care                                  19.99
Industrials                                  10.02
Consumer Staples                              9.82
Information Technology                        8.25
Telecommunication Services                    5.09
Materials                                     1.70
                                            -------
     Total                                  100.00%
                                            =======
-------------------
(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Illumina, Inc.                                1.73%
Intuitive Surgical, Inc.                      1.72
VimpelCom Ltd., ADR                           1.72
Charter Communications, Inc., Class A         1.72
Tesla Motors, Inc.                            1.72
Wynn Resorts Ltd.                             1.71
Mattel, Inc.                                  1.71
DIRECTV                                       1.71
Liberty Interactive Corp., Class A            1.71
Fastenal Co.                                  1.70
                                            -------
     Total                                   17.15%
                                            =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      FEBRUARY 8, 2007 - DECEMBER 31, 2013

      First Trust NASDAQ-100 Ex-Technology   NASDAQ-100 Ex-Tech  Russell 1000(R)
             Sector Index(SM) Fund            Sector Index(SM)        Index
02/07               $10000                        $10000             $10000
12/07                10595                         10653              10282
06/08                 9057                          9126               9131
12/08                 6029                          6102               6417
06/09                 7060                          7165               6694
12/09                 8848                          9009               8241
06/10                 8454                          8633               7714
12/10                10674                         10935               9568
06/11                11961                         12294              10177
12/11                10558                         10894               9711
06/12                11906                         12317              10622
12/12                12703                         13172              11306
06/13                15089                         15721              12879
12/13                17942                         18744              15050

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09       137            1             3           1
01/01/10 - 12/31/10       156            0             0           0
01/01/11 - 12/31/11       159            0             0           0
01/01/12 - 12/31/12       127            1             0           0
01/01/13 - 12/31/13       145           13             0           0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%   >=2.00%
01/01/09 - 12/31/09      109             1             0           0
01/01/10 - 12/31/10       94             2             0           0
01/01/11 - 12/31/11       93             0             0           0
01/01/12 - 12/31/12      111            11             0           0
01/01/13 - 12/31/13       82            12             0           0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 14, 2007.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years       Inception      5 Years      Inception
                                                            Ended       Ended        (2/8/07)        Ended       (2/8/07)
                                                          12/31/13     12/31/13     to 12/31/13    12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                        89.79%       10.25%        -1.34%        62.86%        -8.88%
Market Value                                               90.80%       10.29%        -1.34%        63.17%        -8.87%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index                 89.34%       10.45%        -1.00%        64.37%        -6.72%
Russell 2000(R) Index                                      38.82%       20.08%         6.75%       149.69%        56.87%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 89.79% during the 12-month period covered by this report. During the same period, the benchmark Russell 2000(R) Index generated a return of 38.82%. Tesla Motors, Inc. was the largest individual contributor to total return. The company had an average weight in the Fund of 9.5% and returned 344.1% resulting in a 26.1% contribution to the Fund's return. The electric vehicle company posted its first profit much earlier than analysts expected. An increase in solar panel demand, particularly in Japan and China, helped a much depressed solar industry rebound sharply during the reporting period. Canadian Solar, Inc. (+777.1%), SunPower Corp. (+430.4%), and SunEdison, Inc. (+306.5%) were the three best-performing solar companies in the Fund. Together the companies combined to contribute 17.9% to the Fund's return.

-------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)

--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECTOR                             LONG-TERM INVESTMENTS
Information Technology                     68.52%
Industrials                                11.58
Consumer Discretionary                      9.04
Utilities                                   6.48
Energy                                      3.20
Materials                                   0.85
Financials                                  0.33
                                          -------
     Total                                100.00%
                                          =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Tesla Motors, Inc.                          9.04%
Cree, Inc.                                  8.58
Linear Technology Corp.                     8.19
First Solar, Inc.                           6.99
ITC Holdings Corp.                          6.48
ON Semiconductor Corp.                      4.45
SolarCity Corp.                             4.16
SunEdison, Inc.                             3.93
Hexcel Corp.                                3.89
SunPower Corp.                              3.76
                                          -------
     Total                                 59.47%
                                          =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      FEBRUARY 8, 2007 - DECEMBER 31, 2013

         First Trust NASDAQ(R)
             Clean Edge(R)         NASDAQ(R) Clean Edge(R)     Russell 2000(R)
        Green Energy Index Fund    Green Energy Index Fund          Index
 02/07          $10000                    $10000                   $10000
 12/07           15430                     15522                     9489
 06/08           12350                     12472                     8599
 12/08            5595                      5675                     6283
 06/09            6920                      7038                     6449
 12/09            8045                      8213                     7990
 06/10            6665                      6824                     7834
 12/10            8210                      8434                    10136
 06/11            7640                      7879                    10765
 12/11            4825                      4992                     9713
 06/12            4670                      4822                    10542
 12/12            4801                      4927                    11301
 06/13            7177                      7346                    13093
 12/13            9111                      9329                    15688

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09      92              4              0            0
01/01/10 - 12/31/10      79              0              0            0
01/01/11 - 12/31/11     125              5              0            0
01/01/12 - 12/31/12      37              6              1            0
01/01/13 - 12/31/13     168              5              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09     152              3              1            0
01/01/10 - 12/31/10     173              0              0            0
01/01/11 - 12/31/11     116              6              0            0
01/01/12 - 12/31/12     153             52              1            0
01/01/13 - 12/31/13      75              4              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years      Inception      5 Years       Inception
                                                            Ended       Ended       (5/8/07)        Ended        (5/8/07)
                                                          12/31/13     12/31/13    to 12/31/13     12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                         1.82%       16.09%        0.64%        110.85%         4.31%
Market Value                                                1.82%       16.21%        0.64%        111.97%         4.32%

INDEX PERFORMANCE
S&P United States REIT Index*                               2.40%       16.71%         N/A         116.51%          N/A
FTSE EPRA/NAREIT North America Index                        1.27%       17.10%        1.06%        120.17%         7.27%
Russell 3000(R) Index                                      33.55%       18.71%        5.73%        135.71%        44.88%

---------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 1.82% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index generated a return of 33.55%. Despite strong returns in the equity markets, the reporting period was a tough time for REITs in general. Many REIT classes exhibited a negative correlation to the 10-year US Treasury yield, which rose during the reporting period. Specialized REITs led all other classes of REITs in the Fund in contribution to the Fund's return with a 1.4% contribution. The class comprised 29.8% of the Fund's average weight and returned 5.0%. Residential REITs were the worst-performing class in the Fund with a -5.3% return. In total the class's average weight in the Fund was 16.1% and contributed -0.7% to the Fund's return.

-------------------
Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

--------------------------------------------------------
PORTFOLIO REIT CLASS ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
REIT CLASS                         LONG-TERM INVESTMENTS
Specialized                                29.10%
Retail                                     27.09
Residential                                15.41
Office                                     13.48
Diversified                                 9.75
Industrial                                  5.17
                                          -------
     Total                                100.00%
                                          =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Simon Property Group, Inc.                  9.33%
Public Storage                              4.30
Prologis, Inc.                              3.64
Equity Residential                          3.44
Ventas, Inc.                                3.33
HCP, Inc.                                   3.28
Health Care REIT, Inc.                      3.06
Vornado Realty Trust                        3.05
Boston Properties, Inc.                     3.03
Host Hotels & Resorts, Inc.                 2.91
                                          -------
    Total                                  39.37%
                                          =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - DECEMBER 31, 2013

            First Trust S&P        FTSE EPRA/NAREIT        Russell 3000(R)
            REIT Index Fund       North America Index           Index
05/07         $10000                  $10000                   $10000
12/07           8093                    8206                     9811
06/08           7739                    7843                     8728
12/08           4947                    4872                     6151
06/09           4319                    4381                     6405
12/09           6333                    6442                     7889
06/10           6679                    6772                     7412
12/10           8090                    8287                     9225
06/11           8899                    9163                     9811
12/11           8729                    8965                     9319
06/12          10007                   10276                    10188
12/12          10247                   10593                    10849
06/13          10871                   11091                    12374
12/13          10434                   10728                    14489

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09      136            16              1            0
01/01/10 - 12/31/10      185             0              0            0
01/01/11 - 12/31/11      149             1              0            0
01/01/12 - 12/31/12       37             6              1            0
01/01/13 - 12/31/13      130             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09       84            14              1            0
01/01/10 - 12/31/10       67             0              0            0
01/01/11 - 12/31/11      102             0              0            0
01/01/12 - 12/31/12      153            52              1            0
01/01/13 - 12/31/13      122             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW)

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years       Inception      5 Years      Inception
                                                            Ended       Ended        (5/8/07)        Ended        (5/8/07)
                                                          12/31/13     12/31/13     to 12/31/13    12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                        30.91%       17.63%         9.09%        125.24%        78.29%
Market Value                                               30.92%       17.74%         9.10%        126.29%        78.44%

INDEX PERFORMANCE
ISE Water Index(TM)                                        31.90%       18.50%         9.84%        133.70%        86.66%
Russell 3000(R) Index                                      33.55%       18.71%         5.73%        135.71%        44.88%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24)


PERFORMANCE REVIEW

The Fund generated a NAV return of 30.91% during the 12-month period covered by this report. During the same period, the benchmark Russell 3000(R) Index generated a return of 33.55%. The Fund's holdings were concentrated heavily in the Industrials sector. The Fund's holdings in the sector comprised an average of 63.3% of the Fund's weight, and returned 39.7% for the reporting period, resulting in a 24.5% contribution to the Fund's return. Within the sector the Machinery industry was the heaviest-weighted with an average weight in the Fund of 43.5%. The Fund's holdings in the industry returned 42.2% and contributed 17.9% to the Fund's return. Three of the Fund's top 5 best-contributing holdings were from the Machinery industry. Pentair Ltd., Watts Water Technologies, Inc., and Energy Recovery, Inc. contributed 2.2%, 1.6%, and 1.5% to the Fund's return, respectively. The Utilities sector was second heaviest-weighted sector in the Fund with an average weight of 22.5% and a return of 17.2%, which lagged the broader market. The overweight position in Utilities is what caused the Fund to lag its benchmark.

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW) (CONTINUED)

--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECTOR                             LONG-TERM INVESTMENTS
Industrials                               57.02%
Utilities                                 24.95
Materials                                  6.76
Information Technology                     5.19
Health Care                                4.89
Financials                                 1.19
                                         -------
     Total                               100.00%
                                         =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Pentair Ltd.                               4.18%
Cia de Saneamento Basico do Estado
   de Sao Paulo, ADR                       4.17
Rexnord Corp.                              4.10
Lindsay Corp.                              4.05
Watts Water Technologies, Inc.,Class A     4.00
California Water Service Group             3.98
Badger Meter, Inc.                         3.93
American Water Works Co., Inc.             3.90
Aqua America, Inc.                         3.86
Xylem, Inc.                                3.86
                                         -------
     Total                                40.03%
                                         =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - DECEMBER 31, 2013

         First Trust ISE Water      ISE Water      Russell 3000(R)
              Index Fund            Index(TM)           Index
05/07          $10000               $10000            $10000
12/07           11212                11260              9811
06/08           10992                11056              8728
12/08            7915                 7987              6151
06/09            8168                 8276              6405
12/09            9522                 9681              7889
06/10            8989                 9168              7412
12/10           11378                11653              9225
06/11           11910                12243              9811
12/11           10738                11076              9319
06/12           11803                12225             10188
12/12           13619                14153             10849
06/13           14585                15220             12374
12/13           17830                18667             14489


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%   0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09      103            4               0             0
01/01/10 - 12/31/10      146            0               0             0
01/01/11 - 12/31/11      131            0               0             0
01/01/12 - 12/31/12      121            1               0             0
01/01/13 - 12/31/13      197            0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%   0.50%-0.99%     1.00%-1.99%     >=2.00%
01/01/09 - 12/31/09      131           13               1             0
01/01/10 - 12/31/10      105            1               0             0
01/01/11 - 12/31/11      121            0               0             0
01/01/12 - 12/31/12      127            1               0             0
01/01/13 - 12/31/13       55            0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years      Inception       5 Years      Inception
                                                            Ended       Ended        (5/8/07)        Ended       (5/8/07)
                                                          12/31/13     12/31/13    to 12/31/13     12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                        25.13%       11.04%        0.11%         68.82%         0.73%
Market Value                                               24.99%       11.31%        0.10%         70.90%         0.69%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                           25.73%       11.85%        0.78%         75.03%         5.30%
Russell 3000(R) Index                                      33.55%       18.71%        5.73%        135.71%        44.88%
S&P Composite 1500 Energy Index                            25.39%       13.95%        6.29%         92.11%        50.04%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 25.13% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Energy Index generated a return of 25.39%. Rising natural gas prices partially due to cold weather helped exploration and production companies during the reporting period, though the valuation of these companies pulled back in the 4th quarter of 2013 as investors expected weather to normalize. The Oil & Gas Exploration & Production sub-industry was the heaviest-weighted sub-industry in the Fund with 91.8% of the Fund's average weight. The Fund's Oil & Gas Exploration & Production holdings returned 27.7% during the reporting period resulting in a 25.0% contribution to the Fund's return. Goodrich Petroleum Corp. was the best individual contributor in the Fund with a 5.7% contribution to the Fund's return as the company's stock returned 82.6% for the reporting period. Penn Virginia Corp. was the best-performing stock in the Fund with a 113.8% return and a 3.8% contribution to the Fund's return.

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG) (CONTINUED)

--------------------------------------------------------------------------------
PORTFOLIO SUB-INDUSTRY ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------------------------------
                                          % OF TOTAL
SUB-INDUSTRY                         LONG-TERM INVESTMENTS
Oil & Gas Exploration & Production          92.53%
Integrated Oil & Gas                         3.82
Gas Utilities                                3.65
                                           -------
     Total                                 100.00%
                                           =======

--------------------------------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Magnum Hunter Resources Corp.                4.07%
Stone Energy Corp.                           3.92
Swift Energy Co.                             3.89
Quicksilver Resources, Inc.                  3.85
Cimarex Energy Co.                           3.84
Cabot Oil & Gas Corp.                        3.83
Statoil ASA, ADR                             3.82
EXCO Resources, Inc.                         3.80
Range Resources Corp.                        3.78
Newfield Exploration Co.                     3.76
                                           -------
     Total                                  38.56%
                                           =======

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MAY 8, 2007 - DECEMBER 31, 2013

                                                                              S&P
         First Trust ISE-Revere   ISE-REVERE Natural   Russell 3000(R)   Composite 1500
         Natural Gas Index Fund     Gas Index(TM)           Index         Energy Index
05/07          $10000                 $10000             $10000            $10000
12/07           11166                  11213               9804             12170
06/08           15755                  15942               8721             13578
12/08            5967                   6016               6147              7810
06/09            6454                   6518               6405              7740
12/09            8903                   9017               7889              9092
06/10            7752                   7891               7412              8016
12/10            9992                  10254               9225             11036
06/11           11012                  11342               9811             12304
12/11            9308                   9620               9319             11469
06/12            8426                   8735              10188             11132
12/12            8051                   8375              10849             11967
06/13            8290                   8639              12374             13130
12/13           10075                  10530              14489             15006

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09      174             1              0            0
01/01/10 - 12/31/10      124             0              0            0
01/01/11 - 12/31/11      151             0              0            0
01/01/12 - 12/31/12      151             0              0            0
01/01/13 - 12/31/13      149             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09       77             0              0            0
01/01/10 - 12/31/10      127             1              0            0
01/01/11 - 12/31/11      101             0              0            0
01/01/12 - 12/31/12       99             0              0            0
01/01/13 - 12/31/13      103             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was 05/11/07.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year      5 Years       Inception      5 Years      Inception
                                                            Ended       Ended        (5/8/07)        Ended       (5/8/07)
                                                          12/31/13     12/31/13     to 12/31/13    12/31/13     to 12/31/13

FUND PERFORMANCE
NAV                                                        35.81%       20.41%         6.40%        153.07%       51.03%
Market Value                                               36.29%       20.27%         6.43%        151.69%       51.35%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                                      36.41%       21.03%         6.98%        159.70%       56.64%
Russell 3000(R) Index                                      33.55%       18.71%         5.73%        135.71%       44.88%
MSCI Emerging Markets Index                                -2.60%       14.79%         2.56%         99.33%       18.28%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 35.81% during the 12-month period covered by this report. During the same period, the benchmark MSCI Emerging Markets Index generated a return of -2.60%. The Information Technology sector was the heaviest-weighted and best-performing sector in the Fund. The Fund's holdings in the sector comprised an average of 40.1% of the Fund's average weight and returned 73.9% for the reporting period, resulting in a contribution to the Fund's return of 26.6%. Within the Information Technology sector, the Internet Software & Services industry had particularly strong performance, returning 101.3% and contributing 15.1% to the Fund's return. The industry included the Fund's best individual contributor, Baidu, Inc., which returned 77.4% and contributed 5.3% to the Fund's return. The Consumer Discretionary sector was the second best-performing and contributing sector in the Fund with a 72.0% return and a contribution of 13.5%. Within the sector the Hotels, Restaurants & Leisure industry had a standout 5.1% contribution to the Fund's return and appreciated 109.3% during the reporting period. Melco Crown Entertainment Ltd. was the best individual stock in the industry with a return of 132.9% and a contribution to the Fund's return of 4.3%. The Fund was able to outperform its broad emerging markets benchmark because the Fund did not have exposure to South America, was heavily overweight the Information Technology and Consumer Discretionary sectors, and was underweight the Energy, Financials and Materials sectors.

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI) (CONTINUED)

--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECTOR                             LONG-TERM INVESTMENTS
Information Technology                     48.79%
Consumer Discretionary                     22.58
Financials                                 13.10
Health Care                                 5.69
Telecommunication Services                  5.37
Energy                                      2.93
Industrials                                 0.79
Utilities                                   0.75
                                          -------
     Total                                100.00%
                                          =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Wipro Ltd., ADR                             7.23%
Infosys Ltd., ADR                           6.99
Baidu, Inc., ADR                            6.98
ICICI Bank Ltd., ADR                        6.97
Qihoo 360 Technology Co., Ltd., ADR         6.81
Michael Kors Holdings Ltd.                  6.63
Dr. Reddy's Laboratories Ltd., ADR          4.09
Ctrip.com International Ltd., ADR           4.02
Melco Crown Entertainment Ltd., ADR         3.98
Tata Motors Ltd., ADR                       3.92
                                          -------
    Total                                  57.62%
                                          =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - DECEMBER 31, 2013

                                                                       MSCI
        First Trust ISE Chindia    ISE ChIndia   Russell 3000(R)     Emerging
              Index Fund            Index(TM)         Index        Markets Index
05/07           $10000               $10000          $10000           $10000
12/07            13873                13952            9804            12715
06/08             9985                10059            8721            11220
12/08             5968                 6031            6147             5934
06/09             8329                 8451            6405             8071
12/09            10836                11031            7889            10593
06/10            10540                10767            7412             9939
12/10            12836                13175            9225            12592
06/11            13047                13466            9811            12703
12/11             9497                 9771            9319            10273
06/12            10069                10375           10188            10677
12/12            11121                11483           10849            12145
06/13            11258                11659           12374            10983
12/13            15103                15665           14489            11829


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2009 through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

QUARTER ENDED        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09      131           15            10            1
01/01/10 - 12/31/10      151            2             0            0
01/01/11 - 12/31/11       65            1             0            0
01/01/12 - 12/31/12       63            1             0            0
01/01/13 - 12/31/13       66            0             0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

QUARTER ENDED        0.00%-0.49%   0.50%-0.99%   1.00%-1.99%    >=2.00%
01/01/09 - 12/31/09       95            0             0            0
01/01/10 - 12/31/10       99            0             0            0
01/01/11 - 12/31/11      186            0             0            0
01/01/12 - 12/31/12      175           11             0            0
01/01/13 - 12/31/13      185            1             0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was July 1, 2009.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                    TOTAL RETURNS          TOTAL RETURNS
                                                                1 Year Ended     Inception (6/29/09)    Inception (6/29/09)
                                                                  12/31/13           to 12/31/13            to 12/31/13

FUND PERFORMANCE
NAV                                                                42.89%              15.70%                 92.97%
Market Value                                                       44.19%              15.78%                 93.52%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)                         43.83%              16.46%                 98.76%
S&P Composite 1500 Financials Sector Index                         34.25%              16.47%                 98.79%
Russell 3000(R) Index                                              33.55%              19.66%                124.51%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 42.89% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Financials Sector Index generated a return of 34.25%. Rising long-term interest rates caused the yield curve to steepen during the reporting period. This aided the Fund as regional banks tend to earn more of their income from interest relative to larger national banks. SVB Financial Group was the top-contributing holding in the Fund with a 2.3% contribution to the Fund's return. The company returned 87.4% on the year due to loan growth, increases on net interest margin and gains on venture capital investments. BofI Holding, Inc. was the best-performing stock in the Fund with a 182.0% return during the period. The company reported record earnings for the seventh consecutive quarter due to asset growth and margin expansion. The main driver of the Fund outperforming its benchmark was that the Fund did not have any REIT exposure. The benchmark had an average weight of 16.9% in REITs, which had relatively flat performance.

-------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

--------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
INDUSTRY                           LONG-TERM INVESTMENTS
Commercial Banks                          87.52%
Thrifts & Mortgage Finance                11.96
IT Services                                0.52
                                         -------
     Total                               100.00%
                                         =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Zions Bancorporation                       3.70%
Signature Bank                             3.40
East West Bancorp, Inc.                    3.23
SVB Financial Group                        3.21
Commerce Bancshares, Inc.                  2.88
TFS Financial Corp.                        2.49
FirstMerit Corp.                           2.46
Hancock Holding Co.                        2.02
UMB Financial Corp.                        1.94
Investors Bancorp, Inc.                    1.92
                                          ------
     Total                                27.25%
                                          ======


                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JUNE 29, 2009 - DECEMBER 31, 2013

       First Trust NASDAQ(R) ABA      NASDAQ OMX(R) ABA        Russell 3000(R)      S&P Composite 1500
       Community Bank Index Fund   Community Bank Index(SM)         Index         Financials Sector Index
06/09           $10000                     $10000                  $10000                 $10000
12/09            11280                      11318                   12224                  12112
06/10            11438                      11505                   11484                  11744
12/10            12721                      12846                   14293                  13722
06/11            12520                      12688                   15201                  13420
12/11            11898                      12095                   14439                  11662
06/12            13081                      13343                   15785                  13227
12/12            13507                      13817                   16809                  14806
06/13            16006                      16427                   19172                  17584
12/13            19302                      19873                   22448                  19879


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 1, 2009 (commencement of trading) through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09       60              3               1             0
01/01/10 - 12/31/10      151              1               0             0
01/01/11 - 12/31/11      135              2               0             0
01/01/12 - 12/31/12      100             17               1             0
01/01/13 - 12/31/13      139             24               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
07/01/09 - 12/31/09       62              2               0             0
01/01/10 - 12/31/10       98              1               0             1
01/01/11 - 12/31/11      111              4               0             0
01/01/12 - 12/31/12      114             18               0             0
01/01/13 - 12/31/13       72             17               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

The First Trust CBOE S&P 500 VIX Tail Hedge Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CBOE VIX Tail Hedge Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks and call options included in the Index. The Index is composed of each of the equity securities comprising the S&P 500 and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index"). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by CBOE and is a way of measuring the market's expectation of volatility in the S&P 500 over the next 30-day period. The Index, and in turn the Fund, tracks the performance of an S&P 500 stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500, as measured by the closest to maturity VIX Index futures. The Index is designed to help cope with extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or "tail hedging." The Index is reconstituted and rebalanced monthly. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was August 30, 2012.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                    TOTAL RETURNS          TOTAL RETURNS
                                                                1 Year Ended     Inception (8/29/12)    Inception (8/29/12)
                                                                  12/31/13           to 12/31/13            to 12/31/13
FUND PERFORMANCE
NAV                                                                19.00%              12.70%                 17.37%
Market Value                                                       19.21%              12.81%                 17.52%

INDEX PERFORMANCE
CBOE VIX Tail Hedge Index(SM)                                      19.43%              13.15%                 17.99%
S&P 500(R) Index                                                   32.39%              25.07%                 34.94%
---------------------------------------------------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on page 24.)


PERFORMANCE REVIEW

The Fund generated a NAV return of 19.00% during the 12-month period covered by this report. During the same period, the benchmark S&P 500(R) Index generated a return of 32.39%. The Fund is identical to its benchmark except for the Fund's option overlay. On 9 out of 12 monthly rebalances the Fund allocated 1.0% of its weight to an out-of-the-money VIX option set to expire about one month from the purchase date. Each month the option contracts expired as worthless. The Fund's underperformance was caused by the cost of the option and a compounding effect of performance due to the strong equity market returns.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH) (CONTINUED)

--------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
 SECTOR                            LONG-TERM INVESTMENTS
Information Technology                     18.64%
Financials                                 16.18
Health Care                                12.95
Consumer Discretionary                     12.54
Industrials                                10.94
Energy                                     10.27
Consumer Staples                            9.76
Materials                                   3.50
Utilities                                   2.93
Telecommunication Services                  2.29
                                          -------
     Total                                100.00%
                                          =======

--------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2013
--------------------------------------------------------
                                        % OF TOTAL
SECURITY                           LONG-TERM INVESTMENTS
Apple, Inc.                                 3.06%
Exxon Mobil Corp.                           2.68
Google, Inc., Class A                       1.91
Microsoft Corp.                             1.72
General Electric Co.                        1.72
Johnson & Johnson                           1.57
Chevron Corp.                               1.45
Procter & Gamble (The) Co.                  1.34
JPMorgan Chase & Co.                        1.33
Wells Fargo & Co.                           1.32
                                           ------
     Total                                 18.10%
                                           ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 29, 2012 - DECEMBER 31, 2013

           First Trust CBOE S&P 500       CBOE VIX Tail       S&P 500(R)
              VIX Tail Hedge Fund         Hdge Index(SM)        Index
08/12               $10000                   $10000            $10000
12/12                 9863                     9880             10193
06/13                10686                    10719             11602
12/13                11738                    11799             13494

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2012 (commencement of trading) through December 31, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12        57             3              0            0
01/01/13 - 12/31/13       155             5              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD        0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12       21              1              1            0
01/01/13 - 12/31/13       92              0              0            0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2013 (UNAUDITED)


As a shareholder of First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, or First Trust CBOE S&P 500 VIX Tail Hedge Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX MONTH          SIX MONTH
                                                   JULY 1, 2013      DECEMBER 31, 2013     PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED Index(SM) FUND (QQEW)
Actual                                              $1,000.00            $1,210.60            0.60%               $3.34
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR Index(SM) FUND (QTEC)
Actual                                              $1,000.00            $1,236.30            0.60%               $3.38
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR Index(SM) FUND (QQXT)
Actual                                              $1,000.00            $1,189.10            0.60%               $3.31
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)
Actual                                              $1,000.00            $1,269.50            0.60%               $3.43
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                              $1,000.00            $  959.80            0.50%               $2.47
Hypothetical (5% return before expenses)            $1,000.00            $1,022.68            0.50%               $2.55

FIRST TRUST ISE WATER INDEX FUND (FIW)
Actual                                              $1,000.00            $1,222.50            0.60%               $3.36
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
Actual                                              $1,000.00            $1,215.30            0.60%               $3.35
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%               $3.06

FIRST TRUST EXCHANGE-TRADED FUND

DECEMBER 31, 2013 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSE PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX MONTH          SIX MONTH
                                                    JULY 1, 2013      DECEMBER 31, 2013     PERIOD (a)          PERIOD (b)
------------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
Actual                                              $1,000.00            $1,341.50            0.60%              $3.54
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%              $3.06

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
Actual                                              $1,000.00            $1,205.90            0.60%              $3.34
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%              $3.06

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)
Actual                                              $1,000.00            $1,098.40            0.60%              $3.17
Hypothetical (5% return before expenses)            $1,000.00            $1,022.18            0.60%              $3.06

------------------
(a) These expense ratios reflect expense caps for all Funds other than VIXH. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2013 through December 31, 2013), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIR FREIGHT & LOGISTICS -- 2.0%
     50,128 C.H. Robinson Worldwide, Inc. $ 2,924,468 65,080 Expeditors International of
                Washington, Inc.                   2,879,790
                                                ------------
                                                   5,804,258
                                                ------------
             AUTOMOBILES -- 1.0%
     19,762  Tesla Motors, Inc. (a) (b)            2,971,810
                                                ------------
             BEVERAGES -- 1.0%
     42,801  Monster Beverage Corp. (b)            2,900,624
                                                ------------
             BIOTECHNOLOGY -- 6.9%
     21,693  Alexion Pharmaceuticals, Inc. (b)     2,886,471
     24,879  Amgen, Inc.                           2,840,187
     10,041  Biogen Idec, Inc. (b)                 2,808,970
     16,917  Celgene Corp. (b)                     2,858,296
     38,023  Gilead Sciences, Inc. (b)             2,857,428
     10,170  Regeneron Pharmaceuticals,
                Inc. (b)                           2,799,191
     39,458  Vertex Pharmaceuticals, Inc. (b)      2,931,729
                                                ------------
                                                  19,982,272
                                                ------------
             CHEMICALS -- 1.0%
     31,299  Sigma-Aldrich Corp.                   2,942,419
                                                ------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.0%
     24,932  Stericycle, Inc. (b)                  2,896,350
                                                ------------
             COMMUNICATIONS EQUIPMENT --
                3.1%
    134,201  Cisco Systems, Inc.                   3,012,812
     32,169  F5 Networks, Inc. (b)                 2,922,875
     38,950  QUALCOMM, Inc.                        2,892,038
                                                ------------
                                                   8,827,725
                                                ------------
             COMPUTERS & PERIPHERALS -- 5.0%
      5,162  Apple, Inc.                           2,896,450
     69,999  NetApp, Inc.                          2,879,759
     40,773  SanDisk Corp.                         2,876,127
     50,903  Seagate Technology PLC                2,858,712
     34,284  Western Digital Corp.                 2,876,428
                                                ------------
                                                  14,387,476
                                                ------------
             FOOD & STAPLES RETAILING -- 2.0%
     23,910  Costco Wholesale Corp.                2,845,529
     47,822  Whole Foods Market, Inc.              2,765,546
                                                ------------
                                                   5,611,075
                                                ------------
             FOOD PRODUCTS -- 2.9%
     36,751  Green Mountain Coffee Roasters,
                Inc. (a) (b)                       2,777,641
     52,487  Kraft Foods Group, Inc.               2,830,099
     81,751  Mondelez International, Inc.,
                Class A                            2,885,810
                                                ------------
                                                   8,493,550
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.0%
      7,780  Intuitive Surgical, Inc. (b)          2,988,142
                                                ------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.0%
     59,034  Catamaran Corp. (b)                $  2,802,934
     41,128  Express Scripts Holding Co. (b)       2,888,831
     25,114  Henry Schein, Inc. (b)                2,869,526
                                                ------------
                                                   8,561,291
                                                ------------
             HEALTH CARE TECHNOLOGY -- 1.0%
     51,826  Cerner Corp. (b)                      2,888,781
                                                ------------
             HOTELS, RESTAURANTS & LEISURE --
                3.0%
     58,898  Marriott International, Inc.,
                Class A                            2,907,205
     36,500  Starbucks Corp.                       2,861,235
     15,291  Wynn Resorts Ltd.                     2,969,665
                                                ------------
                                                   8,738,105
                                                ------------
             HOUSEHOLD DURABLES -- 1.0%
     61,574  Garmin Ltd. (a)                       2,845,950
                                                ------------
             INTERNET & CATALOG RETAIL -- 5.9%
      7,045  Amazon.com, Inc. (b)                  2,809,476
     41,924  Expedia, Inc.                         2,920,426
    100,685  Liberty Interactive Corp.,
                Class A (b)                        2,955,105
      7,542  Netflix, Inc. (b)                     2,776,738
      2,380  priceline.com, Inc. (b)               2,766,512
     34,092  TripAdvisor, Inc. (b)                 2,823,840
                                                ------------
                                                  17,052,097
                                                ------------
             INTERNET SOFTWARE & SERVICES --
                7.0%
     59,422  Akamai Technologies, Inc. (b)         2,803,530
     16,351  Baidu, Inc., ADR (b)                  2,908,516
     51,933  eBay, Inc. (b)                        2,850,602
     16,602  Equinix, Inc. (b)                     2,946,025
     51,443  Facebook, Inc., Class A (b)           2,811,874
      2,574  Google, Inc., Class A (b)             2,884,708
     70,644  Yahoo!, Inc. (b)                      2,856,843
                                                ------------
                                                  20,062,098
                                                ------------
             IT SERVICES -- 4.0%
     35,443  Automatic Data Processing, Inc.       2,864,149
     28,869  Cognizant Technology Solutions
                Corp., Class A (b)                 2,915,192
     49,090  Fiserv, Inc. (b)                      2,898,764
     62,777  Paychex, Inc.                         2,858,237
                                                ------------
                                                  11,536,342
                                                ------------
             LEISURE EQUIPMENT & PRODUCTS
                -- 1.0%
     62,269  Mattel, Inc.                          2,962,759
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.0%
     27,030  Illumina, Inc. (b)                    2,990,059
                                                ------------
             MACHINERY -- 1.0%
     49,188  PACCAR, Inc.                          2,910,454
                                                ------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 10.1%
     21,792  Charter Communications, Inc.,
                Class A (b)                     $  2,980,274
     55,725  Comcast Corp., Class A                2,895,750
     42,801  DIRECTV (b)                           2,957,121
     32,299  Discovery Communications, Inc.,
                Class A (b)                        2,920,476
     50,177  DISH Network Corp., Class A (b)       2,906,252
     32,948  Liberty Global PLC, Class A (b)       2,932,042
     19,554  Liberty Media Corp., Class A (b)      2,863,683
    805,209  Sirius XM Holdings, Inc. (b)          2,810,179
     82,751  Twenty-First Century Fox, Inc.,
                Class A                            2,911,180
     33,679  Viacom, Inc., Class B                 2,941,524
                                                ------------
                                                  29,118,481
                                                ------------
             MULTILINE RETAIL -- 1.0%
     51,112  Dollar Tree, Inc. (b)                 2,883,739
                                                ------------
             PHARMACEUTICALS -- 1.0%
     66,672  Mylan, Inc. (b)                       2,893,565
                                                ------------
             PROFESSIONAL SERVICES -- 1.0%
     42,584  Verisk Analytics, Inc.,               2,798,620
                Class A (b)                     ------------

             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 14.0%
     89,980  Altera Corp.                          2,927,049
     56,672  Analog Devices, Inc.                  2,886,305
    164,883  Applied Materials, Inc.               2,916,780
     54,875  Avago Technologies Ltd.               2,902,339
     99,207  Broadcom Corp., Class A               2,941,488
    113,100  Intel Corp.                           2,936,076
     44,901  KLA-Tencor Corp.                      2,894,318
     63,267  Linear Technology Corp.               2,881,812
    100,012  Maxim Integrated Products, Inc.       2,791,335
    127,845  Micron Technology, Inc. (b)           2,781,907
    180,880  NVIDIA Corp.                          2,897,698
     65,130  NXP Semiconductors N.V. (b)           2,991,421
     66,160  Texas Instruments, Inc.               2,905,086
     63,396  Xilinx, Inc.                          2,911,144
                                                ------------
                                                  40,564,758
                                                ------------
             SOFTWARE -- 9.0%
    158,429  Activision Blizzard, Inc.             2,824,789
     47,846  Adobe Systems, Inc. (b)               2,865,019
     57,618  Autodesk, Inc. (b)                    2,899,914
     86,019  CA, Inc.                              2,894,539
     45,564  Check Point Software
                Technologies Ltd. (b)              2,939,789
     45,917  Citrix Systems, Inc. (b)              2,904,250
     37,652  Intuit, Inc.                          2,873,601
     77,084  Microsoft Corp.                       2,885,254
    125,915  Symantec Corp.                        2,969,076
                                                ------------
                                                  26,056,231
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             Specialty Retail -- 5.0%
     36,613  Bed Bath & Beyond, Inc. (b)        $  2,940,024
     22,009  O'Reilly Automotive, Inc. (b)         2,832,778
     38,293  Ross Stores, Inc.                     2,869,294
    180,185  Staples, Inc.                         2,863,140
     37,827  Tractor Supply Co.                    2,934,619
                                                ------------
                                                  14,439,855
                                                ------------
             Trading Companies &
                Distributors -- 1.0%
     62,131  Fastenal Co.                          2,951,844
                                                ------------
             Wireless Telecommunication
                Services -- 3.1%
     32,558  SBA Communications Corp.,
                Class A (b)                        2,925,011
    230,432  VimpelCom Ltd., ADR                   2,981,790
     73,964  Vodafone Group PLC, ADR               2,907,525
                                                ------------
                                                   8,814,326
                                                ------------
             TOTAL COMMON STOCKS --
                100.0%                          $288,875,056
             (Cost $268,500,616)
             Money Market Funds -- 1.9%
  5,540,470  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                     5,540,470
             (Cost $5,540,470)                  ------------


             TOTAL INVESTMENTS -- 101.9%         294,415,526
             (Cost $274,041,086) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (1.9)%             (5,470,510)
                                                ------------
             NET ASSETS -- 100.0%               $288,945,016
                                                ============

--------------------
(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,430,061 and the total value of the collateral held by the Fund is $5,540,470.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $274,359,080. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,229,724 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,173,278.

ADR - American Depositary Receipt

Page 28                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

DECEMBER 31, 2013

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $288,875,056       $      --          $      --
Money Market Funds       5,540,470              --                 --
                      -----------------------------------------------
Total Investments     $294,415,526       $      --          $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

---------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $ 5,430,061
Non-cash Collateral(2)                         (5,430,061)
---------------------------------------------------------
Net Amount                                    $        --
                                              ===========


---------------------
(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

                        See Notes to Financial Statements                Page 29

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEXSM FUND (QTEC)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT --
                7.6%
    205,535  Cisco Systems, Inc.                $  4,614,261
     49,272  F5 Networks, Inc. (a)                 4,476,854
     59,652  QUALCOMM, Inc.                        4,429,161
                                                ------------
                                                  13,520,276
                                                ------------
             COMPUTERS & PERIPHERALS --
                12.4%
      7,911  Apple, Inc.                           4,438,941
    107,209  NetApp, Inc.                          4,410,578
     62,450  SanDisk Corp.                         4,405,223
     77,962  Seagate Technology PLC                4,378,346
     52,502  Western Digital Corp.                 4,404,918
                                                ------------
                                                  22,038,006
                                                ------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 2.4%
     90,417  Catamaran Corp. (a)                   4,292,999
                                                ------------
             HEALTH CARE TECHNOLOGY -- 2.5%
     79,373  Cerner Corp. (a)                      4,424,251
                                                ------------
             HOUSEHOLD DURABLES -- 2.5%
     94,306  Garmin Ltd.                           4,358,823
                                                ------------
             INTERNET SOFTWARE & SERVICES --
                14.9%
     91,004  Akamai Technologies, Inc. (a)         4,293,569
     25,040  Baidu, Inc., ADR (a)                  4,454,115
     25,431  Equinix, Inc. (a)                     4,512,731
     78,782  Facebook, Inc., Class A (a)           4,306,224
      3,944  Google, Inc., Class A (a)             4,420,080
    108,198  Yahoo!, Inc. (a)                      4,375,527
                                                ------------
                                                  26,362,246
                                                ------------
             IT Services -- 2.5%
     44,209  Cognizant Technology Solutions
                Corp., Class A (a)                 4,464,225
                                                ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 35.1%
    137,806  Altera Corp.                          4,482,829
     86,801  Analog Devices, Inc.                  4,420,775
    252,525  Applied Materials, Inc.               4,467,167
     84,045  Avago Technologies Ltd.               4,445,140
    151,939  Broadcom Corp., Class A               4,504,991
    173,220  Intel Corp.                           4,496,791
     68,772  KLA-Tencor Corp.                      4,433,043
     96,895  Linear Technology Corp.               4,413,567
    153,172  Maxim Integrated Products, Inc.       4,275,031
    195,801  Micron Technology, Inc. (a)           4,260,630
    277,020  NVIDIA Corp.                          4,437,860
     99,745  NXP Semiconductors N.V. (a)           4,581,288
    101,328  Texas Instruments, Inc.               4,449,313
     97,090  Xilinx, Inc.                          4,458,373
                                                ------------
                                                  62,126,798
                                                ------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SOFTWARE -- 20.1%
     73,277  Adobe Systems, Inc. (a)            $  4,387,827
     88,248  Autodesk, Inc. (a)                    4,441,522
    131,742  CA, Inc.                              4,433,118
     69,778  Check Point Software
                Technologies Ltd. (a)              4,502,077
     70,321  Citrix Systems, Inc. (a)              4,447,803
     57,663  Intuit, Inc.                          4,400,840
    118,056  Microsoft Corp.                       4,418,836
    192,843  Symantec Corp.                        4,547,238
                                                ------------
                                                  35,579,261
                                                ------------
             TOTAL INVESTMENTS -- 100.0%         177,166,885
             (Cost $141,802,324) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (2,263)
                                                ------------
             NET ASSETS -- 100.0%               $177,164,622
                                                ============

-------------------
(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $143,658,518. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $37,268,675 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,760,308.

ADR - American Depositary Receipt

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $177,166,885       $      --          $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEXSM FUND (QQXT)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AIR FREIGHT & LOGISTICS -- 3.4%
     26,148 C.H. Robinson Worldwide, Inc. $ 1,525,474 33,947 Expeditors International of
                Washington, Inc.                   1,502,155
                                                ------------
                                                   3,027,629
                                                ------------
             AUTOMOBILES -- 1.7%
     10,309  Tesla Motors, Inc. (b) (c)            1,550,267
                                                ------------
             BEVERAGES -- 1.7%
     22,325  Monster Beverage Corp. (c)            1,512,965
                                                ------------
             BIOTECHNOLOGY -- 11.5%
     11,316  Alexion Pharmaceuticals, Inc. (c)     1,505,707
     12,979  Amgen, Inc.                           1,481,683
      5,238  Biogen Idec, Inc. (c)                 1,465,330
      8,825  Celgene Corp. (c)                     1,491,072
     19,833  Gilead Sciences, Inc. (c)             1,490,450
      5,305  Regeneron Pharmaceuticals,
                Inc. (c)                           1,460,148
     20,582  Vertex Pharmaceuticals, Inc. (c)      1,529,243
                                                ------------
                                                  10,423,633
                                                ------------
             CHEMICALS -- 1.7%
     16,325  Sigma-Aldrich Corp.                   1,534,713
                                                ------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.7%
     13,004  Stericycle, Inc. (c)                  1,510,675
                                                ------------
             FOOD & STAPLES RETAILING -- 3.2%
     12,473  Costco Wholesale Corp.                1,484,412
     24,943  Whole Foods Market, Inc.              1,442,453
                                                ------------
                                                   2,926,865
                                                ------------
             FOOD PRODUCTS -- 4.9%
     19,170  Green Mountain Coffee Roasters,
                Inc. (b) (c)                       1,448,868
     27,378  Kraft Foods Group, Inc.               1,476,222
     42,642  Mondelez International, Inc.,
                Class A                            1,505,263
                                                ------------
                                                   4,430,353
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.7%
      4,058  Intuitive Surgical, Inc. (c)          1,558,597
                                                ------------
             HEALTH CARE PROVIDERS & SERVICES
                -- 3.3%
     21,451  Express Scripts Holding Co. (c)       1,506,718
     13,099  Henry Schein, Inc. (c)                1,496,692
                                                ------------
                                                   3,003,410
                                                ------------
             HOTELS, RESTAURANTS & LEISURE --
                5.0%
     30,723  Marriott International, Inc.,
                Class A1,                            516,487
     19,037  Starbucks Corp.                       1,492,311
      7,976  Wynn Resorts Ltd.                     1,549,019
                                                ------------
                                                   4,557,817
                                                ------------
             INTERNET & CATALOG RETAIL -- 9.8%
      3,676  Amazon.com, Inc. (c)                  1,465,952
     21,866  Expedia, Inc.                         1,523,186



SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INTERNET & CATALOG RETAIL (Continued)
     52,518  Liberty Interactive Corp.,
                Class A (c)                     $  1,541,403
      3,935  Netflix, Inc. (c)                     1,448,749
      1,241  priceline.com, Inc. (c)               1,442,538
     17,784  TripAdvisor, Inc. (c)                 1,473,049
                                                ------------
                                                   8,894,877
                                                ------------
             INTERNET SOFTWARE & SERVICES --
                1.7%
     27,087  eBay, Inc. (c)                        1,486,805
                                                ------------
             IT Services -- 5.0%
     18,487  Automatic Data Processing, Inc.       1,493,935
     25,604  Fiserv, Inc. (c)                      1,511,916
     32,744  Paychex, Inc.                         1,490,834
                                                ------------
                                                   4,496,685
                                                ------------
             LEISURE EQUIPMENT & PRODUCTS --
                1.7%
     32,478  Mattel, Inc.                          1,545,303
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES --
                1.7%
     14,099  Illumina, Inc. (c)                    1,559,631
                                                ------------
             MACHINERY -- 1.7%
     25,658  PACCAR, Inc.                          1,518,184
                                                ------------
             MEDIA -- 16.8%
     11,367  Charter Communications, Inc.,
                Class A (c)                        1,554,551
     29,068  Comcast Corp., Class A                1,510,519
     22,325  DIRECTV (c)                           1,542,434
     16,848  Discovery Communications, Inc.,
                Class A (c)                        1,523,396
     26,171  DISH Network Corp., Class A (c)       1,515,824
     17,187  Liberty Global PLC, Class A (c)       1,529,471
     10,199  Liberty Media Corp., Class A (c)      1,493,644
    419,997  Sirius XM Holdings, Inc. (c)          1,465,790
     43,165  Twenty-First Century Fox, Inc.,
                Class A                            1,518,545
     17,566  Viacom, Inc., Class B                 1,534,214
                                                ------------
                                                  15,188,388
                                                ------------
             MULTILINE RETAIL -- 1.7%
     26,662  Dollar Tree, Inc. (c)                 1,504,270
                                                ------------
             PHARMACEUTICALS -- 1.7%
     34,777  Mylan, Inc. (c)                       1,509,322
                                                ------------
             PROFESSIONAL SERVICES -- 1.6%
     22,211  Verisk Analytics, Inc., Class A (c)   1,459,707
                                                ------------
             SOFTWARE -- 1.6%
     82,638  Activision Blizzard, Inc.             1,473,435
                                                ------------
             SPECIALTY RETAIL -- 8.3%
     19,098  Bed Bath & Beyond, Inc. (c)           1,533,570
     11,482  O'Reilly Automotive, Inc. (c)         1,477,848
     19,973  Ross Stores, Inc.                     1,496,577
     93,985  Staples, Inc.                         1,493,422
     19,730  Tractor Supply Co.                    1,530,653
                                                ------------
                                                   7,532,070
                                                ------------

                        See Notes to Financial Statements                Page 31

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEXSM FUND (QQXT)

DECEMBER 31, 2013


SHARES      DESCRIPTION                                VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS
                -- 1.7%
     32,407  Fastenal Co.                       $  1,539,657
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 5.1%
     16,981  SBA Communications Corp.,
                Class A (c)                        1,525,573
    120,194  VimpelCom Ltd., ADR                   1,555,310
     38,580  Vodafone Group PLC, ADR               1,516,580
                                                ------------
                                                   4,597,463
                                                ------------
             TOTAL COMMON STOCKS -- 99.9%         90,342,721
             (Cost $72,296,479)                 ------------

             MONEY MARKET FUNDS -- 2.2%
  1,863,846  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (d) (e)                     1,863,846
             (Cost $1,863,846)
     52,075  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (d)                     52,075
             (Cost $52,075)                     ------------

             TOTAL MONEY MARKET FUNDS --
                2.2%                               1,915,921
             (Cost $1,915,921)                  ------------


             TOTAL INVESTMENTS -- 102.1%          92,258,642
             (Cost $74,212,400) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.1)%             (1,862,772)
                                                ------------
             NET ASSETS -- 100.0%               $ 90,395,870
                                                ============

--------------------
(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,826,483 and the total value of the collateral held by the Fund is $1,863,846.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of December 31, 2013.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $74,860,782. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,009,197 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $611,337.

ADR - American Depositary Receipt

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $90,342,721      $      --          $       --
Money Market Funds       1,915,921             --                  --
                      -----------------------------------------------
Total Investments      $92,258,642      $      --          $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

---------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $ 1,826,483
Non-cash Collateral(2)                         (1,826,483)
---------------------------------------------------------
Net Amount                                    $        --
                                              ===========

-------------------
(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

Page 32                        See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             Aerospace & Defense -- 3.9%
     84,980  Hexcel Corp. (a)                   $  3,797,756
                                                ------------
             AUTOMOBILES -- 9.0%
     58,661  Tesla Motors, Inc. (a) (b)            8,821,441
                                                ------------
             CHEMICALS -- 0.9%
     49,852  Zoltek Cos., Inc. (a)                   835,021
                                                ------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.8%
     43,621  EnerNOC, Inc. (a)                       750,717
                                                ------------
             CONSTRUCTION & ENGINEERING --
                0.4%
     40,337  Ameresco, Inc., Class A (a)             389,655
                                                ------------
             ELECTRIC UTILITIES -- 6.5%
     65,980  ITC Holdings Corp.                    6,322,204
                                                ------------
             ELECTRICAL EQUIPMENT -- 6.5%
    449,243  Capstone Turbine Corp. (a) (b)          579,523
     60,941  Enphase Energy, Inc. (a) (b)            386,366
    278,401  FuelCell Energy, Inc. (a) (b)           392,545
     31,350 PowerSecure International, Inc. (a) 538,280 118,338 Revolution Lighting Technologies,
                Inc. (a) (b)                         405,308
     71,407  SolarCity Corp. (a) (b)               4,057,346
                                                ------------
                                                   6,359,368
                                                ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 8.6%
    244,242  AVX Corp.                             3,402,291
     56,748  Itron, Inc. (a)                       2,351,070
     42,966  Maxwell Technologies, Inc. (a)          333,846
     67,089  Universal Display Corp. (a)           2,305,178
                                                ------------
                                                   8,392,385
                                                ------------
             OIL, GAS & CONSUMABLE FUELS --
                3.2%
    110,557  Amyris, Inc. (a) (b)                    584,847
     44,178  Green Plains Renewable Energy,
                Inc.                                 856,611
     52,837  Renewable Energy Group, Inc. (a)        605,512
     98,791  Solazyme, Inc. (a) (b)                1,075,834
                                                ------------
                                                   3,122,804
                                                ------------
             REAL ESTATE INVESTMENT TRUSTS --
                0.3%
     22,896  Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.         319,628
                                                ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 58.4%
     57,959  Advanced Energy Industries,
                Inc. (a)                           1,324,943
     12,525  Aixtron SE, ADR (a)                     181,863
     72,857  Canadian Solar, Inc. (a) (b)          2,172,596
    133,805  Cree, Inc. (a)                        8,372,179
    184,101  Fairchild Semiconductor
                International, Inc. (a)            2,457,748
    124,813  First Solar, Inc. (a)                 6,819,782


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (Continued)
    179,496  GT Advanced Technologies,
                Inc. (a) (b)                    $  1,565,205
    103,067  International Rectifier Corp. (a)     2,686,957
     46,708  JA Solar Holdings Co., Ltd.,
                ADR (a) (b)                          428,312
     25,465  JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                          746,124
    175,471  Linear Technology Corp.               7,992,704
    136,209  Microsemi Corp. (a)                   3,398,415
    526,538  ON Semiconductor Corp. (a)            4,338,673
     43,380  Power Integrations, Inc.              2,421,472
    112,958  ReneSola Ltd., ADR (a) (b)              389,705
     32,844  Rubicon Technology, Inc. (a) (b)        326,798
    293,718  SunEdison, Inc. (a)                   3,833,020
    123,044  SunPower Corp. (a) (b)                3,667,942
     93,275  Trina Solar Ltd., ADR (a) (b)         1,275,069
     56,887  Veeco Instruments, Inc. (a)           1,872,151
    149,602  Yingli Green Energy Holding Co.,
                Ltd., ADR (a) (b)                    755,490
                                                ------------
                                                  57,027,148
                                                ------------
             SOFTWARE -- 1.5%
     68,316  Silver Spring Networks,
                Inc. (a) (b)                       1,434,636
                                                ------------
             TOTAL COMMON STOCKS --
                100.0%                            97,572,763
             (Cost $75,674,128)
             MONEY MARKET FUNDS -- 19.1%
 18,665,457  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                    18,665,457
             (Cost $18,665,457)                 ------------


             TOTAL INVESTMENTS -- 119.1%         116,238,220
             (Cost $94,339,585) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (19.1)%           (18,664,535)
                                                ------------
             NET ASSETS -- 100.0%               $ 97,573,685
                                                ============

-------------------
(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $17,954,269 and the total value of the collateral held by the Fund is $18,665,457.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $99,337,274. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,585,275 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $684,329.

ADR - American Depositary Receipt

                        See Notes to Financial Statements                Page 33

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

DECEMBER 31, 2013

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 97,572,763         $    --          $    --
Money Market Funds      18,665,457              --               --
                      -----------------------------------------------
Total Investments     $116,238,220         $    --          $    --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

---------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                 $ 17,954,269
Non-cash Collateral(2)                        (17,954,269)
---------------------------------------------------------
Net Amount                                   $         --
                                              ===========

-------------------
(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

Page 34                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             DIVERSIFIED REITS -- 9.7%
     10,031  American Assets Trust, Inc.        $    315,274
     54,106  American Realty Capital
                Properties, Inc.                     695,803
      5,591  Armada Hoffler Properties, Inc.          51,885
     68,990  Chambers Street Properties              527,774
     51,463  Cousins Properties, Inc.                530,069
     95,052  Duke Realty Corp.                     1,429,582
     23,299  Empire State Realty Trust, Inc.,
                Class A                              356,475
     17,127  First Potomac Realty Trust              199,187
      4,562  Gladstone Commercial Corp.               81,979
     30,474  Investors Real Estate Trust             261,467
     59,295  Lexington Realty Trust                  605,402
     42,769  Liberty Property Trust                1,448,586
      3,378  One Liberty Properties, Inc.             67,999
      5,832  PS Business Parks, Inc.                 445,681
      8,141  Select Income REIT                      217,690
    102,651  Spirit Realty Capital, Inc.           1,009,059
     50,753  Vornado Realty Trust                  4,506,359
     19,408  Washington Real Estate
                Investment Trust                     453,371
      6,402  Whitestone REIT                          85,595
      9,348  Winthrop Realty Trust                   103,295
     16,329  WP Carey, Inc.                        1,001,784
                                                ------------
                                                  14,394,316
                                                ------------
             INDUSTRIAL REITS -- 5.1%
     92,507  DCT Industrial Trust, Inc.              659,575
      8,935  EastGroup Properties, Inc.              517,604
     29,199 First Industrial Realty Trust, Inc. 509,523 12,712 Monmouth Real Estate Investment
                Corp., Class A                       115,552
    145,507  Prologis, Inc.                        5,376,484
      4,721  Rexford Industrial Realty, Inc.          62,317
     12,884  STAG Industrial, Inc.                   262,705
      6,927  Terreno Realty Corp.                    122,608
                                                ------------
                                                   7,626,368
                                                ------------
             OFFICE REITS -- 13.4%
     20,898  Alexandria Real Estate Equities,
                Inc.                               1,329,531
     56,050  BioMed Realty Trust, Inc.             1,015,626
     44,604  Boston Properties, Inc.               4,476,903
     45,720  Brandywine Realty Trust                 644,195
     32,468  CommonWealth REIT                       756,829
      6,239  CoreSite Realty Corp.                   200,833
     25,494  Corporate Office Properties Trust       603,953
      5,454  CyrusOne, Inc.                          121,788
     37,473  Digital Realty Trust, Inc.            1,840,674
     37,860  Douglas Emmett, Inc.                    881,759
     18,860  DuPont Fabros Technology, Inc.          466,031
     25,430  Franklin Street Properties Corp.        303,889
     15,966  Government Properties Income
                Trust                                396,755
     13,719  Gramercy Property Trust, Inc. (b)        78,884
     26,232  Highwoods Properties, Inc.              948,811
     12,575  Hudson Pacific Properties, Inc.         275,015


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             OFFICE REITS (Continued)
     23,943  Kilroy Realty Corp.                $  1,201,460
     25,681  Mack-Cali Realty Corp.                  551,628
     17,671  Parkway Properties, Inc.                340,874
     48,544  Piedmont Office Realty Trust,
                Inc., Class A                        801,947
      3,804  QTS Realty Trust, Inc., Class A          94,263
     27,676  SL Green Realty Corp.                 2,556,709
                                                ------------
                                                  19,888,357
                                                ------------
             RESIDENTIAL REITS -- 15.4%
     30,571  American Campus Communities,
                Inc.                                 984,692
     13,530  American Homes 4 Rent, Class A          219,186
      4,036  American Residential Properties,
                Inc. (b)                              69,258
     42,572  Apartment Investment &
                Management Co., Class A            1,103,040
     16,777  Associated Estates Realty Corp.         269,271
     35,492  AvalonBay Communities, Inc.           4,196,219
     22,520  BRE Properties, Inc.                  1,232,069
     24,889  Camden Property Trust                 1,415,686
     18,821  Campus Crest Communities, Inc.          177,106
     33,499  Education Realty Trust, Inc.            295,461
     23,096  Equity Lifestyle Properties, Inc.       836,768
     97,792  Equity Residential                    5,072,471
     11,098  Essex Property Trust, Inc.            1,592,674
     16,598  Home Properties, Inc.                   889,985
     21,817  Mid-America Apartment
                Communities, Inc.                  1,325,165
     15,812  Post Properties, Inc.                   715,177
     10,898  Silver Bay Realty Trust Corp.           174,259
      9,806  Sun Communities, Inc.                   418,128
     73,155  UDR, Inc.                             1,708,169
      5,235  UMH Properties, Inc.                     49,314
                                                ------------
                                                  22,744,098
                                                ------------
             RETAIL REITS -- 27.0%
     16,207  Acadia Realty Trust                     402,420
      4,345  Agree Realty Corp.                      126,092
        611  Alexander's, Inc.                       201,630
      5,269  AmREIT, Inc.                             88,519
     11,737  Brixmor Property Group, Inc. (b)        238,613
     49,572  CBL & Associates Properties, Inc.       890,313
     18,137  Cedar Realty Trust, Inc.                113,538
    121,878  Cole Real Estate Investment, Inc.     1,711,167
     84,898  DDR Corp.                             1,304,882
     18,463  Equity One, Inc.                        414,310
     14,055  Excel Trust, Inc.                       160,086
     18,976  Federal Realty Investment Trust       1,924,356
    156,849  General Growth Properties, Inc.       3,147,959
      7,795  Getty Realty Corp.                      143,194
     42,323  Glimcher Realty Trust                   396,143
     24,432  Inland Real Estate Corp.                257,025
    119,531  Kimco Realty Corp.                    2,360,737
     38,120  Kite Realty Group Trust                 250,448
     41,004  Macerich (The) Co.                    2,414,726
     35,553 National Retail Properties, Inc. 1,078,323 19,899 Pennsylvania Real Estate
                Investment Trust                     377,683


                        See Notes to Financial Statements                Page 35

FIRST TRUST S&P REIT INDEX FUND (FRI)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             RETAIL REITS (Continued)
     19,419  Ramco-Gershenson Properties
                Trust                           $    305,655
     60,138  Realty Income Corp.                   2,244,952
     26,937  Regency Centers Corp.                 1,247,183
     18,292  Retail Opportunity Investments
                Corp.                                269,258
     54,465  Retail Properties of America, Inc.,
                Class A                              692,795
      7,531  Rouse Properties, Inc.                  167,113
      3,708  Saul Centers, Inc.                      176,983
     90,540  Simon Property Group, Inc.           13,776,566
     27,565  Tanger Factory Outlet Centers,
                Inc.                                 882,631
     18,542  Taubman Centers, Inc.                 1,185,205
      7,410  Urstadt Biddle Properties, Inc.,
                Class A                              136,715
     32,731  Weingarten Realty Investors             897,484
                                                ------------
                                                  39,984,704
                                                ------------
             SPECIALIZED REITS -- 29.0%
      4,087  Ashford Hospitality Prime, Inc.          74,383
     20,450  Ashford Hospitality Trust               169,326
      4,464  Aviv REIT, Inc.                         105,797
      7,672  Chatham Lodging Trust                   156,892
     14,471  Chesapeake Lodging Trust                365,972
     33,800  Corrections Corp. of America          1,083,966
     37,749  CubeSmart                               601,719
     57,030  DiamondRock Hospitality Co.             658,696
     15,070  EPR Properties                          740,841
     32,083  Extra Space Storage, Inc.             1,351,657
     32,231  FelCor Lodging Trust, Inc. (b)          263,005
     21,022  Geo Group (The), Inc.                   677,329
    133,121  HCP, Inc.                             4,834,955
     84,222  Health Care REIT, Inc.                4,511,773
     27,972  Healthcare Realty Trust, Inc.           596,083
     50,571  Healthcare Trust of America, Inc.,
                Class A                              497,619
     56,174  Hersha Hospitality Trust                312,889
     43,277  Hospitality Properties Trust          1,169,777
    220,652  Host Hotels & Resorts, Inc.           4,289,475
     30,332  LaSalle Hotel Properties                936,046
     10,139  LTC Properties, Inc.                    358,819
     47,140  Medical Properties Trust, Inc.          576,051
      8,312  National Health Investors, Inc.         466,303
     35,747  OMEGA Healthcare Investors,
                Inc.                               1,065,261
     17,956  Pebblebrook Hotel Trust                 552,327
      5,924  Physicians Realty Trust                  75,472
     42,170  Public Storage                        6,347,428
     35,795  RLJ Lodging Trust                       870,534
     14,742  Ryman Hospitality Properties            615,921
     11,052  Sabra Health Care REIT, Inc.            288,899
     54,900  Senior Housing Properties Trust       1,220,427
      9,340  Sovran Self Storage, Inc.               608,688
     52,783  Strategic Hotels & Resorts,
                Inc. (b)                             498,799
     24,864  Summit Hotel Properties, Inc.           223,776


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             SPECIALIZED REITS (Continued)
     53,354  Sunstone Hotel Investors, Inc.     $    714,944
      3,706  Universal Health Realty Income
                Trust                                148,462
     85,801  Ventas, Inc.                          4,914,681
                                                ------------
                                                  42,944,992
                                                ------------
             TOTAL COMMON STOCKS -- 99.6%        147,582,835
             (Cost $154,149,739)
             MONEY MARKET FUNDS -- 0.1%
    182,143  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                    182,143
             (Cost $182,143)                    ------------


             TOTAL INVESTMENTS -- 99.7%          147,764,978
             (Cost $154,331,882) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                  445,324
                                                ------------
             NET ASSETS -- 100.0%               $148,210,302
                                                ============

-------------------
(a) The industry classification is based upon Standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d) Aggregate cost for federal income tax purposes is $156,211,048. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,886,135 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,332,205.

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $147,582,835       $      --          $      --
Money Market Funds         182,143              --                 --
                      -----------------------------------------------
Total Investments     $147,764,978       $      --          $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

Page 36                 See Notes to Financial Statements

FIRST TRUST ISE WATER INDEX FUND (FIW)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CHEMICALS -- 5.4%
     69,469  Ashland, Inc.                      $  6,741,272
    193,917  Calgon Carbon Corp. (a)               3,988,873
                                                ------------
                                                  10,730,145
                                                ------------
             CONSTRUCTION & ENGINEERING --
                6.8%
     84,755  AECOM Technology Corp. (a)            2,494,340
    110,604  Aegion Corp. (a)                      2,421,121
    154,596  Layne Christensen Co. (a)             2,640,500
    156,344  Northwest Pipe Co. (a)                5,903,549
                                                ------------
                                                  13,459,510
                                                ------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.2%
    101,891  PICO Holdings, Inc. (a)               2,354,701
                                                ------------
             ELECTRICAL EQUIPMENT -- 5.0%
     88,169  Franklin Electric Co., Inc.           3,935,864
     43,016  Roper Industries, Inc.                5,965,459
                                                ------------
                                                   9,901,323
                                                ------------
             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS --
                5.2%
    142,699  Badger Meter, Inc.                    7,777,096
     60,021  Itron, Inc. (a)                       2,486,670
                                                ------------
                                                  10,263,766
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.0%
     36,425  IDEXX Laboratories, Inc. (a)          3,874,527
                                                ------------
             INDUSTRIAL CONGLOMERATES -- 3.4%
     88,083  Danaher Corp.                         6,800,008
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 2.9%
    101,300  AGILENT TECHNOLOGIES, INC.            5,793,347
                                                ------------
             MACHINERY -- 41.8%
     86,044  Crane Co.                             5,786,459
  1,316,973  Energy Recovery, Inc. (a)             7,322,370
  1,633,839  Flow International Corp. (a)          6,600,709
     51,481  Flowserve Corp.                       4,058,247
     92,996  IDEX Corp.                            6,867,755
     96,657  Lindsay Corp.                         7,998,367
    446,661  Mueller Water Products, Inc.,
                Class A                            4,185,213
     45,623  Pall Corp.                            3,893,923
    106,418  Pentair Ltd.                          8,265,486
    299,932  Rexnord Corp. (a)                     8,101,163
     26,414  Valmont Industries, Inc.              3,938,856
    127,617  Watts Water Technologies, Inc.,
                Class A                            7,895,664
    220,358  Xylem, Inc.                           7,624,387
                                                ------------
                                                  82,538,599
                                                ------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             METALS & MINING -- 1.3%
     77,350  AMCOL International Corp.          $  2,628,353
                                                ------------
             MULTI-UTILITIES -- 2.0%
    241,736  Veolia Environnment, ADR              3,954,801
                                                ------------
             WATER UTILITIES -- 23.0%
    137,055  American States Water Co.             3,937,590
    182,605  American Water Works Co., Inc.        7,716,887
    323,224  Aqua America, Inc.                    7,624,854
    341,287  California Water Service Group        7,873,491
    726,151  Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR           8,234,553
    420,763  Consolidated Water Co., Ltd.          5,932,758
    135,362  SJW Corp.                             4,032,434
                                                ------------
                                                  45,352,567
                                                ------------
             TOTAL INVESTMENTS -- 100.0%         197,651,647
             (Cost $161,649,229) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                 (8,447)
                                                ------------
             NET ASSETS -- 100.0%               $197,643,200
                                                ============

-------------------
(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $162,828,072. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,076,155 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $252,580.

ADR - American Depositary Receipt

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $197,651,647       $      --         $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 37

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             GAS UTILITIES -- 3.6%
    736,516  Questar Corp.                      $ 16,932,503
                                                ------------
             OIL, GAS & CONSUMABLE FUELS
                -- 96.3%
    211,640  Anadarko Petroleum Corp.             16,787,285
    192,335  Apache Corp.                         16,529,270
    633,469  Bill Barrett Corp. (a) (b)           16,964,300
    458,792  Cabot Oil & Gas Corp.                17,782,778
    613,765  Chesapeake Energy Corp.              16,657,582
    170,018  Cimarex Energy Co.                   17,836,588
    954,587  Comstock Resources, Inc.             17,459,396
    279,830  Devon Energy Corp.                   17,313,082
    913,036  EnCana Corp.                         16,480,300
    189,175  EQT Corp.                            16,984,132
  3,323,291  EXCO Resources, Inc. (a)             17,646,675
  4,694,502  Forest Oil Corp. (b)                 16,947,152
    992,905 Goodrich Petroleum Corp. (a) (b) 16,899,243 2,585,272 Magnum Hunter Resources
                Corp. (a) (b)                     18,898,338
    709,402  Newfield Exploration Co. (b)         17,472,571
    241,286  Noble Energy, Inc.                   16,433,990
  1,689,254  Penn Virginia Corp. (b)              15,929,665
    539,969  QEP Resources, Inc.                  16,550,050
  5,814,589  Quicksilver Resources, Inc. (a) (b)  17,850,788
    207,950  Range Resources Corp.                17,532,265
    429,540  Southwestern Energy Co. (b)          16,893,808
    735,535  Statoil ASA, ADR                     17,748,460
    525,914  Stone Energy Corp. (b)               18,191,365
  1,338,578  Swift Energy Co. (a) (b)             18,070,803
  1,416,373  Talisman Energy, Inc.                16,500,745
    784,266  Ultra Petroleum Corp. (a) (b)        16,979,359
                                                ------------
                                                 447,339,990
                                                ------------
             TOTAL COMMON STOCKS -- 99.9%        464,272,493
             (Cost $461,799,589)                ------------
             RIGHTS -- 0.1%
             Oil, Gas & Consumable Fuels
                -- 0.1%
  3,340,027  EXCO Resources, Inc., expiring
                01/09/14 (a) (b)                     534,405
             (Cost $0)                          ------------

             WARRANTS -- 0.0%
             Oil, Gas & Consumable Fuels
                -- 0.0%
    468,974  Magnum Hunter Resources Corp.,
                expiring 05/15/16 @
                $0 (a) (b) (c)                             0
             (Cost $0)                          ------------

             MONEY MARKET FUNDS -- 17.0%
 79,063,669  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (d) (e)                    79,063,669
             (Cost $79,063,669)


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             MONEY MARKET FUNDS (CONTINUED)
     61,379  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (d)               $     61,379
             (Cost $61,379)
             TOTAL MONEY MARKET FUNDS --
                17.0%                             79,125,048
             (Cost $79,125,048)                 ------------

             TOTAL INVESTMENTS -- 117.0%         543,931,946
             (Cost $540,924,637) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (17.0)%           (79,137,137)
                                                ------------
             NET ASSETS -- 100.0%               $464,794,809
                                                ============

-------------------

(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $76,784,626 and the total value of the collateral held by the Fund is $79,063,669.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2013, securities noted as such amounted to $0, or 0.00% of net assets.

(d)   Interest rate shown reflects yield as of December 31, 2013.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $562,515,613. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $46,552,009 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $65,135,676.

ADR - American Depositary Receipt

Page 38                 See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

DECEMBER 31, 2013

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $464,272,493        $      --        $      --
Money Market Funds      79,125,048               --               --
Rights*                    534,405               --               --
Warrants*                       --               -- **            --
                      -----------------------------------------------
Total Investments     $543,931,946        $      -- **     $      --
                      ===============================================

*   See Portfolio of Investments for industry breakout.
**  Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

---------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                  $ 76,784,626
Non-cash Collateral(2)                         (76,784,626)
----------------------------------------------------------
Net Amount                                    $         --
                                              ============


-------------------
(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

                        See Notes to Financial Statements                Page 39

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 3.9%
     91,615  Tata Motors Ltd., ADR              $  2,821,742
                                                ------------
             CAPITAL MARKETS -- 0.7%
     27,450  Noah Holdings Ltd., ADR (a)             494,100
                                                ------------
             COMMERCIAL BANKS -- 10.8%
     81,003  HDFC Bank Ltd., ADR                   2,789,743
    134,910  ICICI Bank Ltd., ADR                  5,014,605
                                                ------------
                                                   7,804,348
                                                ------------
             DIVERSIFIED CONSUMER SERVICES
                -- 1.6%
     18,437  New Oriental Education &
                Technology Group, Inc., ADR          580,766
     27,292  TAL Education Group, ADR (b)            600,151
                                                ------------
                                                   1,180,917
                                                ------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.5%
     10,894  China Telecom Corp., Ltd., ADR          550,910
     36,417  China Unicom (Hong Kong) Ltd.,
                ADR                                  548,440
                                                ------------
                                                   1,099,350
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 0.7%
     14,665  Mindray Medical International
                Ltd., ADR (a)                        533,219
                                                ------------
             HOTELS, RESTAURANTS & LEISURE
                -- 4.8%
     13,025  Home Inns & Hotels
                Management, Inc., ADR (b)            568,411
     73,016  Melco Crown Entertainment Ltd.,
                ADR (b)                            2,863,687
                                                ------------
                                                   3,432,098
                                                ------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.8%
     14,829  Huaneng Power International,
                Inc., ADR                            537,551
                                                ------------
             INSURANCE -- 0.8%
     11,363  China Life Insurance Co., Ltd.,
                ADR                                  536,902
                                                ------------
             INTERNET & CATALOG RETAIL -- 5.6%
     58,348  Ctrip.com International Ltd.,
                ADR (b)                            2,895,228
     61,200  E-Commerce China Dangdang,
                Inc., Class A, ADR (a) (b)           584,460
      6,755  Vipshop Holdings Ltd., ADR (b)          565,258
                                                ------------
                                                   4,044,946
                                                ------------
             INTERNET SOFTWARE & SERVICES --
                24.9%
     27,423  21Vianet Group, Inc., ADR (a) (b)       644,989
     28,228  Baidu, Inc., ADR (b)                  5,021,197
     19,218  Bitauto Holdings Ltd., ADR (b)          614,207
     19,612  NetEase, Inc., ADR                    1,541,503


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES
                (Continued)
     59,707  Qihoo 360 Technology Co. Ltd.,
                ADR (b)                         $  4,898,959
    186,965  Renren, Inc., ADR (a) (b)               570,243
     17,618  SINA Corp. (b)                        1,484,317
      8,085  Sohu.com, Inc. (b)                      589,639
      7,425  SouFun Holdings Ltd., ADR               611,894
     44,725  Youku Tudou, Inc., ADR (b)            1,355,168
     10,903  YY, Inc., ADR (b)                       548,203
                                                ------------
                                                  17,880,319
                                                ------------
             IT SERVICES -- 16.3%
     88,906  Infosys Ltd., ADR                     5,032,080
    413,149  Wipro Ltd., ADR (a)                   5,201,546
     69,297  WNS Holdings Ltd., ADR (b)            1,518,297
                                                ------------
                                                  11,751,923
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.9%
     16,082  WuXi PharmaTech Cayman, Inc.,
                ADR (b)                              617,227
                                                ------------
             Marine -- 0.8%
     24,753  Seaspan Corp. (a)                       568,081
                                                ------------
             OIL, GAS & CONSUMABLE FUELS
                -- 2.9%
      6,500  China Petroleum & Chemical
                Corp., ADR                           534,105
      2,795  CNOOC Ltd., ADR                         524,510
      4,857  PetroChina Co., Ltd., ADR               533,007
     56,264  Yanzhou Coal Mining Co., Ltd.,
                ADR (a)                              519,317
                                                ------------
                                                   2,110,939
                                                ------------
             PHARMACEUTICALS -- 4.1%
     71,745  Dr. Reddy's Laboratories Ltd.,
                ADR                                2,943,697
                                                ------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.8%
     39,142  E-House China Holdings Ltd.,
                ADR                                  590,261
                                                ------------
             SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT --
                4.4%
     63,264  JA Solar Holdings Co., Ltd.,
                ADR (a) (b)                          580,131
     20,942  JinkoSolar Holding Co., Ltd.,
                ADR (b)                              613,600
    196,415  ReneSola Ltd., ADR (a) (b)              677,632
     45,264  Trina Solar Ltd., ADR (a) (b)           618,759
    129,233  Yingli Green Energy Holding Co.,
                Ltd., ADR (a) (b)                    652,627
                                                ------------
                                                   3,142,749
                                                ------------

Page 40                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

DECEMBER 31, 2013

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE -- 3.3%
     18,227  Changyou.com Ltd., ADR (a) (b)     $    584,175
     49,148  Giant Interactive Group, Inc., ADR      552,423
     44,964  NQ Mobile, Inc., ADR (a) (b)            660,971
     30,293  Perfect World Co., Ltd., ADR            538,610
                                                ------------
                                                   2,336,179
                                                ------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 6.6%
     58,756  Michael Kors Holdings Ltd. (b)        4,770,400
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 3.8%
     52,926  China Mobile Ltd., ADR                2,767,501
                                                ------------
             TOTAL COMMON STOCKS --
                100.0%                            71,964,449
             (Cost $55,868,753)
             MONEY MARKET FUNDS -- 13.3%
  9,536,118  Goldman Sachs Financial Square
                Treasury Instruments Fund -
                Institutional Class -
                0.001% (c) (d)                     9,536,118
             (Cost $9,536,118)                  ------------

             TOTAL INVESTMENTS -- 113.3%          81,500,567
             (Cost $65,404,871) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (13.3)%            (9,538,608)
                                                ------------
             NET ASSETS -- 100.0%               $ 71,961,959
                                                ============

(a) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,250,851 and the total value of the collateral held by the Fund is $9,536,118.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2013.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $66,404,388. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,169,540 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,073,361.

ADR - American Depositary Receipt

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $71,964,449        $      --        $       --
Money Market Funds       9,536,118               --                --
                      -----------------------------------------------
Total Investments      $81,500,567        $      --        $       --
                      ===============================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
------------------------------------------------------------
China                                             48.8%
India                                             35.2
Hong Kong                                         16.0
United States                                     13.3
Net Other Assets and Liabilities                 (13.3)
                                                 ------
                                                 100.0%
                                                 ======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

---------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on Statements of
   Assets and Liabilities(1)                   $ 9,250,851
Non-cash Collateral(2)                          (9,250,851)
----------------------------------------------------------
Net Amount                                     $        --
                                               ===========

-------------------
(1) The amounts presented on the Statements of Assets and Liabilities are not offset and are shown on a gross basis.

(2) At December 31, 2013, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

                        See Notes to Financial Statements                Page 41

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMERCIAL BANKS -- 87.5%
      8,524  1st Source Corp.                   $    272,257
      8,378  Ameris Bancorp (a)                      176,860
      4,321  Arrow Financial Corp.                   114,766
     56,956  Associated Banc-Corp.                   991,034
      5,363  BancFirst Corp.                         300,650
     13,219  Bancorp (The), Inc. (a)                 236,752
      2,639  Bank of Kentucky Financial Corp.         97,379
      1,914  Bank of Marin Bancorp                    83,048
     12,863  Bank of the Ozarks, Inc.                727,917
      6,849  Banner Corp.                            306,972
     27,779  BBCN Bancorp, Inc.                      460,854
     27,974  Boston Private Financial
                Holdings, Inc.                       353,032
      3,916  Bridge Bancorp, Inc.                    101,816
      4,761  Bryn Mawr Bank Corp.                    143,687
      2,679  Camden National Corp.                   113,107
     11,366  Capital Bank Financial Corp.,
                Class A (a)                          258,576
     10,613  Cardinal Financial Corp.                191,034
     27,705  Cathay General Bancorp                  740,555
     10,553  Centerstate Banks, Inc.                 107,113
     10,436  Chemical Financial Corp.                330,508
      5,512  City Holding Co.                        255,371
     14,135  CoBiz Financial, Inc.                   169,055
     17,968  Columbia Banking System, Inc.           494,300
     33,592  Commerce Bancshares, Inc.             1,508,617
      5,538  Community Trust Bancorp, Inc.           250,096
      8,296  Customers Bancorp, Inc. (a)             169,736
     36,881  CVB Financial Corp.                     629,559
      9,042  Eagle Bancorp, Inc. (b)                 276,956
     48,279  East West Bancorp, Inc.               1,688,317
      6,755  Enterprise Financial Services Corp.     137,937
      7,445  Fidelity Southern Corp.                 123,661
      4,840  Financial Institutions, Inc.            119,596
     30,405  First Busey Corp.                       176,349
      3,009  First Citizens BancShares, Inc.,
                Class A                              669,894
      6,611  First Community Bancshares, Inc.        110,404
      5,767  First Connecticut Bancorp, Inc.          92,964
     20,204  First Financial Bancorp                 352,156
     11,205  First Financial Bankshares, Inc.        743,116
      4,664  First Financial Corp.                   170,516
      8,437  First Financial Holdings, Inc.          561,145
      6,795  First Interstate BancSystem, Inc.       192,774
     12,652  First Merchants Corp.                   287,960
     26,308  First Midwest Bancorp, Inc.             461,179
      6,285  First NBC Bank Holding Co. (a)          203,005
      3,198  First of Long Island (The) Corp.        137,098
     57,839  FirstMerit Corp.                      1,285,761
     10,548  Flushing Financial Corp.                218,344
     67,443  Fulton Financial Corp.                  882,154
      4,615  German American Bancorp, Inc.           131,527
     26,045  Glacier Bancorp, Inc.                   775,881
      4,789  Great Southern Bancorp, Inc.            145,633
     28,774  Hancock Holding Co.                   1,055,430
     11,129  Hanmi Financial Corp.                   243,614

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMERCIAL BANKS (Continued)
      6,434  Heartland Financial USA, Inc.      $    185,235
      5,681  Heritage Financial Corp.                 97,202
     22,793  Home BancShares, Inc.                   851,319
      7,050  HomeTrust Bancshares, Inc. (a)          112,729
      3,047  Horizon Bancorp                          77,181
     10,435  IBERIABANK Corp.                        655,840
      8,051  Independent Bank Corp./MA               315,519
      7,995  Independent Bank Corp./MI (a)            95,940
      4,232  Independent Bank Group, Inc.            210,161
     23,551  International Bancshares Corp.          621,511
     39,374  Investors Bancorp, Inc.               1,007,187
     12,557  Lakeland Bancorp, Inc.                  155,330
      5,770  Lakeland Financial Corp.                225,030
      7,151  MainSource Financial Group, Inc.        128,933
     19,260  MB Financial, Inc.                      618,053
      2,212  Merchants Bancshares, Inc.               74,102
      4,960  Metro Bancorp, Inc. (a)                 106,838
     51,072  National Penn Bancshares, Inc.          578,646
     15,179  NBT Bancorp, Inc.                       393,136
     35,287  Old National Bancorp                    542,361
      4,012  OmniAmerican Bancorp, Inc. (a)           85,777
      5,834  Pacific Premier Bancorp, Inc. (a)        91,827
     15,531  PacWest Bancorp                         655,719
      1,688  Penns Woods Bancorp, Inc.                86,088
      3,789  Peoples Bancorp, Inc.                    85,290
     12,318  Pinnacle Financial Partners, Inc.       400,705
     26,672  PrivateBancorp, Inc.                    771,621
     10,990  Renasant Corp.                          345,745
      6,495  Republic Bancorp, Inc., Class A         159,387
     10,421  S&T Bancorp, Inc.                       263,756
      5,104  S.Y. Bancorp, Inc.                      162,920
      8,756  Sandy Spring Bancorp, Inc.              246,832
      6,651  Seacoast Banking Corp. of
                Florida (a)                           81,142
     16,571  Signature Bank (a)                    1,780,057
      5,678  Simmons First National Corp.,
                Class A                              210,938
      6,272  Southside Bancshares, Inc.              171,476
      6,905  Southwest Bancorp, Inc. (a)             109,928
     11,242  State Bank Financial Corp.              204,492
      4,056  Suffolk Bancorp (a)                      84,365
     65,617  Susquehanna Bancshares, Inc.            842,522
     16,004  SVB Financial Group (a)               1,678,179
     14,361  Texas Capital Bancshares, Inc. (a)      893,254
     12,183  TowneBank                               187,496
      5,633  TriCo Bancshares                        159,808
     10,055  Tristate Capital Holdings, Inc. (a)     119,252
     23,545  Trustmark Corp.                         631,948
     15,825  UMB Financial Corp.                   1,017,231
     39,225  Umpqua Holdings Corp.                   750,766
      8,734  Union First Market Bankshares
                Corp.                                216,691
     17,667  United Bankshares, Inc.                 555,627
     20,788  United Community Banks, Inc. (a)        368,987
      5,707  Univest Corp. of Pennsylvania           118,021
     14,001  ViewPoint Financial Group, Inc.         384,327
      5,818  Washington Trust Bancorp, Inc.          216,546

Page 42                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL BANKS (Continued)
     10,286  WesBanco, Inc.                     $    329,152
      9,332  Westamerica Bancorporation              526,885
     24,804  Wilshire Bancorp, Inc.                  271,108
     13,995  Wintrust Financial Corp.                645,449
      5,041  Yadkin Financial Corp. (a)               85,899
     64,696  Zions Bancorporation                  1,938,292
                                                ------------
                                                  45,815,780
                                                ------------
             IT SERVICES -- 0.5%
      4,035  Cass Information Systems, Inc.          271,757
                                                ------------
             THRIFTS & MORTGAGE FINANCE --
                12.0%
      6,316  Banc of California, Inc.                 84,697
     16,271  Bank Mutual Corp.                       114,060
     27,340  Beneficial Mutual Bancorp,
                Inc. (a)                             298,553
      4,854  BofI Holding, Inc. (a)                  380,699
     24,587  Brookline Bancorp, Inc.                 235,298
     51,815  Capitol Federal Financial, Inc.         627,480
      7,973  Charter Financial Corp.                  85,869
     12,825  Dime Community Bancshares, Inc.         216,999
      3,428  First Defiance Financial Corp.           89,025
      5,055  HomeStreet, Inc.                        101,100
      2,091  Meta Financial Group, Inc.               84,330
     20,304  Northfield Bancorp, Inc.                268,013
     33,008  Northwest Bancshares, Inc.              487,858
      6,093  OceanFirst Financial Corp.              104,373
     16,008  Oritani Financial Corp.                 256,928
      9,100  Rockville Financial, Inc.               129,311
      3,568  Territorial Bancorp, Inc.                82,778
    107,645  TFS Financial Corp. (a)               1,304,119
     33,100  TrustCo Bank Corp.                      237,658
     35,669  Washington Federal, Inc.                830,731
      3,102  WSFS Financial Corp.                    240,498
                                                ------------
                                                   6,260,377
                                                ------------
             TOTAL INVESTMENTS -- 100.0%          52,347,914
             (Cost $44,859,851) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   14,399
                                                ------------
             NET ASSETS -- 100.0%               $ 52,362,313
                                                ============

-------------------
(a)   Non-income producing security.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for federal income tax purposes is $45,042,112. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,363,436 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $57,634.

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $52,347,914      $        --      $         --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 43

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 2.8%
        239  Boeing (The) Co.                   $     32,621
        116  General Dynamics Corp.                   11,084
        271  Honeywell International, Inc.            24,761
         31  L-3 Communications Holdings,
                Inc.                                   3,313
         93  Lockheed Martin Corp.                    13,825
         77  Northrop Grumman Corp.                    8,825
         50  Precision Castparts Corp.                13,465
        110  Raytheon Co.                              9,977
         47  Rockwell Collins, Inc.                    3,474
         97  Textron, Inc.                             3,566
        292  United Technologies Corp.                33,230
                                                ------------
                                                     158,141
                                                ------------
             AIR FREIGHT & LOGISTICS -- 0.8%
         52  C.H. Robinson Worldwide, Inc.             3,034
         71  Expeditors International of
                Washington, Inc.                       3,142
        103  FedEx Corp.                              14,808
        247  United Parcel Service, Inc.,
                Class B                               25,955
                                                ------------
                                                      46,939
                                                ------------
             AIRLINES -- 0.2%
        296  Delta Air Lines, Inc.                     8,131
        241  Southwest Airlines Co.                    4,541
                                                ------------
                                                      12,672
                                                ------------
             AUTO COMPONENTS -- 0.4%
         79  BorgWarner, Inc.                          4,417
         97  Delphi Automotive PLC                     5,833
         85  Goodyear Tire & Rubber (The) Co.          2,027
        237  Johnson Controls, Inc.                   12,158
                                                ------------
                                                      24,435
                                                ------------
             AUTOMOBILES -- 0.7%
      1,363  Ford Motor Co.                           21,031
        393  General Motors Co. (a)                   16,062
         76  Harley-Davidson, Inc.                     5,262
                                                ------------
                                                      42,355
                                                ------------
             BEVERAGES -- 2.2%
         56  Beam, Inc.                                3,811
         56  Brown-Forman Corp., Class B               4,232
      1,312  Coca-Cola (The) Co.                      54,199
         83  Coca-Cola Enterprises, Inc.               3,663
         58  Constellation Brands, Inc.,
                Class A (a)                            4,082
         69  Dr. Pepper Snapple Group, Inc.            3,362
         55  Molson Coors Brewing Co.,
                Class B                                3,088
         47  Monster Beverage Corp. (a)                3,185
        530  PepsiCo, Inc.                            43,958
                                                ------------
                                                     123,580
                                                ------------

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             BIOTECHNOLOGY -- 2.4%
         68  Alexion Pharmaceuticals, Inc. (a)  $      9,048
        261  Amgen, Inc.                              29,796
         82  Biogen Idec, Inc. (a)                    22,940
        142  Celgene Corp. (a)                        23,992
        530  Gilead Sciences, Inc. (a)                39,830
         27  Regeneron Pharmaceuticals,
                Inc. (a)                               7,431
         81  Vertex Pharmaceuticals, Inc. (a)          6,018
                                                ------------
                                                     139,055
                                                ------------
             BUILDING PRODUCTS -- 0.1%
         31  Allegion PLC (a)                          1,370
        123  Masco Corp.                               2,801
                                                ------------
                                                       4,171
                                                ------------
             CAPITAL MARKETS -- 2.2%
         67  Ameriprise Financial, Inc.                7,708
        397  Bank of New York Mellon (The)
                Corp.                                 13,871
         44  BlackRock, Inc.                          13,925
        401  Charles Schwab (The) Corp.               10,426
         99  E*TRADE Financial Corp. (a)               1,944
        139  Franklin Resources, Inc.                  8,025
        146  Goldman Sachs Group (The), Inc.          25,880
        153  Invesco Ltd.                              5,569
         37  Legg Mason, Inc.                          1,609
        479  Morgan Stanley                           15,022
         78  Northern Trust Corp.                      4,827
        152  State Street Corp.                       11,155
         90  T. Rowe Price Group, Inc.                 7,539
                                                ------------
                                                     127,500
                                                ------------
             CHEMICALS -- 2.6%
         73  Air Products and Chemicals, Inc.          8,160
         23  Airgas, Inc.                              2,573
         20  CF Industries Holdings, Inc.              4,661
        419  Dow Chemical (The) Co.                   18,604
        320  E.I. du Pont de Nemours & Co.            20,790
         53  Eastman Chemical Co.                      4,277
         94  Ecolab, Inc.                              9,801
         46  FMC Corp.                                 3,471
         28  International Flavors &
                Fragrances, Inc.                       2,408
        151  LyondellBasell Industries N.V.,
                Class A                               12,122
        182  Monsanto Co.                             21,212
        118  Mosaic (The) Co.                          5,578
         49  PPG Industries, Inc.                      9,293
        102  Praxair, Inc.                            13,263
         30  Sherwin-Williams (The) Co.                5,505
         41  Sigma-Aldrich Corp.                       3,854
                                                ------------
                                                     145,572
                                                ------------
             COMMERCIAL BANKS -- 2.8%
        244  BB&T Corp.                                9,106
         63  Comerica, Inc.                            2,995
        305  Fifth Third Bancorp                       6,414
        287  Huntington Bancshares, Inc.               2,770
        310  KeyCorp                                   4,160

Page 44                 See Notes to Financial Statements

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL BANKS (Continued)
         45  M&T Bank Corp.                     $      5,239
        184  PNC Financial Services Group,
                Inc.                                  14,275
        476  Regions Financial Corp.                   4,708
        185  SunTrust Banks, Inc.                      6,810
        631  U.S. Bancorp                             25,492
      1,656  Wells Fargo & Co.                        75,182
         64  Zions Bancorporation                      1,917
                                                ------------
                                                     159,068
                                                ------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 0.5%
         69  ADT (The) Corp.                           2,792
         35  Cintas Corp.                              2,086
         59  Iron Mountain, Inc.                       1,791
         70  Pitney Bowes, Inc.                        1,631
         93  Republic Services, Inc.                   3,088
         30  Stericycle, Inc. (a)                      3,485
        161  Tyco International Ltd.                   6,607
        151  Waste Management, Inc.                    6,775
                                                ------------
                                                      28,255
                                                ------------
             COMMUNICATIONS EQUIPMENT --
                1.7%
      1,847  Cisco Systems, Inc.                      41,465
         27  F5 Networks, Inc. (a)                     2,454
         37  Harris Corp.                              2,583
        174  Juniper Networks, Inc. (a)                3,927
         80  Motorola Solutions, Inc.                  5,400
        584  QUALCOMM, Inc.                           43,362
                                                ------------
                                                      99,191
                                                ------------
             COMPUTERS & PERIPHERALS -- 4.1%
        311  Apple, Inc.                             174,505
        711  EMC Corp.                                17,882
        664  Hewlett-Packard Co.                      18,579
        118  NetApp, Inc.                              4,854
         78  SanDisk Corp.                             5,502
        113  Seagate Technology PLC                    6,346
         73  Western Digital Corp.                     6,125
                                                ------------
                                                     233,793
                                                ------------
             CONSTRUCTION & ENGINEERING --
                0.2%
         56  Fluor Corp.                               4,496
         46  Jacobs Engineering Group, Inc. (a)        2,898
         75  Quanta Services, Inc. (a)                 2,367
                                                ------------
                                                       9,761
                                                ------------
             CONSTRUCTION MATERIALS -- 0.1%
         45  Vulcan Materials Co.                      2,674
                                                ------------
             CONSUMER FINANCE -- 1.0%
        318  American Express Co.                     28,852
        199  Capital One Financial Corp.              15,246
        165  Discover Financial Services               9,232
        151  SLM Corp.                                 3,968
                                                ------------
                                                      57,298
                                                ------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             CONTAINERS & PACKAGING -- 0.2%
         33  Avery Dennison Corp.               $      1,656
         50  Ball Corp.                                2,583
         36  Bemis Co., Inc.                           1,475
         61  MeadWestvaco Corp.                        2,253
         57  Owens-Illinois, Inc. (a)                  2,039
         68  Sealed Air Corp.                          2,315
                                                ------------
                                                      12,321
                                                ------------
             DISTRIBUTORS -- 0.1%
         53  Genuine Parts Co.                         4,409
                                                ------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.1%
          2  Graham Holdings Co., Class B (a)          1,326
         94  H&R Block, Inc.                           2,730
                                                ------------
                                                       4,056
                                                ------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 5.2%
      3,685  Bank of America Corp.                    57,375
        622  Berkshire Hathaway, Inc.,
                Class B (a)                           73,744
      1,048  Citigroup, Inc.                          54,611
        109  CME Group, Inc.                           8,552
         40  IntercontinentalExchange Group,
                Inc.                                   8,997
      1,299  JPMorgan Chase & Co.                     75,966
        108  Leucadia National Corp.                   3,061
         94  McGraw Hill Financial, Inc.               7,351
         65  Moody's Corp.                             5,101
         40  NASDAQ OMX Group (The), Inc.              1,592
                                                ------------
                                                     296,350
                                                ------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 2.1%
      1,820  AT&T, Inc.                               63,991
        204  CenturyLink, Inc.                         6,497
        345  Frontier Communications Corp.             1,604
        989  Verizon Communications, Inc.             48,600
        206  Windstream Holdings, Inc.                 1,644
                                                ------------
                                                     122,336
                                                ------------
             ELECTRIC UTILITIES -- 1.6%
        168  American Electric Power Co., Inc.         7,852
        244  Duke Energy Corp.                        16,838
        113  Edison International                      5,232
         62  Entergy Corp.                             3,923
        296  Exelon Corp.                              8,107
        144  FirstEnergy Corp.                         4,749
        149  NextEra Energy, Inc.                     12,757
        109  Northeast Utilities                       4,621
         86  Pepco Holdings, Inc.                      1,645
         38  Pinnacle West Capital Corp.               2,011
        218  PPL Corp.                                 6,560
        305  Southern (The) Co.                       12,539
        172  Xcel Energy, Inc.                         4,806
                                                ------------
                                                      91,640
                                                ------------

                        See Notes to Financial Statements                Page 45

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ELECTRICAL EQUIPMENT -- 0.8%
         85  AMETEK, Inc.                       $      4,477
        164  Eaton Corp. PLC                          12,484
        243  Emerson Electric Co.                     17,054
         48  Rockwell Automation, Inc.                 5,671
         34  Roper Industries, Inc.                    4,715
                                                ------------
                                                      44,401
                                                ------------
             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS --
                0.4%
         55  Amphenol Corp., Class A                   4,905
        500  Corning, Inc.                             8,910
         49  FLIR Systems, Inc.                        1,475
         64  Jabil Circuit, Inc.                       1,116
        142  TE Connectivity Ltd.                      7,826
                                                ------------
                                                      24,232
                                                ------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.9%
        153  Baker Hughes, Inc.                        8,455
         82  Cameron International Corp. (a)           4,881
         24  Diamond Offshore Drilling, Inc.           1,366
         81  Ensco PLC, Class A                        4,632
         82  FMC Technologies, Inc. (a)                4,281
        293  Halliburton Co.                          14,870
         37  Helmerich & Payne, Inc.                   3,111
         90  Nabors Industries Ltd.                    1,529
        148  National Oilwell Varco, Inc.             11,770
         88  Noble Corp. PLC                           3,297
         43  Rowan Cos. PLC, Class A (a)               1,521
        455  Schlumberger Ltd.                        41,000
        117  Transocean Ltd.                           5,782
                                                ------------
                                                     106,495
                                                ------------
             FOOD & STAPLES RETAILING -- 2.3%
        151  Costco Wholesale Corp.                   17,971
        411  CVS Caremark Corp.                       29,415
        180  Kroger (The) Co.                          7,115
         85  Safeway, Inc.                             2,769
        201  Sysco Corp.                               7,256
        301  Walgreen Co.                             17,289
        559  Wal-Mart Stores, Inc.                    43,988
        129  Whole Foods Market, Inc.                  7,460
                                                ------------
                                                     133,263
                                                ------------
             FOOD PRODUCTS -- 1.6%
        227  Archer-Daniels-Midland Co.                9,852
         62  Campbell Soup Co.                         2,684
        146  ConAgra Foods, Inc.                       4,920
        219  General Mills, Inc.                      10,930
         52  Hershey (The) Co.                         5,056
         47  Hormel Foods Corp.                        2,123
         36  J.M. Smucker (The) Co.                    3,730
         89  Kellogg Co.                               5,435
        206  Kraft Foods Group, Inc.                  11,108
         46  McCormick & Co., Inc.                     3,170
         70  Mead Johnson Nutrition Co.                5,863


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             FOOD PRODUCTS (Continued)
        606  Mondelez International, Inc.,
                Class A                         $     21,392
         94  Tyson Foods, Inc., Class A                3,145
                                                ------------
                                                      89,408
                                                ------------
             GAS UTILITIES -- 0.1%
         41  AGL Resources, Inc.                       1,936
         71  ONEOK, Inc.                               4,415
                                                ------------
                                                       6,351
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.0%
        534  Abbott Laboratories                      20,468
        187  Baxter International, Inc.               13,006
         67  Becton, Dickinson & Co.                   7,403
        461  Boston Scientific Corp. (a)               5,541
         27  C. R. Bard, Inc.                          3,616
         73  CareFusion Corp. (a)                      2,907
        159  Covidien PLC                             10,828
         49  DENTSPLY International, Inc.              2,375
         38  Edwards Lifesciences Corp. (a)            2,499
         13  Intuitive Surgical, Inc. (a)              4,993
        345  Medtronic, Inc.                          19,800
        101  St. Jude Medical, Inc.                    6,257
        102  Stryker Corp.                             7,664
         37  Varian Medical Systems, Inc. (a)          2,875
         59  Zimmer Holdings, Inc.                     5,498
                                                ------------
                                                     115,730
                                                ------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 2.0%
        127  Aetna, Inc.                               8,711
         79  AmerisourceBergen Corp.                   5,554
        118  Cardinal Health, Inc.                     7,884
         95  Cigna Corp.                               8,311
         61  DaVita HealthCare Partners,
                Inc. (a)                               3,865
        278  Express Scripts Holding Co. (a)          19,527
         54  Humana, Inc.                              5,574
         30  Laboratory Corp. of America
                Holdings (a)                           2,741
         79  McKesson Corp.                           12,751
         29  Patterson Cos., Inc.                      1,195
         50  Quest Diagnostics, Inc.                   2,677
         34  Tenet Healthcare Corp. (a)                1,432
        348  UnitedHealth Group, Inc.                 26,204
        102  WellPoint, Inc.                           9,424
                                                ------------
                                                     115,850
                                                ------------
             HEALTH CARE TECHNOLOGY -- 0.1%
        102  Cerner Corp. (a)                          5,685
                                                ------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.7%
        151  Carnival Corp.                            6,066
         11  Chipotle Mexican Grill, Inc. (a)          5,860
         45  Darden Restaurants, Inc.                  2,447
         86  International Game Technology             1,562
         78  Marriott International, Inc.,
                Class A                                3,850
        344  McDonald's Corp.                         33,378

Page 46                 See Notes to Financial Statements

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOTELS, RESTAURANTS & LEISURE
                (Continued)
        260  Starbucks Corp.                    $     20,381
         66  Starwood Hotels & Resorts
                Worldwide, Inc.                        5,244
         45  Wyndham Worldwide Corp.                   3,316
         28  Wynn Resorts Ltd.                         5,438
        154  Yum! Brands, Inc.                        11,644
                                                ------------
                                                      99,186
                                                ------------
             HOUSEHOLD DURABLES -- 0.4%
         98  D.R. Horton, Inc. (a)                     2,187
         42  Garmin Ltd.                               1,941
         23  Harman International Industries,
                Inc.                                   1,883
         49  Leggett & Platt, Inc.                     1,516
         58  Lennar Corp., Class A                     2,294
         21  Mohawk Industries, Inc. (a)               3,127
         99  Newell Rubbermaid, Inc.                   3,209
        119  PulteGroup, Inc.                          2,424
         27  Whirlpool Corp.                           4,235
                                                ------------
                                                      22,816
                                                ------------
             HOUSEHOLD PRODUCTS -- 2.0%
         45  Clorox (The) Co.                          4,174
        304  Colgate-Palmolive Co.                    19,824
        132  Kimberly-Clark Corp.                     13,789
        939  Procter & Gamble (The) Co.               76,444
                                                ------------
                                                     114,231
                                                ------------
             INDEPENDENT POWER PRODUCERS &
                ENERGY TRADERS -- 0.1%
        227  AES (The) Corp.                           3,294
        112  NRG Energy, Inc.                          3,216
                                                ------------
                                                       6,510
                                                ------------
             INDUSTRIAL CONGLOMERATES -- 2.5%
        221  3M Co.                                   30,995
        207  Danaher Corp.                            15,981
      3,495  General Electric Co.                     97,965
                                                ------------
                                                     144,941
                                                ------------
             INSURANCE -- 3.0%
        117  ACE Ltd.                                 12,113
        161  Aflac, Inc.                              10,755
        157  Allstate (The) Corp.                      8,563
        509  American International Group,
                Inc.                                  25,985
        104  Aon PLC                                   8,725
         25  Assurant, Inc.                            1,659
         87  Chubb (The) Corp.                         8,407
         51  Cincinnati Financial Corp.                2,671
        171  Genworth Financial, Inc.,
                Class A (a)                            2,656
        154  Hartford Financial Services Group
                (The), Inc.                            5,579
         91  Lincoln National Corp.                    4,697
        106  Loews Corp.                               5,113
        190  Marsh & McLennan Cos., Inc.               9,188


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             INSURANCE (Continued)
        387  MetLife, Inc.                      $     20,867
         95  Principal Financial Group, Inc.           4,684
        191  Progressive (The) Corp.                   5,209
        160  Prudential Financial, Inc.               14,755
         31  Torchmark Corp.                           2,423
        126  Travelers (The) Cos., Inc.               11,408
         90  Unum Group                                3,157
         98  XL Group PLC                              3,120
                                                ------------
                                                     171,734
                                                ------------
             INTERNET & CATALOG RETAIL -- 1.5%
        128  Amazon.com, Inc. (a)                     51,045
         36  Expedia, Inc.                             2,508
         20  Netflix, Inc. (a)                         7,363
         18  priceline.com, Inc. (a)                  20,923
         38  TripAdvisor, Inc. (a)                     3,148
                                                ------------
                                                      84,987
                                                ------------
             INTERNET SOFTWARE & SERVICES --
                3.2%
         62  Akamai Technologies, Inc. (a)             2,925
        403  eBay, Inc. (a)                           22,121
        568  Facebook, Inc., Class A (a)              31,047
         97  Google, Inc., Class A (a)               108,709
         45  VeriSign, Inc. (a)                        2,690
        326  Yahoo!, Inc. (a)                         13,183
                                                ------------
                                                     180,675
                                                ------------
             IT SERVICES -- 3.7%
        220  Accenture PLC, Class A                   18,088
         17  Alliance Data Systems Corp. (a)           4,470
        166  Automatic Data Processing, Inc.          13,415
        104  Cognizant Technology Solutions
                Corp., Class A (a)                    10,502
         51  Computer Sciences Corp.                   2,850
        101  Fidelity National Information
                Services, Inc.                         5,422
         89  Fiserv, Inc. (a)                          5,255
        353  International Business Machines
                Corp.                                 66,212
         36  MasterCard, Inc., Class A                30,077
        112  Paychex, Inc.                             5,099
         56  Teradata Corp. (a)                        2,547
         58  Total System Services, Inc.               1,930
        176  Visa, Inc., Class A                      39,192
        191  Western Union Co.                         3,295
        400  Xerox Corp.                               4,868
                                                ------------
                                                     213,222
                                                ------------
             LEISURE EQUIPMENT & PRODUCTS
                -- 0.1%
         40  Hasbro, Inc.                              2,200
        117  Mattel, Inc.                              5,567
                                                ------------
                                                       7,767
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES --
                0.5%
        114  Agilent Technologies, Inc.                6,519
         60  Life Technologies Corp. (a)               4,548
         39  PerkinElmer, Inc.                         1,608

                        See Notes to Financial Statements                Page 47

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             LIFE SCIENCES TOOLS & SERVICES --
                (Continued)
        125  Thermo Fisher Scientific, Inc.     $     13,919
         29  Waters Corp. (a)                          2,900
                                                ------------
                                                      29,494
                                                ------------
             MACHINERY -- 1.8%
        220  Caterpillar, Inc.                        19,978
         60  Cummins, Inc.                             8,458
        132  Deere & Co.                              12,056
         59  Dover Corp.                               5,696
         48  Flowserve Corp.                           3,784
        141  Illinois Tool Works, Inc.                11,855
         93  Ingersoll-Rand PLC                        5,729
         37  Joy Global, Inc.                          2,164
        122  PACCAR, Inc.                              7,219
         38  Pall Corp.                                3,243
         52  Parker Hannifin Corp.                     6,689
         69  Pentair Ltd.                              5,359
         20  Snap-on, Inc.                             2,191
         54  Stanley Black & Decker, Inc.              4,357
         64  Xylem, Inc.                               2,215
                                                ------------
                                                     100,993
                                                ------------
             MEDIA -- 3.7%
         74  Cablevision Systems Corp.,
                Class A                                1,327
        193  CBS Corp., Class B                       12,302
        900  Comcast Corp., Class A                   46,768
        169  DIRECTV (a)                              11,676
         78  Discovery Communications, Inc.,
                Class A (a)                            7,053
         79  Gannett Co., Inc.                         2,337
        144  Interpublic Group of Cos. (The),
                Inc.                                   2,549
        172  News Corp., Class A (a)                   3,099
         89  Omnicom Group, Inc.                       6,619
         38  Scripps Networks Interactive,
                Class A                                3,284
         97  Time Warner Cable, Inc.                  13,143
        313  Time Warner, Inc.                        21,822
        678  Twenty-First Century Fox, Inc.,
                Class A                               23,852
        140  Viacom, Inc., Class B                    12,228
        565  Walt Disney (The) Co.                    43,166
                                                ------------
                                                     211,225
                                                ------------
             METALS & MINING -- 0.6%
        370  Alcoa, Inc.                               3,933
         37  Allegheny Technologies, Inc.              1,318
         53  Cliffs Natural Resources, Inc.            1,389
        359  Freeport-McMoRan Copper &
                Gold, Inc.                            13,549
        172  Newmont Mining Corp.                      3,961
        110  Nucor Corp.                               5,872
         50  United States Steel Corp.                 1,475
                                                ------------
                                                      31,497
                                                ------------


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             MULTILINE RETAIL -- 0.7%
        102  Dollar General Corp. (a)           $      6,153
         72  Dollar Tree, Inc. (a)                     4,062
         33  Family Dollar Stores, Inc.                2,144
         70  Kohl's Corp.                              3,972
        127  Macy's, Inc.                              6,782
         49  Nordstrom, Inc.                           3,028
        218  Target Corp.                             13,793
                                                ------------
                                                      39,934
                                                ------------
             MULTI-UTILITIES -- 1.1%
         84  Ameren Corp.                              3,037
        148  CenterPoint Energy, Inc.                  3,431
         92  CMS Energy Corp.                          2,463
        101  Consolidated Edison, Inc.                 5,583
        201  Dominion Resources, Inc.                 13,003
         61  DTE Energy Co.                            4,050
         28  Integrys Energy Group, Inc.               1,523
        108  NiSource, Inc.                            3,551
        155  PG&E Corp.                                6,243
        175  Public Service Enterprise Group,
                Inc.                                   5,607
         49  SCANA Corp.                               2,300
         79  Sempra Energy                             7,091
         71  TECO Energy, Inc.                         1,224
         78  Wisconsin Energy Corp.                    3,225
                                                ------------
                                                      62,331
                                                ------------
             OIL, GAS & CONSUMABLE FUELS
                -- 8.4%
        174  Anadarko Petroleum Corp.                 13,802
        138  Apache Corp.                             11,860
        145  Cabot Oil & Gas Corp.                     5,620
        175  Chesapeake Energy Corp.                   4,749
        664  Chevron Corp.                            82,940
        423  ConocoPhillips                           29,885
         79  CONSOL Energy, Inc.                       3,005
        127  Denbury Resources, Inc. (a)               2,087
        132  Devon Energy Corp.                        8,167
         94  EOG Resources, Inc.                      15,777
         52  EQT Corp.                                 4,669
      1,509  Exxon Mobil Corp.                       152,711
         98  Hess Corp.                                8,134
        233  Kinder Morgan, Inc.                       8,388
        241  Marathon Oil Corp.                        8,507
        104  Marathon Petroleum Corp.                  9,540
         61  Murphy Oil Corp.                          3,958
         47  Newfield Exploration Co. (a)              1,158
        124  Noble Energy, Inc.                        8,446
        278  Occidental Petroleum Corp.               26,438
         93  Peabody Energy Corp.                      1,816
        207  Phillips 66                              15,966
         49  Pioneer Natural Resources Co.             9,019
         62  QEP Resources, Inc.                       1,900
         56  Range Resources Corp.                     4,721
        121  Southwestern Energy Co. (a)               4,759
        231  Spectra Energy Corp.                      8,228

Page 48                 See Notes to Financial Statements

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
                (Continued)
         46  Tesoro Corp.                       $      2,691
        186  Valero Energy Corp.                       9,374
        236  Williams (The) Cos., Inc.                 9,103
         69  WPX Energy, Inc. (a)                      1,406
                                                ------------
                                                     478,824
                                                ------------
             PAPER & FOREST PRODUCTS -- 0.1%
        153  International Paper Co.                   7,502
                                                ------------
             PERSONAL PRODUCTS -- 0.2%
        150  Avon Products, Inc.                       2,583
         88  Estee Lauder (The) Cos., Inc.,
                Class A                                6,628
                                                ------------
                                                       9,211
                                                ------------
             PHARMACEUTICALS -- 5.8%
        550  AbbVie, Inc.                             29,046
         60  Actavis PLC (a)                          10,080
        103  Allergan, Inc.                           11,441
        569  Bristol-Myers Squibb Co.                 30,242
        343  Eli Lilly & Co.                          17,493
         82  Forest Laboratories, Inc. (a)             4,923
         57  Hospira, Inc. (a)                         2,353
        975  Johnson & Johnson                        89,300
      1,009  Merck & Co., Inc.                        50,500
        132  Mylan, Inc. (a)                           5,729
         46  Perrigo Co PLC                            7,059
      2,239  Pfizer, Inc.                             68,581
        173  Zoetis, Inc.                              5,655
                                                ------------
                                                     332,402
                                                ------------
             PROFESSIONAL SERVICES -- 0.2%
         13  Dun & Bradstreet (The) Corp.              1,596
         42  Equifax, Inc.                             2,902
         87  Nielsen Holdings N.V.                     3,992
         48  Robert Half International, Inc.           2,015
                                                ------------
                                                      10,505
                                                ------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 1.8%
        136  American Tower Corp.                     10,855
         50  Apartment Investment &
                Management Co., Class A                1,295
         42  AvalonBay Communities, Inc.               4,966
         53  Boston Properties, Inc.                   5,320
        116  Equity Residential                        6,017
        186  General Growth Properties, Inc.           3,733
        158  HCP, Inc.                                 5,739
        100  Health Care REIT, Inc.                    5,357
        261  Host Hotels & Resorts, Inc.               5,074
        142  Kimco Realty Corp.                        2,804
         49  Macerich (The) Co.                        2,886
         61  Plum Creek Timber Co., Inc.               2,837
        172  Prologis, Inc.                            6,355
         50  Public Storage                            7,526
        107  Simon Property Group, Inc.               16,281
        102  Ventas, Inc.                              5,843


SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             REAL ESTATE INVESTMENT TRUSTS
                (Continued)
         60  Vornado Realty Trust               $      5,327
        201  Weyerhaeuser Co.                          6,346
                                                ------------
                                                     104,561
                                                ------------
             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 0.0%
         96  CBRE Group, Inc., Class A (a)             2,525
                                                ------------
             ROAD & RAIL -- 0.9%
        350  CSX Corp.                                10,069
         38  Kansas City Southern                      4,706
        107  Norfolk Southern Corp.                    9,933
         18  Ryder System, Inc.                        1,328
        159  Union Pacific Corp.                      26,712
                                                ------------
                                                      52,748
                                                ------------
             SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT --
                2.0%
        111  Altera Corp.                              3,611
        107  Analog Devices, Inc.                      5,449
        416  Applied Materials, Inc.                   7,359
        186  Broadcom Corp., Class A                   5,515
         24  First Solar, Inc. (a)                     1,311
      1,717  Intel Corp.                              44,573
         58  KLA-Tencor Corp.                          3,739
         56  Lam Research Corp. (a)                    3,049
         81  Linear Technology Corp.                   3,689
        188  LSI Corp.                                 2,072
         69  Microchip Technology, Inc.                3,088
        363  Micron Technology, Inc. (a)               7,899
        200  NVIDIA Corp.                              3,204
        378  Texas Instruments, Inc.                  16,598
         93  Xilinx, Inc.                              4,271
                                                ------------
                                                     115,427
                                                ------------
             SOFTWARE -- 3.4%
        161  Adobe Systems, Inc. (a)                   9,641
         78  Autodesk, Inc. (a)                        3,926
        112  CA, Inc.                                  3,769
         64  Citrix Systems, Inc. (a)                  4,048
        107  Electronic Arts, Inc. (a)                 2,455
         98  Intuit, Inc.                              7,479
      2,624  Microsoft Corp.                          98,216
      1,212  Oracle Corp.                             46,371
         65  Red Hat, Inc. (a)                         3,643
        192  Salesforce.com, Inc. (a)                 10,596
        240  Symantec Corp.                            5,659
                                                ------------
                                                     195,803
                                                ------------
             SPECIALTY RETAIL -- 2.2%
         22  AutoNation, Inc. (a)                      1,093
         12  AutoZone, Inc. (a)                        5,735
         74  Bed Bath & Beyond, Inc. (a)               5,942
         94  Best Buy Co., Inc.                        3,749
         77  CarMax, Inc. (a)                          3,621
         40  GameStop Corp., Class A                   1,970
         92  Gap (The), Inc.                           3,595
        486  Home Depot (The), Inc.                   40,017

                        See Notes to Financial Statements                Page 49

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

DECEMBER 31, 2013

SHARES       DESCRIPTION                               VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SPECIALTY RETAIL (Continued)
         84  L Brands, Inc.                     $      5,195
        361  Lowe's Cos., Inc.                        17,888
         37  O'Reilly Automotive, Inc. (a)             4,762
         36  PetSmart, Inc.                            2,619
         75  Ross Stores, Inc.                         5,620
        228  Staples, Inc.                             3,623
         38  Tiffany & Co.                             3,526
        246  TJX (The) Cos., Inc.                     15,678
         38  Urban Outfitters, Inc. (a)                1,410
                                                ------------
                                                     126,043
                                                ------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.8%
         97  Coach, Inc.                               5,445
         17  Fossil Group, Inc. (a)                    2,039
         62  Michael Kors Holdings Ltd. (a)            5,034
        258  NIKE, Inc., Class B                      20,289
         28  PVH Corp.                                 3,808
         21  Ralph Lauren Corp.                        3,708
        120  VF Corp.                                  7,481
                                                ------------
                                                      47,804
                                                ------------
             THRIFTS & MORTGAGE FINANCE --
                0.1%
        164  Hudson City Bancorp, Inc.                 1,547
        110  People's United Financial, Inc.           1,663
                                                ------------
                                                       3,210
                                                ------------
             TOBACCO -- 1.5%
        691  Altria Group, Inc.                       26,528
        127  Lorillard, Inc.                           6,436
        553  Philip Morris International, Inc.        48,183
        108  Reynolds American, Inc.                   5,399
                                                ------------
                                                      86,546
                                                ------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.2%
         94  Fastenal Co.                              4,466
         21  W.W. Grainger, Inc.                       5,364
                                                ------------
                                                       9,830
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 0.2%
        115  Crown Castle International
                Corp. (a)                              8,444
                                                ------------
             TOTAL COMMON STOCKS -- 99.7%          5,699,915
             (Cost $4,678,123)

 CONTRACTS
-----------
             OPTIONS PURCHASED -- 0.4%
             Call Options
        743  VIX US, expiring 01/22/2014,
                Strike Price $18 (a)                  20,061
             (Cost $59,822)                     ------------


             DESCRIPTION                               VALUE
------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.1%        $  5,719,976
             (Cost $4,737,945) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                 (4,190)
                                                ------------
             NET ASSETS -- 100.0%               $  5,715,786
                                                ============

-------------------
(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $4,704,027. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,048,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,383.

---------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*          $5,699,915       $      --         $       --
Options Purchased           20,061              --                 --
                        ---------------------------------------------
Total Investments       $5,719,976       $      --         $       --
                        =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2013.

Page 50                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

                                                                          FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                           NASDAQ-100          NASDAQ-100-           NASDAQ-100
                                                                         EQUAL WEIGHTED     TECHNOLOGY SECTOR   EX-TECHNOLOGY SECTOR
                                                                         INDEX(SM) FUND       INDEX(SM) FUND       INDEX(SM) FUND
                                                                             (QQEW)               (QTEC)               (QQXT)
                                                                       ------------------   ------------------  --------------------
ASSETS:
Investments, at value.................................................   $  294,415,526       $  177,166,885       $   92,258,642
Cash..................................................................          161,159              159,381                   --
Receivables:
      Capital shares sold.............................................       12,682,588                   --                   --
      Investment securities sold......................................               --                   --                   --
      Dividends.......................................................          176,971               15,751               92,017
      Securities lending income.......................................           13,211                   --                6,998
      Reclaims........................................................               --                   --                   --
      Interest........................................................               --                   --                   --
      Due from authorized participant.................................               --                   --                   --
      From investment advisor.........................................               --                   --                   --
Prepaid expenses......................................................            7,207                2,411                1,211
                                                                         --------------       --------------       --------------
      TOTAL ASSETS....................................................      307,456,662          177,344,428           92,358,868
                                                                         --------------       --------------       --------------
LIABILITIES:
Due to custodian......................................................               --                   --                   --
Payables:
      Capital shares purchased........................................               --                   --                   --
      Investment securities purchased.................................       12,671,785                   --                   --
      Collateral for securities on loan...............................        5,540,470                   --            1,863,846
      Investment advisory fees........................................           89,577               57,601               20,440
      Licensing fees..................................................           71,154               39,871               20,695
      Audit and tax fees..............................................           22,925               22,925               22,925
      Printing fees...................................................            7,230                7,296                4,189
      Trustees' fees..................................................                5                   29                  295
Other liabilities.....................................................          108,500               52,084               30,608
                                                                         --------------       --------------       --------------
      TOTAL LIABILITIES...............................................       18,511,646              179,806            1,962,998
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $  288,945,016       $  177,164,622       $   90,395,870
                                                                         ==============       ==============       ==============

NET ASSETS CONSIST OF:
Paid-in capital.......................................................   $  279,908,744       $  163,718,704       $   76,314,483
Par value.............................................................           79,500               50,000               26,000
Accumulated net investment income (loss)..............................               --                   --               22,558
Accumulated net realized gain (loss) on investments...................      (11,417,668)         (21,968,643)          (4,013,413)
Net unrealized appreciation (depreciation) on investments.............       20,374,440           35,364,561           18,046,242
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $  288,945,016       $  177,164,622       $   90,395,870
                                                                         ==============       ==============       ==============

NET ASSET VALUE, per share............................................   $        36.35       $        35.43       $        34.77
                                                                         ==============       ==============       ==============

Number of shares outstanding (unlimited number of shares authorized,
      par value $0.01 per share)......................................        7,950,002            5,000,002            2,600,002
                                                                         --------------       --------------       --------------
Investments, at cost..................................................   $  274,041,086       $  141,802,324       $   74,212,400
                                                                         ==============       ==============       ==============
Securities on loan, at value.........................................    $    5,430,061       $           --       $    1,826,483
                                                                         ==============       ==============       ==============

                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED FUND

DECEMBER 31, 2013

                                                                           FIRST TRUST
                                                                            NASDAQ(R)          FIRST TRUST          FIRST TRUST
                                                                          CLEAN EDGE(R)            S&P                  ISE
                                                                          GREEN ENERGY             REIT                WATER
                                                                           INDEX FUND           INDEX FUND           INDEX FUND
                                                                             (QCLN)               (FRI)                (FIW)
                                                                       ------------------   ------------------  --------------------
ASSETS:
Investments, at value.................................................   $  116,238,220       $  147,764,978       $  197,651,647
Cash..................................................................               --                   --                   --
Receivables:
      Capital shares sold.............................................               --                   --                   --
      Investment securities sold......................................           85,798                5,015              694,727
      Dividends.......................................................            5,042              730,630               61,156
      Securities lending income.......................................           36,555                   --                   --
      Reclaims........................................................               --                   --               43,368
      Interest........................................................               --                   18                    4
      Due from authorized participant.................................               --                   --                   --
      From investment advisor.........................................               --                   --                   --
Prepaid expenses......................................................            1,169                2,581                2,259
                                                                         --------------       --------------       --------------
      TOTAL ASSETS....................................................      116,366,784          148,503,222          198,453,161
                                                                         --------------       --------------       --------------
LIABILITIES:
Due to custodian......................................................           26,329                  642              619,892
Payables:
      Capital shares purchased........................................               --                   --                   --
      Investment securities purchased.................................               --                   --                   --
      Collateral for securities on loan...............................       18,665,457                   --                   --
      Investment advisory fees........................................           16,401               43,017               60,101
      Licensing fees..................................................           22,006              148,738               38,669
      Audit and tax fees..............................................           22,925               22,925               22,925
      Printing fees...................................................            4,519               25,615                8,985
      Trustees' fees..................................................                6                   --                  237
Other liabilities.....................................................           35,456               51,983               59,152
                                                                         --------------       --------------       --------------
      TOTAL LIABILITIES...............................................       18,793,099              292,920              809,961
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $   97,573,685       $  148,210,302       $  197,643,200
                                                                         ==============       ==============       ==============

NET ASSETS CONSIST OF:
Paid-in capital.......................................................   $  110,690,784       $  156,571,872       $  175,213,370
Par value.............................................................           54,500               84,500               58,500
Accumulated net investment income (loss)..............................           29,696                   --                   --
Accumulated net realized gain (loss) on investments...................      (35,099,930)          (1,879,166)         (13,631,088)
Net unrealized appreciation (depreciation) on investments.............       21,898,635           (6,566,904)          36,002,418
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $   97,573,685       $  148,210,302       $  197,643,200
                                                                         ==============       ==============       ==============

NET ASSET VALUE, per share............................................   $        17.90       $        17.54       $        33.79
                                                                         ==============       ==============       ==============

Number of shares outstanding (unlimited number of shares authorized,
      par value $0.01 per share)......................................        5,450,002            8,450,002            5,850,002
                                                                         --------------       --------------       --------------
Investments, at cost..................................................   $   94,339,585       $  154,331,882       $  161,649,229
                                                                         ==============       ==============       ==============
Securities on loan, at value.........................................    $   17,954,269       $           --       $           --
                                                                         ==============       ==============       ==============

Page 52                 See Notes to Financial Statements

                                               FIRST TRUST         FIRST TRUST
      FIRST TRUST          FIRST TRUST        NASDAQ(R) ABA           CBOE
       ISE-REVERE              ISE              COMMUNITY            S&P 500
      NATURAL GAS            CHINDIA              BANK                 VIX
       INDEX FUND          INDEX FUND          INDEX FUND        TAIL HEDGE FUND
         (FCG)                (FNI)              (QABA)              (VIXH)
     ---------------     ---------------     ---------------     ---------------
     $   543,931,946     $    81,500,567     $    52,347,914     $     5,719,976
             156,006                  --              19,647                  --

                  --                  --           3,630,694                  --
           5,199,239             636,528                  --                  --
                  --                  --              57,512               7,718
              35,134              12,704                  --                  --
                  --                  --                  --                  --
                   8                  --                  --                  --
                  --                  --             784,453                  --
                  --               6,150                  --                  --
               7,889               1,035                 598                  --
     ---------------     ---------------     ---------------     ---------------
         549,330,222          82,156,984          56,840,818           5,727,694
     ---------------     ---------------     ---------------     ---------------

                  --             573,250                  --               9,045

           4,882,217                  --             784,453                  --
                  --                  --           3,630,882                  --
          79,063,669           9,536,118                  --                  --
             151,176                  --              11,017               2,863
             240,020              25,760              10,074                  --
              22,925              22,925              22,925                  --
              24,639               4,376               1,167                  --
                  90                 282                  --                  --
             150,677              32,314              17,987                  --
     ---------------     ---------------     ---------------     ---------------
          84,535,413          10,195,025           4,478,505              11,908
     ---------------     ---------------     ---------------     ---------------
     $   464,794,809     $    71,961,959     $    52,362,313     $     5,715,786
     ===============     ===============     ===============     ===============


     $   616,688,334     $   106,894,885     $    45,676,497     $     5,240,255
             238,000              25,500              14,500               2,500
             151,483               9,106               7,290                 904
        (155,290,317)        (51,063,228)           (824,037)           (509,904)
           3,007,309          16,095,696           7,488,063             982,031
     ---------------     ---------------     ---------------     ---------------
     $   464,794,809     $    71,961,959     $    52,362,313     $     5,715,786
     ===============     ===============     ===============     ===============

     $         19.53     $         28.22     $         36.11     $         22.86
     ===============     ===============     ===============     ===============


          23,800,002           2,550,002           1,450,002             250,002
     ---------------     ---------------     ---------------     ---------------
     $   540,924,637     $    65,404,871     $    44,859,851     $     4,737,945
     ===============     ===============     ===============     ===============
     $    76,784,626     $     9,250,851     $            --     $            --
     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                          FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                           NASDAQ-100          NASDAQ-100-           NASDAQ-100
                                                                         EQUAL WEIGHTED     TECHNOLOGY SECTOR   EX-TECHNOLOGY SECTOR
                                                                         INDEX(SM) FUND       INDEX(SM) FUND       INDEX(SM) FUND
                                                                             (QQEW)               (QTEC)               (QQXT)
                                                                       ------------------   ------------------  --------------------
INVESTMENT INCOME:
Dividends........................................................        $    2,155,709       $    1,834,154       $      590,567
Securities lending income (net of fees)..........................               117,024                   --               49,159
Foreign tax withholding..........................................               (12,342)                  --                   --
Interest.........................................................                    --                   --                   17
                                                                         --------------       --------------       --------------
   Total investment income.......................................             2,260,391            1,834,154              639,743
                                                                         --------------       --------------       --------------

EXPENSES:
Investment advisory fees.........................................               751,338              523,516              260,874
Licensing fees...................................................               187,834              130,879               65,219
Accounting and administration fees...............................                95,377               67,023               34,182
Custodian fees...................................................                31,903               16,316               11,817
Legal fees.......................................................                23,528                9,421                5,789
Audit and tax fees...............................................                23,196               23,196               23,196
Registration and filing fees.....................................                16,902                4,046                2,792
Printing fees....................................................                16,566               10,410               10,139
Listing fees.....................................................                10,237               10,615                8,495
Transfer agent fees..............................................                 9,392                6,544                3,261
Trustees' fees and expenses......................................                 8,932                7,770                6,131
Expenses previously waived or reimbursed.........................                    --                   --                   --
Other expenses...................................................                 8,102                8,047                3,866
                                                                         --------------       --------------       --------------
   Total expenses................................................             1,183,307              817,783              435,761

   Less fees waived and expenses reimbursed by the investment advisor           (56,300)             (32,509)             (44,451)
                                                                         --------------       --------------       --------------
   Net expenses..................................................             1,127,007              785,274              391,310
                                                                         --------------       --------------       --------------
NET INVESTMENT INCOME (LOSS).....................................             1,133,384            1,048,880              248,433
                                                                         --------------       --------------       --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................             2,107,603            1,525,098              304,034
   Options.......................................................                    --                   --                   --
   In-kind redemptions...........................................            32,708,090            1,836,943            6,412,643
                                                                         --------------       --------------       --------------
Net realized gain (loss).........................................            34,815,693            3,362,041            6,716,677
                                                                         --------------       --------------       --------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................            17,842,947           39,185,377           14,394,518
   Options.......................................................                    --                   --                   --
                                                                         --------------       --------------       --------------
Net change in unrealized appreciation (depreciation).............            17,842,947           39,185,377           14,394,518
                                                                         --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................            52,658,640           42,547,418           21,111,195
                                                                         --------------       --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................        $   53,792,024       $   43,596,298       $   21,359,628
                                                                         ==============       ==============       ==============

Page 54                 See Notes to Financial Statements

       FIRST TRUST                                                                                         FIRST TRUST
        NASDAQ(R)          FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST        NASDAQ(R) ABA
      CLEAN EDGE(R)            S&P                 ISE             ISE-REVERE              ISE              COMMUNITY
      GREEN ENERGY            REIT                WATER            NATURAL GAS           CHINDIA              BANK
       INDEX FUND          INDEX FUND          INDEX FUND          INDEX FUND          INDEX FUND          INDEX FUND
         (QCLN)               (FRI)               (FIW)               (FCG)               (FNI)              (QABA)
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

     $       196,556     $     9,154,318     $     1,800,727     $     4,338,931     $       792,551     $       513,580
             429,906                  --                  --             494,293             129,828                  --
                  --                  --             (59,821)           (327,348)            (40,671)                 --
                  --                 111                  55                  87                  --                  --
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
             626,462           9,154,429           1,740,961           4,505,963             881,708             513,580
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------


             209,084             979,339             516,793           1,798,365             254,417             103,846
              52,271             261,157              64,599             449,592              50,883              23,365
              25,951             166,422              66,221             226,398              14,595              15,665
              12,832              41,530              16,128              62,980              38,498               3,241
               4,707              25,958              11,161              34,196               4,672               1,932
              23,196              23,196              23,196              23,196              23,196              23,196
               6,899              (1,371)             10,810             (11,957)                 --               3,986
               9,480              57,072              20,900              55,322               6,789               3,029
               8,273               7,677               7,677               8,049               8,049               9,802
               2,613              16,322               6,460              22,479               3,180               1,298
               5,506              14,020               7,975              17,091               6,371               4,716
                  --              21,341              17,509                  --                  --                  --
               3,315              19,569               5,760              23,822               6,075               2,468
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
             364,127           1,632,232             775,189           2,709,533             416,725             196,544

             (50,502)                 --                  --             (11,985)            (35,100)            (40,775)
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
             313,625           1,632,232             775,189           2,697,548             381,625             155,769
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
             312,837           7,522,197             965,772           1,808,415             500,083             357,811
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------



          (2,952,689)            155,306          (1,674,973)        (41,821,316)           (110,688)            (60,664)
                  --                  --                  --                  --                  --                  --
           4,085,628          40,735,169           9,514,725          34,480,310           3,318,599             839,997
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
           1,132,939          40,890,475           7,839,752          (7,341,006)          3,207,911             779,333
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

          26,679,735         (32,323,997)         26,156,476         102,869,319          15,391,317           7,480,300
                  --                  --                  --                  --                  --                  --
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
          26,679,735         (32,323,997)         26,156,476         102,869,319          15,391,317           7,480,300
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
          27,812,674           8,566,478          33,996,228          95,528,313          18,599,228           8,259,633
     ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

     $    28,125,511     $    16,088,675     $    34,962,000     $    97,336,728     $    19,099,311     $     8,617,444
     ===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                             FIRST TRUST
                                                                                CBOE
                                                                               S&P 500
                                                                                 VIX
                                                                           TAIL HEDGE FUND
                                                                               (VIXH)
                                                                        ---------------------
INVESTMENT INCOME:
Dividends........................................................          $       120,637
Securities lending income (net of fees)..........................                       --
Foreign tax withholding..........................................                      (27)
Interest.........................................................                       --
                                                                           ---------------
   Total investment income.......................................                  120,610
                                                                           ---------------

EXPENSES:
Investment advisory fees.........................................                   33,997
Licensing fees...................................................                       --
Accounting and administration fees...............................                       --
Custodian fees...................................................                       --
Legal fees.......................................................                       --
Audit and tax fees...............................................                       --
Registration and filing fees.....................................                       --
Printing fees....................................................                       --
Listing fees.....................................................                       --
Transfer agent fees..............................................                       --
Trustees' fees and expenses......................................                       --
Expenses previously waived or reimbursed.........................                       --
Other expenses...................................................                       --
                                                                           ---------------
   Total expenses................................................                   33,997
   Less fees waived and expenses reimbursed by the investment
      advisor                                                                           --
                                                                           ---------------
   Net expenses..................................................                   33,997
                                                                           ---------------
NET INVESTMENT INCOME (LOSS).....................................                   86,613
                                                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................                   40,604
   Options.......................................................                 (471,352)
   In-kind redemptions...........................................                  432,460
                                                                           ---------------
Net realized gain (loss).........................................                    1,712
                                                                           ---------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................                  974,845
   Options.......................................................                  (57,076)
                                                                           ---------------
Net change in unrealized appreciation (depreciation).............                  917,769
                                                                           ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................                  919,481
                                                                           ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................          $     1,006,094
                                                                           ===============

Page 56                 See Notes to Financial Statements

                      This page intentionally left blank.

FIRST TRUST EXCHANGE-TRADED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                           NASDAQ-100                       NASDAQ-100-
                                                                         EQUAL WEIGHTED                  TECHNOLOGY SECTOR
                                                                         INDEX(SM) FUND                   INDEX(SM) FUND
                                                                             (QQEW)                           (QTEC)
                                                                  -----------------------------    -----------------------------

                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2013      12/31/2012       12/31/2013      12/31/2012
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $   1,133,384   $     862,757    $   1,048,880       $ 895,040
   Net realized gain (loss)...................................       34,815,693        (534,059)       3,362,041      (8,492,271)
   Net change in unrealized appreciation (depreciation) ......       17,842,947       9,707,786       39,185,377      17,868,037
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting from
        operations............................................       53,792,024      10,036,484       43,596,298      10,270,806
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................       (1,151,465)       (930,480)      (1,166,616)       (991,450)
   Net realized gain..........................................               --              --               --              --
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders........................       (1,151,465)       (930,480)      (1,166,616)       (991,450)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................      357,783,254      40,706,241       41,604,720      17,786,464
   Cost of shares redeemed....................................     (206,293,601)    (38,536,793)     (12,877,761)    (70,717,904)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
        from shareholder transactions.........................      151,489,653       2,169,448       28,726,959    (52,931,440)
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets....................      204,130,212      11,275,452       71,156,641    (43,652,084)

NET ASSETS:
   Beginning of period........................................       84,814,804      73,539,352      106,007,981     149,660,065
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 288,945,016    $ 84,814,804    $ 177,164,622   $ 106,007,981
                                                                  =============   =============    =============   =============

   Accumulated net investment income (loss)
        at end of period......................................    $          --   $          --    $          --   $          --
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................        3,250,002       3,200,002        4,100,002       6,200,002
   Shares sold................................................       11,000,000       1,600,000        1,350,000         650,000
   Shares redeemed............................................       (6,300,000)     (1,550,000)        (450,000)     (2,750,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period..........................        7,950,002       3,250,002        5,000,002       4,100,002
                                                                  =============   =============    =============   =============

Page 58                  See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                           S&P                          FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                  REIT                           ISE WATER
       INDEX(SM) FUND                     INDEX FUND                       INDEX FUND                       INDEX FUND
           (QQXT)                           (QCLN)                            (FRI)                            (FIW)
-----------------------------    -----------------------------    -----------------------------    -----------------------------

For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year
    Ended           Ended            Ended           Ended            Ended           Ended            Ended           Ended
 12/31/2013      12/31/2012       12/31/2013      12/31/2012       12/31/2013      12/31/2012       12/31/2013      12/31/2012
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$     248,433   $     492,647    $     312,837   $     199,848    $   7,522,197   $   8,527,048    $     965,772   $     668,604
    6,716,677       1,456,905        1,132,939      (5,438,105)      40,890,475       9,469,758        7,839,752       2,743,835
   14,394,518       4,359,118       26,679,735       5,063,832      (32,323,997)     41,021,892       26,156,476      11,704,734
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


   21,359,628       6,308,670       28,125,511        (174,425)      16,088,675      59,018,698       34,962,000      15,117,173
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



     (225,875)       (530,821)        (297,165)       (186,210)      (7,854,961)     (8,264,301)        (973,210)       (716,105)
           --              --               --              --               --        (771,210)              --              --
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

     (225,875)       (530,821)        (297,165)       (186,210)      (7,854,961)     (9,035,511)        (973,210)       (716,105)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------



   44,880,011      19,895,486       62,114,258              --       80,241,468     116,759,773      127,825,752      19,286,737
  (17,599,619)    (13,848,505)      (6,109,034)     (6,638,877)    (343,153,151)    (88,815,487)     (36,940,729)    (18,904,444)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------


   27,280,392       6,046,981       56,005,224      (6,638,877)    (262,911,683)     27,944,286       90,885,023         382,293
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   48,414,145      11,824,830       83,833,570      (6,999,512)    (254,677,969)     77,927,473      124,873,813      14,783,361


   41,981,725      30,156,895       13,740,115      20,739,627      402,888,271     324,960,798       72,769,387      57,986,026
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$  90,395,870   $  41,981,725    $  97,573,685   $  13,740,115    $ 148,210,302   $ 402,888,271    $ 197,643,200   $  72,769,387
=============   =============    =============   =============    =============   =============    =============   =============


$      22,558   $          --    $      29,696   $      13,638    $          --   $     262,747    $          --   $          --
=============   =============    =============   =============    =============   =============    =============   =============



    1,700,002       1,450,002        1,450,002       2,150,002       22,700,002      21,000,002        2,800,002       2,800,002
    1,450,000         850,000        4,450,000              --        4,200,000       7,000,000        4,200,000         750,000
     (550,000)       (600,000)        (450,000)       (700,000)     (18,450,000)     (5,300,000)      (1,150,000)       (750,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

    2,600,002       1,700,002        5,450,002       1,450,002        8,450,002      22,700,002        5,850,002       2,800,002
=============   =============    =============   =============    =============   =============    =============   =============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND

                                                                           FIRST TRUST
                                                                           ISE-REVERE                       FIRST TRUST
                                                                           NATURAL GAS                      ISE CHINDIA
                                                                           INDEX FUND                       INDEX FUND
                                                                              (FCG)                            (FNI)
                                                                  -----------------------------    -----------------------------

                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2013      12/31/2012       12/31/2013      12/31/2012
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $   1,808,415   $   1,574,437    $     500,083   $   1,217,729
   Net realized gain (loss)...................................       (7,341,006)    (16,189,085)       3,207,911      (3,470,292)
   Net change in unrealized appreciation (depreciation) ......      102,869,319     (39,813,093)      15,391,317      14,368,597
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
        from operations.......................................       97,336,728     (54,427,741)      19,099,311      12,116,034
                                                                  -------------   -------------    -------------   -------------


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................       (1,716,075)     (1,601,915)        (528,875)     (1,226,880)
   Net realized gain..........................................               --              --               --              --
                                                                  -------------   -------------    -------------   -------------

   Total distributions to shareholders........................       (1,716,075)     (1,601,915)        (528,875)     (1,226,880)
                                                                  -------------   -------------    -------------   -------------


SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................      195,622,338     297,966,521        2,735,518       2,017,518
   Cost of shares redeemed....................................     (214,347,484)   (200,593,951)     (15,410,341)    (26,127,668)
                                                                  -------------   -------------    -------------   -------------

   Net increase (decrease) in net assets resulting
        from shareholder transactions.........................      (18,725,146)     97,372,570      (12,674,823)    (24,110,150)
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets....................       76,895,507      41,342,914        5,895,613     (13,220,996)

NET ASSETS:
   Beginning of period........................................      387,899,302     346,556,388       66,066,346      79,287,342
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 464,794,809   $ 387,899,302    $  71,961,959   $  66,066,346
                                                                  =============   =============    =============   =============

   Accumulated net investment income (loss)
        at end of period......................................    $     151,483   $      58,081    $       9,106   $      (9,151)
                                                                  =============   =============    =============   =============


CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................       24,750,002      19,050,002        3,150,002       4,350,002
   Shares sold................................................       11,150,000      17,550,000          100,000         100,000
   Shares redeemed............................................      (12,100,000)    (11,850,000)        (700,000)     (1,300,000)
                                                                  -------------   -------------    -------------   -------------

   Shares outstanding, end of period..........................       23,800,002      24,750,002        2,550,002       3,150,002
                                                                  =============   =============    =============   =============


(a) Inception date is August 29, 2012, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

Page 60                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST
        NASDAQ(R) ABA                    CBOE S&P 500
       COMMUNITY BANK                      VIX TAIL
         INDEX FUND                       HEDGE FUND
           (QABA)                           (VIXH)
-----------------------------    -----------------------------
                                                For the Period
For the Year    For the Year     For the Year    8/29/2012 (a)
    Ended           Ended            Ended          through
 12/31/2013      12/31/2012       12/31/2013      12/31/2012
-------------   -------------    -------------   -------------

$     357,811   $     204,704    $      86,613   $      15,302
      779,333         764,258            1,712         (82,984)
    7,480,300         426,602          917,769          64,262
-------------   -------------    -------------   -------------


    8,617,444       1,395,564        1,006,094          (3,420)
-------------   -------------    -------------   -------------



     (350,521)       (217,066)         (85,676)        (15,480)
           --              --               --              --
-------------   -------------    -------------   -------------

     (350,521)       (217,066)         (85,676)        (15,480)
-------------   -------------    -------------   -------------



   38,405,721       5,084,903        4,048,627       2,945,641
   (3,255,400)     (9,952,509)      (2,180,000)             --
-------------   -------------    -------------   -------------


   35,150,321      (4,867,606)       1,868,627       2,945,641
-------------   -------------    -------------   -------------

   43,417,244      (3,689,108)       2,789,045       2,926,741


    8,945,069      12,634,177        2,926,741              --
-------------   -------------    -------------   -------------

$  52,362,313   $   8,945,069    $   5,715,786   $   2,926,741
=============   =============    =============   =============


$       7,290   $          --    $         904   $          --
=============   =============    =============   =============



      350,002         550,002          150,002              --
    1,200,000         200,000          200,000         150,002
     (100,000)       (400,000)        (100,000)             --
-------------   -------------    -------------   -------------

    1,450,002         350,002          250,002         150,002
=============   =============    =============   =============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND (QQEW)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    26.10     $    22.98     $    23.74     $    19.69     $    12.37
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.17           0.27           0.05           0.15           0.05
Net realized and unrealized gain (loss)             10.25           3.14          (0.70)          4.02           7.32
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    10.42           3.41          (0.65)          4.17           7.37
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.17)         (0.29)         (0.11)         (0.12)         (0.05)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    36.35     $    26.10     $    22.98     $    23.74     $    19.69
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (a)                                    39.95%         14.86%         (2.77)%        21.25%         59.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  288,945     $   84,815     $   73,539     $   75,955     $   40,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.63%          0.68%          0.68%          0.75%          0.67%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.60%          1.01%          0.23%          0.79%          0.35%
Portfolio turnover rate (b)                            38%            34%            27%            24%            36%

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND (QTEC)

                                                FOR THE        FOR THE        FOR THE            FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED         YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011         12/31/2010     12/31/2009
                                              ------------   ------------   ------------       ------------   ------------
Net asset value, beginning of period           $    25.86     $    24.14     $    25.69         $    21.16     $    11.77
                                               ----------     ----------     ----------         ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.24           0.19           0.00 (c) (d)       0.10           0.01
Net realized and unrealized gain (loss)              9.59           1.74          (1.47)              4.53           9.39
                                               ----------     ----------     ----------         ----------     ----------
Total from investment operations                     9.83           1.93          (1.47)              4.63           9.40
                                               ----------     ----------     ----------         ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (loss)                        (0.26)         (0.21)         (0.08)             (0.10)         (0.01)
Return of capital                                      --             --             --                 --          (0.00) (c)
                                               ----------     ----------     ----------         ----------     ----------
Total distributions                                 (0.26)         (0.21)         (0.08)             (0.10)         (0.01)
                                               ----------     ----------     ----------         ----------     ----------
Net asset value, end of period                 $    35.43     $    25.86     $    24.14         $    25.69     $    21.16
                                               ==========     ==========     ==========         ==========     ==========

TOTAL RETURN (a)                                    38.12%          8.02%         (5.75)%            21.92%         79.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  177,165     $  106,008     $  149,660         $  453,416     $   86,766
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.62%          0.65%          0.63%              0.70%          0.67%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%              0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.80%          0.63%         (0.02)%             0.71%          0.16%
Portfolio turnover rate (b)                            33%            26%            21%                26%            35%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.

(d)   Per share amounts have been calculated using the average share method.

Page 62                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND (QQXT)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    24.70     $    20.80     $    21.10     $    17.63     $    12.05
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.10           0.31           0.06           0.17           0.05
Net realized and unrealized gain (loss)             10.06           3.92          (0.28)          3.46           5.58
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    10.16           4.23          (0.22)          3.63           5.63
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.09)         (0.33)         (0.08)         (0.16)         (0.05)
Return of capital                                      --             --             --             --          (0.00) (a)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions to shareholders                 (0.09)         (0.33)         (0.08)         (0.16)         (0.05)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    34.77     $    24.70     $    20.80     $    21.10     $    17.63
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b)                                    41.24%         20.31%         (1.08)%        20.64%         46.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   90,396     $   41,982     $   30,157     $   22,151     $   10,579
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.67%          0.76%          0.78%          0.94%          1.28%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.38%          1.34%          0.31%          1.02%          0.48%
Portfolio turnover rate (c)                            33%            40%            37%            19%            43%

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $     9.48     $     9.65     $    16.42     $    16.09     $    11.19
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.07           0.13          (0.03)         (0.01)         (0.02)
Net realized and unrealized gain (loss)              8.42          (0.18)         (6.74)          0.34           4.92
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     8.49          (0.05)         (6.77)          0.33           4.90
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.07)         (0.12)            --             --             --
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    17.90     $     9.48     $     9.65     $    16.42     $    16.09
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b)                                    89.79%         (0.50)%       (41.23)%         2.05%         43.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   97,574     $   13,740     $   20,740     $   36,120     $   43,449
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70%          0.98%          0.77%          0.78%          0.81%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.60%          1.19%         (0.18)%        (0.07)%        (0.12)%
Portfolio turnover rate (c)                            49%            24%            22%            22%            40%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND (FRI)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    17.75     $    15.47     $    14.65     $    11.72     $     9.43
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.52           0.38           0.28           0.29           0.25
Net realized and unrealized gain (loss)             (0.19)          2.30           0.88           2.94           2.31
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.33           2.68           1.16           3.23           2.56
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.54)         (0.37)         (0.34)         (0.30)         (0.25)
Net realized gain                                      --          (0.03)            --             --             --
Return of capital                                      --             --             --             --          (0.02)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.54)         (0.40)         (0.34)         (0.30)         (0.27)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    17.54     $    17.75     $    15.47     $    14.65     $    11.72
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (a)                                     1.82%         17.39%          7.90%         27.73%         28.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  148,210     $  402,888     $  324,961     $   71,066     $   21,087
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.50%          0.50%          0.57%          0.69%          1.95%
Ratio of net expenses to average net assets          0.50%          0.50%          0.50%          0.50%          0.50%
Ratio of net investment income (loss) to
   average net assets                                2.31%          2.15%          2.03%          2.60%          3.39%
Portfolio turnover rate (b)                            11%             8%             9%            16%            13%

FIRST TRUST ISE WATER INDEX FUND (FIW)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    25.99     $    20.71     $    22.13     $    18.66     $    15.69
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.21           0.23           0.16           0.18           0.19
Net realized and unrealized gain (loss)              7.80           5.30          (1.39)          3.43           2.97
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     8.01           5.53          (1.23)          3.61           3.16
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.21)         (0.25)         (0.19)         (0.14)         (0.19)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    33.79     $    25.99     $    20.71     $    22.13     $    18.66
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (a)                                    30.91%         26.83%         (5.62)%        19.49%         20.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  197,643     $   72,769     $   57,986     $   53,111     $   37,314
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.60%          0.63%          0.64%          0.69%          0.72%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.75%          1.02%          0.79%          0.96%          1.20%
Portfolio turnover rate (b)                            45%            31%            31%            38%            44%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    15.67     $    18.19     $    19.60     $    17.52     $    11.80
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.07           0.07           0.08           0.03           0.07
Net realized and unrealized gain (loss)              3.86          (2.52)         (1.41)          2.10           5.72
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     3.93          (2.45)         (1.33)          2.13           5.79
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.07)         (0.07)         (0.08)         (0.05)         (0.07)
Return of capital                                      --             --             --          (0.00) (a)     (0.00) (a)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.07)         (0.07)         (0.08)         (0.05)         (0.07)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    19.53     $    15.67     $    18.19     $    19.60     $    17.52
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b)                                    25.13%        (13.51)%        (6.85)%        12.22%         49.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  464,795     $  387,899     $  346,556     $  396,893     $  464,339
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.60%          0.63%          0.63%          0.65%          0.72%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.40%          0.40%          0.39%          0.19%          0.53%
Portfolio turnover rate (c)                            49%            41%            43%            93%            71%

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010     12/31/2009
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    20.97     $    18.23     $    25.01     $    21.28     $    11.78
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.20           0.35           0.27           0.17           0.09
Net realized and unrealized gain (loss)              7.26           2.74          (6.75)          3.73           9.50
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     7.46           3.09          (6.48)          3.90           9.59
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.21)         (0.35)         (0.30)         (0.17)         (0.09)
Return of capital                                      --             --             --             --          (0.00) (a)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.21)         (0.35)         (0.30)         (0.17)         (0.09)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    28.22     $    20.97     $    18.23     $    25.01     $    21.28
                                               ==========     ==========     ==========     ==========     ==========

TOTAL RETURN (b)                                    35.81%         17.11%        (26.02)%        18.46%         81.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   71,962     $   66,066     $   79,287     $  176,352     $  120,240
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.66%          0.73%          0.66%          0.66%          0.73%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.79%          1.60%          1.00%          0.74%          0.58%
Portfolio turnover rate (c)                            40%            29%            23%            34%            47%


(a)   Amount represents less than $0.01 share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                                                                                          FOR THE PERIOD
                                                FOR THE        FOR THE        FOR THE        FOR THE       6/29/2009 (a)
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED        THROUGH
                                               12/31/2013     12/31/2012     12/31/2011     12/31/2010      12/31/2009
                                              ------------   ------------   ------------   ------------   ----------------
Net  asset value, beginning of period          $    25.56     $    22.97     $    24.95     $    22.41       $    20.00
                                               ----------     ----------     ----------     ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.37           0.48           0.37           0.30             0.16
Net realized and unrealized gain (loss)             10.55           2.62          (1.98)          2.55             2.40
                                               ----------     ----------     ----------     ----------       ----------
Total from investment operations                    10.92           3.10          (1.61)          2.85             2.56
                                               ----------     ----------     ----------     ----------       ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.37)         (0.51)         (0.37)         (0.31)           (0.15)
                                               ----------     ----------     ----------     ----------       ----------

Net asset value, end of period                 $    36.11     $    25.56     $    22.97     $    24.95       $    22.41
                                               ==========     ==========     ==========     ==========       ==========


TOTAL RETURN (b)                                    42.89%         13.52%         (6.48)%        12.77%           12.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   52,362     $    8,945     $   12,634     $    9,979       $    5,604
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.76%          1.04%          0.96%          1.16%            2.67% (c)
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%            0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                1.38%          1.90%          1.62%          1.40%            1.92% (c)
Portfolio turnover rate (d)                            29%            17%            29%            26%              15%

FIRST TRUST CBOE S&P 500 VIX TAIL HEDGE FUND (VIXH)

                                                              FOR THE PERIOD
                                                FOR THE       8/29/2012 (a)
                                               YEAR ENDED        THROUGH
                                               12/31/2013       12/31/2012
                                              ------------   ----------------
Net  asset value, beginning of period          $    19.51       $    19.89
                                               ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.34             0.11
Net realized and unrealized gain (loss)              3.34            (0.38)
                                               ----------       ----------
Total from investment operations                     3.68            (0.27)
                                               ----------       ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.33)           (0.11)
                                               ----------       ----------


Net asset value, end of period                 $    22.86       $    19.51
                                               ==========       ==========


TOTAL RETURN (b)                                    19.00%           (1.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    5,716       $    2,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.60%            0.60% (c)
Ratio of net expenses to average net assets          0.60%            0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                1.53%            1.97% (c)
Portfolio turnover rate (d)                             4%               2%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust NASDAQ(R) ABA Community Bank Index Fund would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 66                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index(SM) Fund - (The NASDAQ(R)
         Stock Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index(SM) Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund - (NASDAQ
         ticker "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE S&P 500 VIX Tail Hedge Fund - (NYSE Arca ticker "VIXH")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund            NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index(SM) Fund         NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund      NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust ISE Water Index Fund                                ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                   ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                              ISE ChIndia Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)
First Trust CBOE S&P 500 VIX Tail Hedge Fund                    CBOE VIX Tail Hedge Index(SM)

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined at that time. Domestic securities and foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's securities will be valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and the asked prices, if available, and otherwise at the closing bid price.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2013, is included with each Fund's Portfolio of Investments.

B. Call Options

The First Trust CBOE S&P 500 VIX Tail Hedge Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, the Fund may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When the Fund purchases a call option, the premium paid represents the cost of the call option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If the Fund elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. The Fund, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is presented separately as "Net realized gain (loss) on Options" on the Statements of Operations.

For the period ended December 31, 2013, the Fund recorded a change in unrealized loss of $57,076 on the options, which is included in the "Net change in unrealized appreciation (depreciation) on options" on the Statements of Operations. For the period ended December 31, 2013, the Fund recorded a realized loss on options of $471,352, which is included in "Net realized gain (loss) on options" on the Statements of Operations.

At December 31, 2013, the Fund held 743 options contracts with a notional value of $13,374. This is representative of contracts held throughout the year.

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLP") generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

D. Offsetting on the Statements of Assets and Liabilities

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and

Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

E. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2013, QQEW, QQXT, QCLN, FCG and FNI have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. Dividends and Distribution to Shareholders

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The tax character of distributions paid by each Fund during the year ended December 31, 2013 was as follows:

                                                                                              Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital         from Return
                                                                           Income                 Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    $   1,151,465           $      --            $      --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                     1,166,616                  --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                    225,875                  --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                   297,165                  --                   --
First Trust S&P REIT Index Fund                                             7,854,961                  --                   --
First Trust ISE Water Index Fund                                              973,210                  --                   --
First Trust ISE-Revere Natural Gas Index Fund                               1,716,075                  --                   --
First Trust ISE Chindia Index Fund                                            528,875                  --                   --
First Trust NASDAQ(R)ABA Community Bank Index Fund                            350,521                  --                   --
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                   85,676                  --                   --

The tax character of distributions paid by each Fund during the period ended December 31, 2012 was as follows:

                                                                                              Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital         from Return
                                                                           Income                 Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    $    930,480            $      --            $      --
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                      991,450                   --                   --
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                   530,821                   --                   --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  186,210                   --                   --
First Trust S&P REIT Index Fund                                            8,264,301              771,210                   --
First Trust ISE Water Index Fund                                             716,105                   --                   --
First Trust ISE-Revere Natural Gas Index Fund                              1,601,915                   --                   --
First Trust ISE Chindia Index Fund                                         1,226,880                   --                   --
First Trust NASDAQ(R) ABA Community Bank Index Fund                          217,066                   --                   --
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                  15,480                   --                   --

As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                            Accumulated
                                                                        Undistributed       Capital and        Net Unrealized
                                                                          Ordinary             Other            Appreciation
                                                                           Income           Gain (Loss)        (Depreciation)
                                                                        -------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                     $       --        $ (11,099,674)      $   20,056,446
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                          --          (20,112,449)          33,508,367
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                   22,558           (3,365,031)          17,397,860
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  33,429          (30,105,974)          16,900,946
First Trust S&P REIT Index Fund                                                  --                   --           (8,446,070)
First Trust ISE Water Index Fund                                                 --          (12,452,245)          34,823,575
First Trust ISE-Revere Natural Gas Index Fund                               151,483         (133,699,341)         (18,583,667)
First Trust ISE Chindia Index Fund                                          168,637          (50,223,242)          15,096,179
First Trust NASDAQ(R) ABA Community Bank Index Fund                           7,290             (641,776)           7,305,802
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                    904             (543,822)           1,015,949

G. Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of December 31, 2013, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2013, the Funds, except for First Trust S&P REIT Index Fund, had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                         Capital      Capital      Capital      Capital
                                                           Loss        Loss         Loss         Loss         Post-        Total
                                                        Available    Available    Available    Available   Effective -    Capital
                                                         Through      Through      Through      Through        No           Loss
                                                           2015        2016         2017         2018      Expiration    Available
                                                        ----------  -----------  -----------  -----------  -----------  ------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund    $  54,385  $  1,957,170  $ 4,681,103  $        --  $ 4,407,016  $ 11,099,674
First Trust NASDAQ-100-Technology Sector
   Index(SM) Fund                                         311,155     1,421,664    2,016,911           --   16,362,719    20,112,449
First Trust NASDAQ-100 Ex-Technology Sector
   Index(SM) Fund                                           7,779       143,597    1,051,894       80,899    2,080,862     3,365,031
First Trust NASDAQ(R) Clean Edge(R) Green Energy
   Index Fund                                             141,332     4,246,707    7,483,633    5,884,801   12,349,501    30,105,974
First Trust ISE Water Index Fund                              592       318,246    5,768,328    2,198,674    4,166,405    12,452,245
First Trust ISE-Revere Natural Gas Index Fund               5,274     7,264,703   32,569,413   40,089,981   53,769,970   133,699,341
First Trust ISE Chindia Index Fund                             --    11,116,593   11,686,955    7,245,147   20,174,547    50,223,242
First Trust NASDAQ(R) ABA Community Bank Index Fund            --            --        4,787      116,604      520,385       641,776
First Trust CBOE S&P 500 VIX Tail Hedge Fund                   --            --           --           --      543,822       543,822

During the taxable year ended December 31, 2013, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                     Post-Enactment
                                                                      Capital Loss
                                                                  Carryforward Utilized
                                                                  ---------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   $ 3,068,448
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                  2,024,625
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                 693,176
First Trust NASDAQ(R) ABA Community Bank Index Fund                         55,484
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 10,003

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

In order to present paid-in capital, accumulated net investment income (loss), and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2013, the adjustments for each Fund were as follows:

                                                                     Accumulated         Accumulated Net
                                                                    Net Investment    Realized Gain (Loss)        Paid-in
                                                                    Income (Loss)        on Investments           Capital
                                                                    --------------    --------------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                   $ 18,081          $ (31,305,596)         $ 31,287,515
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                 117,736             (1,755,478)            1,637,742
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                   --             (6,338,573)            6,338,573
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                 386             (3,934,829)            3,934,443
First Trust S&P REIT Index Fund                                          70,017            (37,828,028)           37,758,011
First Trust ISE Water Index Fund                                          7,438             (8,829,477)            8,822,039
First Trust ISE-Revere Natural Gas Index Fund                             1,062            (32,290,935)           32,289,873
First Trust ISE Chindia Index Fund                                       47,049             (3,127,697)            3,080,648
First Trust NASDAQ(R)ABA Community Bank Index Fund                           --               (770,957)              770,957
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                (33)              (428,632)              428,665

H. Expenses

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust CBOE S&P 500 VIX Tail Hedge Fund (the "Unitary Fee Fund"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                    LICENSOR
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                    The NASDAQ Stock Market, LLC
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                 The NASDAQ Stock Market, LLC
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund              The NASDAQ Stock Market, LLC
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund             The NASDAQ Stock Market, LLC /Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                         Standard & Poor's Financial Services, LLC
First Trust ISE Water Index Fund                                        International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                           International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                      International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund                     The NASDAQ Stock Market, LLC
First Trust CBOE S&P 500 VIX Tail Hedge Fund                            Standard & Poor's Financial Services, LLC

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. With the exception of the First Trust CBOE S&P 500 VIX Tail Hedge Fund, the respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust CBOE S&P 500 VIX Tail Hedge Fund, First Trust is paid an annual unitary management fee of 0.60% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

First Trust is entitled to receive monthly fees from the remaining Funds calculated at the following annual rates:

                                                                                  % of Average
                                                                                Daily Net Assets
                                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 0.40%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                              0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          0.40%
First Trust S&P REIT Index Fund                                                      0.30%
First Trust ISE Water Index Fund                                                     0.40%
First Trust ISE-Revere Natural Gas Index Fund                                        0.40%
First Trust ISE Chindia Index Fund                                                   0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                  0.40%

For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2014.

                                                                                   Expense Cap
                                                                                ----------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 0.60%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                              0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          0.60%
First Trust S&P REIT Index Fund                                                      0.50%
First Trust ISE Water Index Fund                                                     0.60%
First Trust ISE-Revere Natural Gas Index Fund                                        0.60%
First Trust ISE Chindia Index Fund                                                   0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                  0.60%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the year ended December 31, 2013 and the expenses borne or fees waived by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows

                                                                                       Fees Waived or Expenses Borne
                                                                                      by Advisor Subject to Recovery
                                                                            ---------------------------------------------------
                                                 Advisory                      Year          Year          Year
                                                    Fee         Expense        Ended         Ended         Ended
                                                  Waivers    Reimbursement  12/31/2011    12/31/2012    12/31/2013      Total
                                                 ---------   -------------  ----------    ----------    ----------    ---------
First Trust NASDAQ-100 Equal Weighted
   Index(SM) Fund                                $  56,300     $     --     $    65,568   $    66,409   $   56,300    $ 188,277
First Trust NASDAQ-100-Technology Sector
   Index(SM) Fund                                   32,509           --         114,729        71,070       32,509      218,308
First Trust NASDAQ-100 Ex-Technology
   Sector Index(SM) Fund                            44,451           --          50,938        58,392       44,451      153,781
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                                50,502           --          54,545        63,185       50,502      168,232
First Trust S&P REIT Index Fund                         --           --         130,777         4,444           --      135,221
First Trust ISE Water Index Fund                        --           --          25,829        19,978           --       45,807
First Trust ISE-Revere Natural Gas Index Fund       11,985           --         139,394       100,098       11,985      251,477
First Trust ISE Chindia Index Fund                  35,100           --          76,490        97,245       35,100      208,835
First Trust NASDAQ(R) ABA Community
   Bank Index Fund                                  40,775           --          45,663        46,863       40,775      133,301


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BNYM is responsible for custody of the Funds' assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Funds' securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Funds. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman served two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2013, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                        Purchases              Sales
                                                                                   ------------------   ------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                $   73,767,578        $   71,099,193
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 42,835,283            42,792,600
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                              21,282,225            21,291,844
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                             25,646,472            25,625,775
First Trust S&P REIT Index Fund                                                         37,186,486            35,426,167
First Trust ISE Water Index Fund                                                        58,354,641            58,456,544
First Trust ISE-Revere Natural Gas Index Fund                                          219,714,865           219,504,709
First Trust ISE Chindia Index Fund                                                      25,289,013            25,282,860
First Trust NASDAQ(R) ABA Community Bank Index Fund                                      7,598,520             7,604,393
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                               219,707               708,573

For the year ended December 31, 2013, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                        Purchases              Sales
                                                                                   ------------------   ------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                $  354,988,493        $  206,184,064
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                                 41,558,764            12,869,843
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                              44,864,207            17,597,413
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                             62,064,139             6,066,610
First Trust S&P REIT Index Fund                                                         80,107,013           341,004,135
First Trust ISE Water Index Fund                                                       127,749,858            36,471,351
First Trust ISE-Revere Natural Gas Index Fund                                          195,606,333           214,325,739
First Trust ISE Chindia Index Fund                                                       2,735,332            15,390,480
First Trust NASDAQ(R) ABA Community Bank Index Fund                                     38,406,526             3,257,035
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                             4,042,243             2,176,014

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 31, 2014.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2013


                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Exchange-Traded Fund:

We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, and First Trust CBOE S&P 500 VIX Tail Hedge Fund, each a series of the First Trust Exchange-Traded Fund (the "Fund"), including the portfolios of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the Fund's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2013, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 26, 2014

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2013, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                100.00%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          61.27%
First Trust S&P REIT Index Fund                                                          --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                        88.91%
First Trust ISE Chindia Index Fund                                                       --
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                        100.00%

For the taxable year ended December 31, 2013, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                            Qualified Dividend Income
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                100.00%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          61.82%
First Trust S&P REIT Index Fund                                                          --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                       100.00%
First Trust ISE Chindia Index Fund                                                  100.00%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE S&P 500 VIX Tail Hedge Fund                                        100.00%

The following Fund meets the requirements of Section 853 of the Internal Revenue Code and elects to pass through to its shareholders credit for foreign taxes paid. The total amounts of income received by the Fund from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     GROSS FOREIGN INCOME                FOREIGN TAXES PAID
                                                                  ---------------------------        ---------------------------
                                                                     AMOUNT        PER SHARE           AMOUNT         PER SHARE
                                                                  -----------     -----------        ----------      -----------
First Trust ISE Chindia Index Fund                                 $ 621,451        $ 0.2437         $ 11,543         $ 0.0045

For the tax year ended December 31, 2013, the First Trust S&P REIT Index Fund designated $1,684,350, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of the Fund's long-term capital gains and of these proceeds, $1,684,350, or amounts necessary, represents long-term capital gain from the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

Each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

The First Trust NASDAQ-100 Equal Weighted Index(SM) Fund and the First Trust NASDAQ-100-Technology Sector Index(SM) Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

First Trust S&P REIT Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, the First Trust NASDAQ-100-Technology Sector Index(SM) Fund, the First Trust CBOE S&P 500 VIX Tail Hedge Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund and First Trust NASDAQ-100 Equal Weighted Index(SM) Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

The First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust ISE Water Index Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.

The First Trust CBOE S&P 500 VIX Tail Hedge Fund's use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the First Trust CBOE S&P 500 VIX Tail Hedge Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

Unlike most exchange-traded funds, the First Trust CBOE S&P 500 VIX Tail Hedge Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. Particularly, the call option portion of the Fund's portfolio, if applicable, may be redeemed for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF           OTHER
                                                                                                 PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                THE FIRST TRUST    DIRECTORSHIPS
    NAME, ADDRESS,                   TERM OF OFFICE                                              FUND COMPLEX     HELD BY TRUSTEE
   DATE OF BIRTH AND                 AND YEAR FIRST             PRINCIPAL OCCUPATIONS             OVERSEEN BY       DURING PAST
POSITION WITH THE TRUST           ELECTED OR APPOINTED           DURING PAST 5 YEARS                TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee       o Indefinite Term     Physician; President, Wheaton Orthopedics;   105         None
c/o First Trust Advisors L.P.                            Limited Partner, Gundersen Real Estate
120 East Liberty Drive,            o Since Inception     Limited Partnership; Member, Sportmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee          o Indefinite Term     President (March 2010 to Present), Senior    105         Director of ADM
c/o First Trust Advisors L.P.                            Vice President and Chief Financial Officer               Investor Services,
120 East Liberty Drive,            o Since Inception     (May 2007 to March 2010), ADM Investor Inc.              and ADM
  Suite 400                                              Services, Inc. (Futures Commission                       Investor Services,
Wheaton, IL 60187                                        Merchant)                                                International
D.O.B.: 11/57


Robert F. Keith, Trustee           o Indefinite Term     President (2003 to Present), Hibs            105         Director of Trust
c/o First Trust Advisors L.P.                            Enterprises (Financial and Management                    Company of
120 East Liberty Drive,            o Since June 2006     Consulting)                                              Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee           o Indefinite Term     President  and Chief Executive Officer       105         Director of
c/o First Trust Advisors L.P.                            (June 2012 to Present), Dew Learning LLC                 Covenant
120 East Liberty Drive,            o Since Inception     (Educational Products and Services),                     Transport Inc.
  Suite 400                                              President (June 2002 to June 2012), Covenant
Wheaton, IL 60187                                        College
D.O.B.: 03/54
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee and     o Indefinite Term     Chief Executive Officer (December 2010       105         None
Chairman of the Board                                    to Present), President (until December
120 East Liberty Drive,            o Since Inception     2010), First Trust Advisors L.P. and First
  Suite 400                                              Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                        Board of Directors, BondWave LLC
D.O.B.: 09/55                                            (Software Development Company/
                                                         Investment Advisor) and Stonebridge
                                                         Advisors LLC (Investment Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


                             POSITION AND              TERM OF OFFICE
    NAME, ADDRESS               OFFICES                AND LENGTH OF                         PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH           WITH TRUST                  SERVICE                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley          President and Chief       o Indefinite Term          Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,    Financial Officer                                    and Chief Financial Officer, First Trust Advisors
   Suite 400                                       o Since January 2012       L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                             Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                 Company/Investment Advisor) and Stonebridge
                                                                              Advisors LLC (Investment Advisor)

James M. Dykas           Treasurer, Chief          o Indefinite Term          Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,    Financial Officer and                                President (April 2007 to January 2011), First Trust
   Suite 400             Chief Accounting Officer  o Since January 2012       Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine         Secretary and Chief       o Indefinite Term          General Counsel, First Trust Advisors L.P., First
120 E. Liberty Drive,    Legal Officer                                        Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                       o Since Inception          BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                             Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                 Advisors LLC (Investment Advisor)

Daniel J. Lindquist      Vice President            o Indefinite Term          Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                         Vice President (September 2005 to July 2012),
   Suite 400                                       o Since Inception          First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                             L.P.
D.O.B.: 02/70

Kristi A. Maher          Chief Compliance Officer  o Indefinite Term          Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                              and First Trust Portfolios L.P.
   Suite 400                                       o Chief Compliance
Wheaton, IL 60187                                  Officer since
D.O.B.: 12/66                                      January 2011

                                                   o Assistant Secretary
                                                   since Inception

Roger F. Testin          Vice President            o Indefinite Term          Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                         First Trust Portfolios L.P.
   Suite 400                                       o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66

Stan Ueland              Vice President            o Indefinite Term          Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                         Vice President (August 2005 to September 2012),
   Suite 400                                       o Since Inception          First TrustAdvisors L.P. and First Trust
Wheaton, IL 60187                                                             Portfolios L.P.
D.O.B.: 11/70

-------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2013 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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[BLANK BACK COVER]

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ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $389,500 for 2012 and $380,000 for 2013.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2012 and $0 for 2013.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2012 and $0 for 2013.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $58,500 for 2012 and $61,750 for 2013. The tax fees were for review of regulated investment company status.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2012 and $0 for 2013.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2012 and $0 for 2013.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 for 2012 and $0 for 2013.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2012 were $58,500 for the registrant, $4,120 for the registrant's investment adviser and $65,135 for the registrant's distributor and for 2013 were $61,750 for the registrant, $38,000 for the registrant's investment adviser and $58,100 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            First Trust Exchange-Traded Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 26, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 26, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 26, 2014
     ---------------------

* Print the name and title of each signing officer under his or her signature.